September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Strategic Global Bond Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Australia(b) — 0.1%
Latitude Australia Credit Card Master Trust, Series 2025-1, Class A, (1-Month BBSW + 1.15%), 4.69%, 11/23/37(a)	AUD	500	$ 331,717
Metro Finance Trust, Series 2025-1, Class A, (1-Month BBSW + 1.17%), 4.71%, 10/15/31		435	288,705
Panorama Auto Trust, Series 25-1, Class A, (1-Month BBSW + 0.97%), 4.51%, 03/15/33(a)		434	287,619
RESIMAC Premier, Series 2025-1, Class A, (1-Month BBSW + 1.10%), 4.65%, 09/12/56(a)		440	292,368
			1,200,409
Bermuda — 0.3%
Symphony CLO Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.63%, 01/05/38(b)(c)	USD	3,050	3,061,771
Cayman Islands(c) — 3.0%
Apidos CLO LIII, Series 2025-53A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.65%, 07/20/38(b)		2,000	2,006,544
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.19%, 07/20/34(b)		250	250,655
Barings CLO Ltd., Series 2020-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 5.58%, 01/15/38(b)		1,515	1,518,846
Carlyle U.S. CLO Ltd., Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/25/37(b)		2,500	2,515,425
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 6.19%, 07/17/34(b)		250	250,415
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR3, (3-mo. CME Term SOFR + 1.75%), 5.84%, 07/22/38(b)		1,000	1,004,360
Diameter Capital CLO Ltd., Series 2021-2A, Class A2R, (3-mo. CME Term SOFR + 1.80%), 6.12%, 10/15/37(b)		500	502,265
Dryden Senior Loan Fund(b)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/15/31		232	232,864
Series 2017-49, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.54%, 07/18/30		221	220,894
Golub Capital Partners CLO Ltd., Series 2020-50A, Class BR2, (3-mo. CME Term SOFR + 1.50%), 5.83%, 04/20/35(b)		405	405,640
Gracie Point International Funding LLC, Series 2023-2A, Class A, (90-day Avg SOFR + 2.25%), 6.61%, 03/01/27(b)		179	179,709
LCM Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/20/31(b)		3	2,471
LCM XVIII LP, Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.61%, 04/20/31(b)		15	15,008
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47		68	57,828
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 5.55%, 04/15/31(b)		222	222,411
OHA Credit Funding Ltd.(b)
Series 2022-12RA, Class C, (3-mo. CME Term SOFR + 1.80%), 6.13%, 07/20/37		1,000	1,001,991
Series 2025-20A, Class A, (3-mo. CME Term SOFR + 1.10%), 5.31%, 04/20/38		1,030	1,030,007
Orion CLO Ltd., Series 2025-5A, Class D1, (3-mo. CME Term SOFR + 3.05%), 7.43%, 07/20/38(b)		500	505,441
Security		Par (000)	Value
Cayman Islands (continued)
Park Blue CLO Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.75%, 07/20/37(b)	USD	2,000	$ 2,006,348
Post CLO VI Ltd.(b)
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.75%, 01/20/38		2,000	2,009,268
Series 2024-2A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.53%, 01/20/38		1,000	1,010,645
Rad CLO Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.72%, 07/15/37(b)		1,130	1,133,569
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 5.48%, 04/15/38(b)		2,000	2,001,168
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3- mo. CME Term SOFR + 1.45%), 5.78%, 10/20/30(b)		82	82,304
Signal Peak CLO Ltd., Series 2020-8A, Class A1R, (3- mo. CME Term SOFR + 1.39%), 5.72%, 10/20/37(b)		1,000	1,004,135
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 5.83%, 10/15/30(b)		36	36,021
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.54%, 04/16/31(b)		264	263,835
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.73%, 01/16/31(b)		58	57,913
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.23%, 07/15/34(b)		325	325,728
Trinitas CLO XII Ltd., Series 2020-12A, Class A1R2, (3-mo. CME Term SOFR + 1.05%), 5.31%, 04/25/33(b)		1,755	1,755,930
Voya CLO Ltd., Series 2017-2A, Class A2AR, (3-mo. CME Term SOFR + 1.91%), 6.23%, 06/07/30(b)		620	620,911
Warwick Capital CLO Ltd.(b)
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.73%, 07/20/37		1,000	1,003,830
Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.70%, 07/20/38		1,000	1,005,763
			26,240,142
France(a)(b) — 0.0%
FCT Noria, Series 2025-1, Class B, (1-mo. EURIBOR + 0.90%), 2.77%, 07/25/43	EUR	100	117,707
Noria DE
Series 2024-DE1, Class B, (1-mo. EURIBOR + 0.95%), 2.82%, 02/25/43		90	105,083
Series 2024-DE1, Class C, (1-mo. EURIBOR + 1.25%), 3.12%, 02/25/43		89	105,019
			327,809
Germany(a)(b) — 0.0%
FCT Autonoria DE, Series 2023-DE, Class B, (1-mo. EURIBOR + 1.15%), 3.02%, 01/26/43		40	47,114
Red & Black Auto Germany UG
Series 10, Class B, (1-mo. EURIBOR + 1.20%), 3.08%, 09/15/32		71	83,812
Series 8, Class B, (1-mo. EURIBOR + 0.75%), 2.63%, 09/15/30		18	21,645
			152,571
Ireland(a)(b) — 0.1%
Aurium CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.00%), 5.02%, 06/23/34		100	118,053
Avoca CLO XXII DAC, Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 3.33%, 04/15/35		100	116,814

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 5.23%, 07/15/32	EUR	100	$ 118,023
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 3.33%, 02/22/34		100	116,812
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 5.54%, 07/25/37		100	119,274
Henley CLO IV DAC, Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 3.29%, 04/25/34		100	117,387
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 5.29%, 08/15/38		100	118,198
Providus CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 2.95%), 4.99%, 02/15/35		100	117,759
Providus CLO VI DAC, Series 6X, Class D, (3-mo. EURIBOR + 3.20%), 5.23%, 05/20/34		100	118,753
Tikehau CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.25%), 5.27%, 10/20/38		100	117,999
			1,179,072
Italy(a)(b) — 0.2%
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo. EURIBOR + 0.73%), 2.63%, 12/29/36		219	258,049
Series 2024-1, Class B, (1-mo. EURIBOR + 1.20%), 3.10%, 12/29/36		95	112,468
Series 2025-1, Class B, (1-mo. EURIBOR + 1.00%), 2.90%, 12/28/40		167	196,868
AutoFlorence SRL, Series 3, Class A, (1-mo. EURIBOR + 0.95%), 2.82%, 12/25/46		274	322,743
Brignole Co., Series 2024, Class A, (1-mo. EURIBOR + 0.78%), 2.67%, 02/24/42		181	212,421
Fulvia SPV SRL, Series 2025-1, Class B, (3-mo. EURIBOR + 0.90%), 2.92%, 12/23/41		100	117,612
Quarzo SRL, Series 2024-1, Class B, (3-mo. EURIBOR + 1.60%), 3.61%, 06/15/41		80	94,658
Red & Black Auto Italy SRL, Series 3, Class A, (1-mo. EURIBOR + 0.81%), 2.71%, 07/28/36		212	250,147
			1,564,966
Jersey(b)(c) — 0.6%
AGL CLO Ltd., Series 2023-24A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.03%, 03/31/38	USD	2,000	2,006,771
Hamlin Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.67%, 10/20/37		3,000	3,011,208
			5,017,979
Luxembourg(a)(b) — 0.1%
Asset-Backed European Securitisation Transaction Twenty-Three SARL, Series 2023, Class B, (1-mo. EURIBOR + 1.30%), 3.23%, 03/21/34	EUR	94	111,262
Auto1 Car Funding SARL, Series 2024-1, Class A, (1- mo. EURIBOR + 0.70%), 2.58%, 12/15/33		111	130,974
FACT SA/LU, Series 2024-1, Class B, (1-mo. EURIBOR + 1.05%), 2.98%, 09/22/31		100	117,933
First Mobility SARL - Compartment Swiss Lease, Series 2025-1, Class B, (1-mo. EURIBOR + N Ap%), 2.78%, 10/14/32		100	117,697
Golden Ray SA - Compartment 1, Series 1, Class A2, (1-mo. EURIBOR + 0.80%), 2.70%, 12/27/57		262	307,853
Pony SA, Series 2024-1, Class B, (1-mo. EURIBOR + 0.85%), 2.73%, 01/14/33		97	114,324
Security		Par (000)	Value
Luxembourg (continued)
SC Germany SA Compartment Consumer
Series 2024-2, Class B, (1-mo. EURIBOR + 1.10%), 2.98%, 05/14/38	EUR	100	$ 117,920
Series 2025-1, Class B, (1-mo. EURIBOR + 0.95%), 2.83%, 12/14/38		100	117,875
TREVA Equipment Finance SA - Compartment, Series 2024-1, Class B, (1-mo. EURIBOR + 0.90%), 2.83%, 01/20/35		43	49,762
			1,185,600
Netherlands(a)(b) — 0.1%
Domi BV, Series 2023-1, Class A, (3-mo. EURIBOR + 1.12%), 3.16%, 02/15/55		117	138,320
Mila BV
Series 2024-1, Class A, (1-mo. EURIBOR + 0.69%), 2.61%, 09/16/41		141	166,705
Series 2025-1, Class B, 10/12/42(d)		100	117,499
			422,524
Spain(a)(b) — 0.0%
Autonoria Spain FT, Series 2021-SP, Class B, (1-mo. EURIBOR + 0.80%), 2.67%, 01/31/39		45	52,232
Santander Consumo Fondo de Titulizacion, Series 8, Class B, (3-mo. EURIBOR + 1.20%), 3.29%, 01/21/40		100	118,075
			170,307
United Kingdom(a) — 0.4%
Asimi Funding PLC, Series 2025-1, Class A, (1-day SONIA GBP 0.95%), 4.92%, 05/16/32(b)	GBP	116	156,657
Atlas Funding PLC, Series 2023-1, Class B, (1-day SONIA GBP 1.90%), 5.87%, 01/20/61(b)		100	135,846
Dowson PLC, Series 2024-1, Class B, (1-day SONIA GBP 1.25%), 5.22%, 08/20/31(b)		149	201,123
Edenbrook Mortgage Funding PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.87%), 4.86%, 03/22/57(b)		209	282,493
Elstree Funding No. 5 PLC, Series 2005, Class A, (1-day SONIA GBP 0.85%), 4.82%, 08/21/61(b)		243	327,278
Hermitage PLC(b)
Series 2023-1, Class B, (1-day SONIA GBP 2.45%), 6.42%, 09/21/33		84	113,324
Series 2024-1, Class A, (1-day SONIA GBP 0.90%), 4.87%, 04/21/33		173	233,642
Series 2024-1, Class B, (1-day SONIA GBP 1.25%), 5.22%, 04/21/33		58	77,831
Hops Hill PLC, Series 5, Class B, (1-day SONIA GBP 1.00%), 0.00%, 06/21/56(b)		100	134,885
Mortimer Mix PLC, Series 2024-MIX, Class B, (1-day SONIA GBP 1.15%), 5.14%, 09/22/67(b)		100	135,003
Newday Funding Master Issuer PLC(b)
Series 2024-2X, Class A, (1-day SONIA GBP 0.90%), 4.87%, 07/15/32		275	371,096
Series 2024-3X, Class B, (1-day SONIA GBP 1.30%), 5.27%, 11/15/32		100	135,163
Series 2025-2X, Class B, (1-day SONIA GBP 1.05%), 5.02%, 07/15/33		134	180,346
PCL Funding IX PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.90%), 4.87%, 07/16/29(b)		318	429,517
Polaris PLC, Series 2023-1, Class B, (1-day SONIA GBP 2.75%), 6.72%, 02/23/61(b)		160	218,730
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32	GBP	62	$ 86,812
Winchester PLC, Series 2001, Class B, (1-day SONIA GBP 1.20%), 5.25%, 10/21/56(b)		100	135,170
			3,354,916
United States(c) — 4.0%
Affirm Asset Securitization Trust
Series 2024-A, Class A, 5.61%, 02/15/29	USD	570	572,600
Series 2025-X1, Class C, 5.34%, 04/15/30		100	100,204
Affirm Master Trust, Series 2025-1A, Class A, 4.99%, 02/15/33		610	614,882
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46		23	21,503
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33		17	17,068
Series 2021-A, Class B, 2.79%, 11/17/33		100	97,960
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27		129	129,802
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54		279	291,482
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 6.11%, 06/25/54(b)		323	327,710
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74		895	901,739
ELFI Graduate Loan Program LLC, Series 2023-A, Class A, 6.37%, 02/04/48		532	558,512
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 06/20/31		65	65,966
FIGRE Trust, Series 2025-HE3, Class A, 5.56%, 05/25/55(b)		1,861	1,884,010
Flatiron CLO LLC, Series 2023-1A, Class DR, (3-mo. CME Term SOFR + 2.70%), 7.01%, 04/17/36(b)		700	706,881
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(b)		266	267,619
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42		84	80,089
Series 2023-2A, Class A, 6.53%, 06/15/49		209	217,737
Series 2024-2A, Class B, 4.93%, 03/15/50		91	90,661
Goldman Home Improvement Trust Issuer Trust
Series 2022-GRN1, Class A, 4.50%, 06/25/52		307	306,907
Series 2022-GRN2, Class A, 6.80%, 10/25/52		43	44,182
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46		546	553,217
Series 2025-1A, Class A, 5.38%, 02/20/49		471	477,595
Series 2025-1A, Class B, 6.27%, 02/20/49		21	21,841
Series 2025-2A, Class A, 5.32%, 06/20/49		919	929,169
Series 2025-2A, Class B, 5.98%, 06/20/49		288	293,169
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48		203	161,988
Gracie Point International Funding LLC, Series 2024-1A, Class A, (90-day Avg SOFR + 1.70%), 6.06%, 03/01/28(b)		306	306,595
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59		261	266,982
Huntington Bank Auto Credit-Linked Notes(b)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.79%, 05/20/32		153	153,366
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 5.74%, 10/20/32		262	262,823
Lendmark Funding Trust
Series 2024-1A, Class B, 5.88%, 06/21/32		100	101,609
Security		Par (000)	Value
United States (continued)
Lendmark Funding Trust (continued)
Series 2024-2A, Class B, 4.86%, 02/21/34	USD	100	$ 100,270
Series 2025-1A, Class A, 4.94%, 09/20/34		316	319,601
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2, 5.76%, 12/22/64		419	425,378
Series 2025-1A, Class A2, 5.60%, 09/20/65		283	286,188
Mariner Finance Issuance Trust
Series 2023-AA, Class A, 6.70%, 10/22/35		1,468	1,478,135
Series 2023-AA, Class B, 7.11%, 10/22/35		789	804,217
Series 2024-AA, Class A, 5.13%, 09/22/36		241	244,346
Series 2024-BA, Class D, 6.36%, 11/20/38		100	102,713
Series 2025-AA, Class A, 4.98%, 05/20/38		469	474,151
Series 2025-AA, Class B, 5.33%, 05/20/38		172	174,450
Mosaic Solar Loan Trust, Series 2023-4, Class A, 6.40%, 05/20/53		195	195,808
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2B, (1-mo. Term SOFR + 1.71%), 5.86%, 11/15/68(b)		349	351,993
Series 2021-DA, Class A, (Prime -1.99%), 5.51%, 04/15/60(b)		132	130,549
Series 2024-A, Class A, 5.66%, 10/15/72		525	539,315
Navient Student Loan Trust
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.70%), 6.07%, 03/15/72(b)		142	143,288
Series 2023-BA, Class A1A, 6.48%, 03/15/72		99	101,524
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62		136	122,807
Series 2021-DA, Class B, 2.90%, 04/20/62		700	628,649
Series 2021-DA, Class C, 3.50%, 04/20/62		100	87,005
Series 2023-PL1A, Class A1A, (30-day Avg SOFR + 2.25%), 6.61%, 11/25/53(b)		94	94,768
Series 2025-AA, Class A1B, (30-day Avg SOFR + 1.10%), 5.47%, 03/15/57(b)		570	567,962
Series 2025-BA, Class A1B, (30-day Avg SOFR + 1.35%), 5.69%, 05/17/55(b)		1,045	1,051,237
Series 2025-BA, Class D, 6.04%, 05/17/55		864	870,043
Series 2025-CA, Class A1B, (30-day Avg SOFR + 1.35%), 5.71%, 06/22/65(b)		1,601	1,600,990
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.10%, 07/14/37		100	101,863
OneMain Financial Issuance Trust
Series 2022-2A, Class B, 5.24%, 10/14/34		189	188,758
Series 2023-2A, Class D, 7.52%, 09/15/36		552	570,158
Series 2024-1A, Class A, 5.79%, 05/14/41		764	808,315
Point Broadband Funding LLC, Series 2025-1A, Class A2, 5.34%, 07/20/55		271	273,444
QTS Issuer ABS II LLC, Series 2025-1A, Class A2, 5.04%, 10/05/55		998	993,790
Regional Management Issuance Trust
Series 2021-2, Class B, 2.35%, 08/15/33		990	925,725
Series 2022-1, Class A, 3.07%, 03/15/32		120	119,964
Series 2024-2, Class A, 5.11%, 12/15/33		100	100,861
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/31		53	52,625
Series 2021-A, Class B, 2.80%, 12/22/31		136	134,716
Series 2021-A, Class C, 3.53%, 12/22/31		100	98,404
Series 2021-A, Class D, 5.23%, 12/22/31		800	783,386
Series 2024-B, Class A, 5.42%, 11/20/37		424	431,745
Series 2024-B, Class B, 5.86%, 11/20/37		152	155,119
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32		98	96,268

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Service Experts Issuer LLC (continued)
Series 2024-1A, Class A, 6.39%, 11/20/35	USD	131	$ 134,410
Sesac Finance LLC
Series 2024-1, Class A2, 6.42%, 01/25/54		50	51,142
Series 2025-1, Class A2, 5.50%, 07/25/55		364	362,557
SMB Private Education Loan Trust
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 5.82%, 03/15/56(b)		686	692,920
Series 2024-A, Class B, 5.88%, 03/15/56		408	417,208
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 5.47%, 06/17/52(b)		141	140,852
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/34		645	648,563
Series 2025-1, Class B, 5.12%, 02/27/34		100	101,132
Series 2025-2, Class A, 4.82%, 06/25/34		2,239	2,250,182
SoFi Personal Loan Term
Series 2024-1, Class R1, 0.00%, 02/12/31		10	158,260
Series 2024-1A, Class A, 6.06%, 02/12/31		158	158,641
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54		231	237,201
Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.13%, 02/25/64(b)		1,209	1,221,807
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/32		188	188,281
Series 2025-ST6, Class A, 4.61%, 10/15/32		675	675,604
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47		441	443,276
			35,438,432
Total Asset-Backed Securities — 8.9% (Cost: $78,529,156)			79,316,498

	Shares
Common Stocks
Canada — 0.0%
Algoma Steel Group, Inc.	26,292	93,468
Chile — 0.0%
Wom New Holdco(e)(f)	1,029	23,667
China — 0.1%
Alibaba Group Holding Ltd., ADR	1,056	188,739
BYD Co. Ltd., Class H	7,500	106,010
Tencent Holdings Ltd.	924	78,734
		373,483
Italy — 0.1%
Intesa Sanpaolo SpA	17,084	113,082
UniCredit SpA	4,302	327,361
		440,443
Japan — 0.0%
Rakuten Group, Inc.(f)	25,300	164,062
Spain — 0.0%
CaixaBank SA	24,433	258,059
United Kingdom — 0.0%
Genius Sports Ltd.(f)	16,197	200,519
United States — 1.4%
Advanced Micro Devices, Inc.(f)	800	129,432
Security	Shares	Value
United States (continued)
AMC Networks, Inc., Class A(f)	12,756	$ 105,109
Amentum Holdings, Inc.(f)	5,265	126,097
Anduril Industries, Inc.(e)(f)	3,592	146,841
Apollo Global Management, Inc.	1,994	265,740
Bank of America Corp.	1,883	97,144
Boeing Co.(f)	786	169,642
Boston Scientific Corp.(f)	1,417	138,342
Broadcom, Inc.	276	91,055
Caesars Entertainment, Inc.(f)	3,619	97,803
Carrier Global Corp.	1,682	100,415
Centene Corp.(f)	5,762	205,588
Century Communities, Inc.	2,891	183,203
Citigroup, Inc.	1,478	150,017
Core Scientific, Inc.(f)	19,163	343,784
CoreWeave, Inc.(f)	2,711	371,000
Delta Air Lines, Inc.	2,771	157,254
DF Residential III LP(e)(f)	480,173	504,182
DR Horton, Inc.	999	169,301
Duke Energy Corp.	1,500	185,625
EchoStar Corp., Class A(f)	10,497	801,551
Eli Lilly & Co.	44	33,572
EOG Resources, Inc.	988	110,775
Flagstar Financial, Inc.	60,671	700,750
Flowco Holdings, Inc., Class A	12,475	185,254
Freeport-McMoRan, Inc.	997	39,102
Freewire Equity(e)(f)	6	—
General Electric Co.	1,100	330,902
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $538,000)(e)(f)(g)	538,000	387,360
iShares Ethereum Trust ETF(f)(h)(i)	16,400	516,764
Lam Research Corp.	1,728	231,379
Lumen Technologies, Inc.(f)	56,184	343,846
M/I Homes, Inc.(f)	731	105,586
Meritage Homes Corp.	2,317	167,820
Meta Platforms, Inc., Class A	226	165,970
Micron Technology, Inc.	1,695	283,607
MNTN, Inc., (Acquired 11/05/21, Cost: $138,642)(f)(g)	6,037	111,986
Netflix, Inc.(f)	196	234,988
NRG Energy, Inc.	1,166	188,834
NVIDIA Corp.	2,560	477,645
Palladyne AI Corp.(f)	305	2,620
Six Flags Entertainment Corp.(f)	8,003	181,828
Solaris Energy Infrastructure, Inc., Class A	14,918	596,272
Sonder Holdings, Inc., Class A(f)	2,292	2,911
Space Exploration Technologies Corp., Class A, (Acquired 08/21/23, Cost: $85,374)(e)(f)(g)	1,054	215,691
Space Exploration Technologies Corp., Class C, (Acquired 08/21/23, Cost: $91,692)(e)(f)(g)	1,132	231,653
Toll Brothers, Inc.	1,075	148,501
Trane Technologies PLC	213	89,877
Tri Pointe Homes, Inc.(f)	5,068	172,160
Uber Technologies, Inc.(f)	1,545	151,364
United Airlines Holdings, Inc.(f)	1,570	151,505
Vertiv Holdings Co., Class A	2,237	337,474
Vistra Corp.	1,328	260,182
Walmart, Inc.	1,117	115,118
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Walt Disney Co.	791	$ 90,570
Warner Bros Discovery, Inc., Class A(f)	14,749	288,048
		12,191,039
Total Common Stocks — 1.6% (Cost: $11,013,816)		13,744,740

		Par (000)
Corporate Bonds
Argentina(c) — 0.1%
Telecom Argentina SA, 9.25%, 05/28/33	USD	27	26,621
Vista Energy Argentina SAU
8.50%, 06/10/33		135	137,565
7.63%, 12/10/35		239	231,770
YPF SA, 9.50%, 01/17/31		156	159,744
			555,700
Australia — 0.6%
AGL Energy Ltd., 5.77%, 09/30/35(a)	AUD	200	132,263
BHP Billiton Finance Ltd., 3.64%, 09/04/35(a)	EUR	490	573,317
Fortescue Treasury Pty. Ltd., 4.38%, 04/01/31(c)	USD	100	95,474
Glencore Capital Finance DAC, 10/06/32(a)(d)	EUR	280	328,087
Insurance Australia Group Ltd., (3-Month BBSW + 1.68%), 5.26%, 06/15/37(a)(b)	AUD	200	132,750
Mineral Resources Ltd.(c)
9.25%, 10/01/28	USD	112	117,355
8.50%, 05/01/30		220	228,833
National Australia Bank Ltd., (3-Month BBSW + 1.70%), 5.77%, 07/30/40(a)(b)	AUD	500	333,500
NSW Electricity Networks Finance Pty. Ltd., (3-Month BBSW + 2.05%), 5.63%, 03/11/55(a)(b)		470	313,627
Oceana Australian Fixed Income Trust, A Note Upsize(e)
10.50%, 07/31/28		348	234,025
Class A, 12.50%, 07/31/26		248	167,597
Class A, 12.50%, 07/31/27		414	286,271
Origin Energy Finance Ltd., 1.00%, 09/17/29(a)	EUR	566	613,464
Pacific National Finance Pty. Ltd., (Update Replacements.xls: ADSWAP5 + 3.85%), 7.75%, 12/11/54(a)(b)	AUD	960	652,745
Port of Newcastle Investments Financing Pty. Ltd., 6.10%, 07/18/33(a)		360	244,715
Scentre Group Trust 1(a)
5.35%, 09/18/35		430	280,858
(3-Month BBSW + 2.00%), 5.58%, 03/31/55(b)		400	267,935
			5,002,816
Belgium — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	USD	111	103,988
Anheuser-Busch InBev Worldwide, Inc., 5.80%, 01/23/59		57	59,417
			163,405
Brazil — 0.2%
3R Lux SARL, 9.75%, 02/05/31(c)		200	210,840
Azul Secured Finance LLP, 11.93%, 08/28/28(f)(j)		223	68,123
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)		202	172,770
Petrobras Global Finance BV, 6.75%, 01/27/41		93	93,878
Raizen Fuels Finance SA
6.45%, 03/05/34(c)		200	194,000
Security		Par (000)	Value
Brazil (continued)
Raizen Fuels Finance SA (continued)
6.70%, 02/25/37(a)	USD	200	$ 192,774
Samarco Mineracao SA(k)
(9.50% PIK), 9.50%, 06/30/31(a)		515	517,238
(9.50% PIK), 9.50%, 06/30/31(c)		139	140,087
Suzano Austria GmbH
6.00%, 01/15/29		200	207,284
5.00%, 01/15/30		200	201,600
Vale Overseas Ltd., 6.40%, 06/28/54		61	62,603
			2,061,197
Canada — 0.6%
Air Canada Pass-Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(c)		302	314,975
Baytex Energy Corp., 7.38%, 03/15/32(c)		81	79,308
Bombardier, Inc.(c)
8.75%, 11/15/30		86	92,742
6.75%, 06/15/33		100	104,356
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(c)
6.25%, 09/15/27		74	73,821
5.00%, 06/15/29		65	61,943
4.88%, 02/15/30		93	87,219
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(c)
4.38%, 01/15/28		109	107,101
4.00%, 10/15/30		284	267,648
Garda World Security Corp., 8.25%, 08/01/32(c)		94	97,440
HR Ottawa LP, 11.00%, 03/31/31(c)		1,918	2,113,589
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(c)		200	209,038
NOVA Chemicals Corp., 5.25%, 06/01/27(c)		158	158,455
Open Text Corp., 3.88%, 12/01/29(c)		100	94,525
Parkland Corp., 4.63%, 05/01/30(c)		68	66,114
Prime Investment Partners Ltd., 11.00%, 05/01/30(e)		916	940,815
RB Global Holdings, Inc., 7.75%, 03/15/31(c)		132	138,059
Rogers Communications, Inc., (5-year CMT + 2.65%), 7.00%, 04/15/55(b)		174	181,395
South Bow Canadian Infrastructure Holdings Ltd., (5- year CMT + 3.95%), 7.63%, 03/01/55(b)		100	104,479
TELUS Corp., (5-year CMT + 2.77%), 6.63%, 10/15/55(b)		15	15,443
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(c)		341	334,042
			5,642,507
Chile — 0.2%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(b)(c)		400	423,044
Corp. Nacional del Cobre de Chile, 3.15%, 01/14/30(a)		200	189,800
Telefonica Moviles Chile SA, 3.54%, 11/18/31(c)		164	89,380
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(c)(k)(l)		543	483,767
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(c)(k)		297	284,784
			1,470,775
China — 0.2%
Alibaba Group Holding Ltd., 0.50%, 06/01/31(l)		61	112,057
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(a)(f)(j)		200	3,000
Fortune Star BVI Ltd., 3.95%, 10/02/26(a)	EUR	1,200	1,394,040
Prosus NV, 3.06%, 07/13/31(a)	USD	200	181,175
			1,690,272

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colombia — 0.1%
ABRA Global Finance, (6.00% Cash & 8.00% PIK), 14.00%, 10/22/29(c)(k)	USD	485	$ 469,854
Ecopetrol SA, 8.88%, 01/13/33		69	74,855
Gran Tierra Energy, Inc., 9.50%, 10/15/29(c)		412	347,110
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)		400	379,752
			1,271,571
Czech Republic(a) — 0.2%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30	EUR	180	221,631
Czechoslovak Group A/S, 5.25%, 01/10/31		125	152,627
EP Infrastructure AS, 2.05%, 10/09/28		1,255	1,427,027
			1,801,285
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 6.75%, 04/22/30(b)		200	232,738
Finland(a) — 0.1%
Citycon Treasury BV, 5.38%, 07/08/31		200	236,115
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32		300	359,686
			595,801
France — 2.2%
Altice France SA, 4.25%, 10/15/29(a)		100	101,819
Atos SE(a)(m)
5.20%, 12/18/30		71	78,642
9.36%, 12/18/29		246	332,081
Banijay Entertainment SAS, 7.00%, 05/01/29(a)		200	243,448
Banque Federative du Credit Mutuel SA(a)
0.63%, 11/19/27		500	564,245
1.25%, 06/03/30		700	753,840
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(a)(b)		111	124,603
BNP Paribas SA, (3-mo. EURIBOR + 0.80%), 0.38%, 10/14/27(a)(b)		500	574,790
Bouygues SA, 4.63%, 06/07/32(a)		500	632,723
Capgemini SE, 3.50%, 09/25/34(a)		200	232,711
Cofiroute SA, 1.00%, 05/19/31(a)		500	525,100
Credit Agricole SA(a)(b)
(3-mo. EURIBOR + 0.60%), 0.63%, 01/12/28		1,000	1,147,275
(3-mo. EURIBOR + 0.68%), 0.50%, 09/21/29		400	438,565
Electricite de France SA(a)
4.13%, 06/17/31		2,400	2,941,878
5.50%, 10/17/41	GBP	300	360,357
Elior Group SA, 5.63%, 03/15/30(a)	EUR	100	120,296
Engie SA(a)
1.88%, 09/19/33		900	941,890
3.88%, 09/11/37		100	117,315
(5-year EURIBOR ICE Swap + 2.37%), 5.13%(b)(n)		100	123,711
Eutelsat SA(a)
1.50%, 10/13/28		100	110,064
9.75%, 04/13/29		100	126,753
Figeac Aero SA, (Acquired 07/16/25, Cost: $395,607), 7.79%, 07/23/30(e)(g)		340	398,179
Forvia SE, 5.50%, 06/15/31(a)		300	362,131
Goldstory SAS, 6.75%, 02/01/30(a)		100	121,908
iliad SA(a)
5.38%, 02/15/29		200	247,875
5.63%, 02/15/30		200	252,115
4.25%, 01/09/32		100	118,042
IPD 3 BV, 5.50%, 06/15/31(a)		202	240,840
Security		Par (000)	Value
France (continued)
Kapla Holding SAS, 04/30/31(a)(d)	EUR	100	$ 117,992
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.64%, 07/01/29(a)(b)		100	118,712
Loxam SAS(a)
6.38%, 05/31/29		90	109,444
4.25%, 02/15/31		100	117,452
Maya SAS/Paris France
5.38%, 04/15/30(a)		134	160,683
6.88%, 04/15/31(a)		100	124,710
8.50%, 04/15/31(c)	USD	400	428,997
New Immo Holding SA(a)
3.25%, 07/23/27	EUR	100	115,686
4.88%, 12/08/28		100	118,803
Opal Bidco SAS, 5.50%, 03/31/32(a)		105	127,588
RCI Banque SA(a)(b)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37		300	358,362
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	123,496
Renault SA, 3.88%, 09/30/30(a)		100	117,227
RTE Reseau de Transport d’Electricite SADIR, 1.13%, 09/09/49(a)		400	244,503
Sabena technics SAS, (3-mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $293,431), 7.00%, 09/30/29(b)(e)(g)		297	349,220
Societe Generale SA, 1.75%, 03/22/29(a)		400	451,123
TotalEnergies Capital International SA, 3.50%, 03/03/37(a)		700	800,811
Veolia Environnement SA(a)
1.94%, 01/07/30		600	677,476
3.32%, 06/17/32		100	117,471
Worldline SA/France(a)
4.13%, 09/12/28		1,000	956,722
5.25%, 11/27/29		1,200	1,090,547
			19,160,221
Germany — 1.0%
Alstria Office AG, 5.50%, 03/20/31(a)		100	122,080
APCOA Group GmbH, 6.00%, 04/15/31(a)		200	237,762
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 4.51%), 7.13%(b)(n)		224	277,324
Aroundtown SA(a)
0.01%, 07/16/26		100	114,737
3.50%, 05/13/30		100	116,859
Brenntag Finance BV, 10/02/31(a)(d)		200	233,930
Deutsche Bank AG, (5-year EURIBOR ICE Swap + 5.26%), 8.13%(a)(b)(n)		200	256,434
Deutsche Telekom AG(a)
2.25%, 03/29/39		222	222,660
3.63%, 02/03/45		40	43,695
1.75%, 12/09/49		67	50,537
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)		100	121,733
E.ON SE, 4.00%, 01/16/40(a)		792	933,583
Fressnapf Holding SE, 5.25%, 10/31/31(a)		116	138,022
Grand City Properties SA, (5-year EUR Swap + 2.18%), 1.50%(a)(b)(n)		100	114,812
Gruenenthal GmbH, 4.63%, 11/15/31(a)		100	119,871
HT Troplast GmbH, 9.38%, 07/15/28(a)		100	122,614
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(a)(k)		200	245,929
Lanxess AG, (6-mo. EURIBOR at 0.00% Floor + 9.50%, 13.41% Cash or 13.41% PIK), 11.62%, 04/01/31(e)		419	449,586
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Germany (continued)
Mahle GmbH, 6.50%, 05/02/31(a)	EUR	100	$ 121,532
Mercedes-Benz International Finance BV, 2.50%, 09/05/28(a)		38	44,537
Nidda Healthcare Holding GmbH(a)
7.00%, 02/21/30		202	247,227
5.38%, 10/23/30		100	119,381
(3-mo. EURIBOR + 3.75%), 5.79%, 10/23/30(b)		104	122,320
PCF GmbH, 4.75%, 04/15/29(a)		122	110,576
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.78%, 07/01/29(a)(b)		100	118,071
ProGroup AG, 5.13%, 04/15/29(a)		100	119,500
Robert Bosch GmbH, 4.38%, 06/02/43(a)		300	351,959
Schaeffler AG(a)
4.25%, 04/01/28		100	119,329
3.38%, 10/12/28		100	116,680
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(a)(k)		112	88,437
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)		186	218,618
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(c)	USD	400	398,586
TUI Cruises GmbH, 5.00%, 05/15/30(a)	EUR	100	120,538
Volkswagen Bank GmbH(a)
4.25%, 01/07/26		400	471,780
4.63%, 05/03/31		900	1,113,269
Vonovia SE, Series B, 0.88%, 05/20/32(a)(l)		200	235,528
Wintershall Dea Finance 2 BV, (5-year EURIBOR ICE Swap + 3.94%), 6.12%(a)(b)(n)		203	249,057
ZF Europe Finance BV, 2.50%, 10/23/27(a)		200	227,423
ZF North America Capital, Inc., 7.13%, 04/14/30(c)	USD	150	148,529
			8,785,045
Greece(a)(b) — 0.1%
Eurobank SA
(1-year EUR Swap + 1.80%), 4.00%, 09/24/30	EUR	100	121,138
(1-year EURIBOR ICE Swap + 1.70%), 4.00%, 02/07/36		100	117,995
(5-year EURIBOR ICE Swap + 2.17%), 4.88%, 04/30/31		100	125,259
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		211	266,496
			630,888
Hong Kong — 0.2%
AIA Group Ltd., 5.40%, 09/30/54(a)	USD	1,000	980,190
Elect Global Investments Ltd., 4.85%(a)(n)		200	148,750
Melco Resorts Finance Ltd., 7.63%, 04/17/32(c)		200	209,500
			1,338,440
Hungary — 0.0%
MVM Energetika Zrt, 7.50%, 06/09/28(a)		200	211,524
India — 1.1%
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(a)		770	753,638
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(a)		1,000	1,030,940
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(a)		313	331,972
Diamond II Ltd., 7.95%, 07/28/26(a)		1,000	1,007,500
Flourishing Trade & Investment Ltd., (11.04% PIK), 11.04%, 04/02/28(c)(e)		1,154	1,205,820
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)		995	1,013,407
India Cleantech Energy, 4.70%, 08/10/26(a)		759	751,790
Muthoot Finance Ltd.(a)
6.38%, 04/23/29		300	304,342
6.38%, 03/02/30		1,235	1,250,808
Power Finance Corp. Ltd., 1.84%, 09/21/28(a)	EUR	100	112,654
Security		Par (000)	Value
India (continued)
ReNew Pvt Ltd., 5.88%, 03/05/27(a)	USD	200	$ 199,722
Vedanta Resources Finance II PLC
10.88%, 09/17/29(c)		728	762,125
10.88%, 09/17/29(a)		700	732,813
9.48%, 07/24/30(c)		200	202,200
11.25%, 12/03/31(c)		200	213,900
			9,873,631
Indonesia — 0.4%
Freeport Indonesia PT(a)
4.76%, 04/14/27		200	200,400
6.20%, 04/14/52		1,000	1,023,000
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(a)		455	392,438
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29(a)		500	522,500
8.96%, 04/27/29(c)		104	108,680
Minejesa Capital BV, 5.63%, 08/10/37(c)		200	198,800
Nickel Industries Ltd., 9.00%, 09/30/30(a)		320	324,800
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(a)	EUR	700	736,315
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)	USD	200	190,750
			3,697,683
Ireland — 0.1%
Cedacri SpA, (3-mo. EURIBOR + 5.50%), 7.54%, 05/15/28(a)(b)	EUR	150	177,915
Flutter Treasury DAC(a)
4.00%, 06/04/31		215	252,951
6.13%, 06/04/31	GBP	100	135,539
GGAM Finance Ltd., 6.88%, 04/15/29(c)	USD	78	80,887
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(a)	GBP	100	138,994
			786,286
Israel — 0.1%
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/30	EUR	100	119,954
7.88%, 09/15/31		120	168,887
Teva Pharmaceutical Finance Netherlands III BV, 7.88%, 09/15/29	USD	200	218,376
			507,217
Italy — 1.2%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(b)(n)	EUR	100	122,269
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)		262	312,472
ASTM SpA, 1.00%, 11/25/26(a)		3,242	3,745,035
Banca Monte dei Paschi di Siena SpA, (5-year EURIBOR ICE Swap + 2.15%), 4.38%, 10/02/35(a)(b)		200	239,459
Bubbles Bidco SpA, 6.50%, 09/30/31(a)		122	146,705
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(c)(e)	USD	424	423,687
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR	100	120,369
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(a)		100	125,110
Eni SpA(a)
1.63%, 05/17/28		157	180,235
3.63%, 01/29/29		688	831,324
Fedrigoni SpA(a)
6.13%, 06/15/31		300	350,107
(3-mo. EURIBOR + 4.00%), 6.00%, 01/15/30(b)		200	234,226
Fibercop SpA
4.75%, 06/30/30(a)		100	119,253

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Italy (continued)
Fibercop SpA (continued)
5.13%, 06/30/32(a)	EUR	100	$ 119,332
6.00%, 09/30/34(c)	USD	200	190,632
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(a)	EUR	300	354,879
IMA Industria Macchine Automatiche SpA(a)
3.75%, 01/15/28		100	116,935
(3-mo. EURIBOR + 3.75%), 5.78%, 04/15/29(b)		200	236,984
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(a)		100	112,707
Intesa Sanpaolo SpA, 5.15%, 06/10/30(a)	GBP	100	133,639
Irca SpA/Gallarate, (3-mo. EURIBOR + 3.75%), 5.76%, 12/15/29(a)(b)	EUR	100	118,251
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)		200	238,894
Lottomatica Group SpA, 4.88%, 01/31/31(a)		100	120,973
Nexi SpA, 0.00%, 02/24/28(a)(l)(o)		200	215,004
Pachelbel Bidco SpA(a)
7.13%, 05/17/31		118	149,264
(3-mo. EURIBOR + 4.25%), 6.27%, 05/17/31(b)		100	118,281
Rossini SARL(a)
6.75%, 12/31/29		100	123,861
(3-mo. EURIBOR + 3.88%), 5.88%, 12/31/29(b)		43	50,961
TeamSystem SpA(a)
5.00%, 07/01/31		172	204,765
(3-mo. EURIBOR + 3.25%), 5.19%, 07/01/32(b)		109	128,113
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	46	50,958
UniCredit SpA
3.73%, 06/10/35(a)	EUR	474	559,088
(5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(b)(c)	USD	200	213,588
Unipol Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR	100	123,629
			10,630,989
Jamaica — 0.0%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(c)(e)(o)	USD	71	4,262
Japan — 0.4%
Nissan Motor Co. Ltd.
5.25%, 07/17/29(a)	EUR	192	229,729
4.81%, 09/17/30(c)	USD	200	188,417
SoftBank Group Corp.(a)
5.38%, 01/08/29	EUR	200	243,240
4.00%, 09/19/29		150	174,979
5.25%, 10/10/29		500	605,287
5.88%, 07/10/31		600	742,090
3.88%, 07/06/32		200	223,502
6.38%, 07/10/33		700	873,841
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	USD	415	376,891
			3,657,976
Jersey — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(c)		200	195,811
10.38%, 03/31/29(a)	GBP	100	130,770
Deepocean Ltd., 04/08/31(a)(d)	EUR	112	133,270
			459,851
Luxembourg — 0.4%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(k)		431	538,902
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(a)		103	125,446
Currenta Group Holdings SARL(a)
5.50%, 05/15/30		100	120,317
(3-mo. EURIBOR + 4.00%), 6.04%, 05/15/32(b)		100	118,337
Security		Par (000)	Value
Luxembourg (continued)
Encore Issuances SA, Series 155, (3-mo. EURIBOR + 10.00%), 12.05%, 11/06/25(b)	EUR	12	$ 13,552
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)		200	249,972
Essendi SA(a)
5.63%, 05/15/32		300	363,164
(3-mo. EURIBOR + 3.75%), 5.79%, 05/15/32(b)		200	236,824
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(a)		111	132,484
INEOS Finance PLC(a)
6.38%, 04/15/29		200	232,535
7.25%, 03/31/31		100	117,238
ION Platform Finance SARL(d)
09/30/30		131	153,801
09/30/32		109	127,971
ION Trading Technologies SARL, 5.75%, 05/15/28(c)	USD	200	196,266
Kleopatra Finco SARL, 4.25%, 03/01/26(a)	EUR	100	66,089
Maxam Prill SARL, 6.00%, 07/15/30(a)		354	421,938
Summer BC Holdco B SARL, (3-mo. EURIBOR + 4.25%), 6.29%, 02/15/30(a)(b)		100	115,294
Vivion Investments SARL, (6.50% PIK), 6.50%, 02/28/29(a)(k)		122	141,935
			3,472,065
Macau — 0.3%
Sands China Ltd., 4.38%, 06/18/30	USD	500	491,000
Studio City Finance Ltd., 5.00%, 01/15/29(a)		488	470,432
Wynn Macau Ltd.
5.63%, 08/26/28(a)		1,204	1,201,604
6.75%, 02/15/34(c)		200	202,740
			2,365,776
Mexico — 0.6%
Banco Mercantil del Norte SA, (5-year CMT + 4.07%), 8.38%(b)(c)(n)		200	210,900
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(c)		198	210,423
Food Service Project SA, 5.50%, 01/21/27(a)	EUR	100	117,742
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(a)	USD	200	199,020
Grupo Posadas SAB de CV, (5.00% Cash or 7.00% PIK), 8.00%, 12/30/27(a)(k)(m)		114	112,069
Petroleos Mexicanos
6.88%, 10/16/25		162	161,854
7.50%, 03/31/26(c)		2,154	2,141,076
3.75%, 04/16/26(a)	EUR	115	135,058
6.50%, 03/13/27	USD	892	902,481
4.75%, 02/26/29(a)	EUR	164	193,700
8.75%, 06/02/29	USD	258	278,313
6.84%, 01/23/30		219	222,835
5.95%, 01/28/31		374	362,593
6.70%, 02/16/32		58	57,492
			5,305,556
Morocco(c) — 0.0%
OCP SA
6.75%, 05/02/34		202	219,928
7.50%, 05/02/54		200	221,938
			441,866
Netherlands — 0.7%
ABN AMRO Bank NV, (5-year EURIBOR ICE Swap + 2.45%), 5.50%, 09/21/33(a)(b)	EUR	800	997,788
Boels Topholding BV, 5.75%, 05/15/30(a)		144	175,342
Cooperatieve Rabobank UA, 4.00%, 01/10/30(a)		700	857,905
Heineken NV, 05/03/34(a)(d)		180	212,379
IMCD NV, 2.13%, 03/31/27(a)		1,195	1,388,822
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Netherlands (continued)
ING Groep NV(a)(b)
(3-mo. EURIBOR + 0.88%), 0.88%, 11/29/30	EUR	600	$ 645,913
(5-year EUR Swap + 1.78%), 4.25%, 08/26/35		200	241,166
Q-Park Holding I BV(a)
5.13%, 03/01/29		100	121,082
5.13%, 02/15/30		215	260,724
Sunrise FinCo I BV, 4.88%, 07/15/31(c)	USD	200	190,530
Trivium Packaging Finance BV, 12.25%, 01/15/31(c)		200	216,468
VZ Secured Financing BV
3.50%, 01/15/32(a)	EUR	270	299,068
5.00%, 01/15/32(c)	USD	201	181,848
5.25%, 01/15/33(a)	EUR	153	179,622
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)		170	188,150
			6,156,807
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28(c)	USD	200	200,375
Peru — 0.0%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(c)		100	106,740
Volcan Cia Minera SAA
8.75%, 01/24/30(c)		83	86,096
8.75%, 01/24/30(a)		61	63,275
			256,111
Philippines(a)(n) — 0.1%
ACEN Finance Ltd., 4.00%		267	177,555
Petron Corp., (5-year CMT + 7.57%), 5.95%(b)		444	443,583
San Miguel Global Power Holdings Corp., (1-year CMT + 6.40%), 8.13%(b)		650	654,062
			1,275,200
Portugal(a)(b) — 0.0%
EDP SA
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81	EUR	200	232,617
(5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54		100	120,703
			353,320
Saudi Arabia — 0.2%
Al Rajhi Sukuk Ltd., (6 year USD CMT + 1.59%), 6.25%(a)(b)(n)	USD	200	201,664
Greensaif Pipelines Bidco SARL, 6.10%, 08/23/42(c)		200	210,112
Saudi Arabian Oil Co., 4.75%, 06/02/30(c)		200	202,800
Saudi Electricity Sukuk Programme Co., 4.94%, 02/13/29(a)		200	203,596
SRC Sukuk Ltd.(a)(d)
04/02/29		438	437,495
10/02/35		285	282,467
			1,538,134
Singapore — 0.0%
Puma International Financing SA, 7.75%, 04/25/29(a)		435	448,141
Slovenia(a) — 0.0%
United Group BV
6.50%, 10/31/31	EUR	100	118,889
(3-mo. EURIBOR + 4.25%), 6.29%, 02/15/31(b)		100	117,679
			236,568
South Africa — 0.1%
Sappi Papier Holding GmbH, 4.50%, 03/15/32(a)		200	231,630
Security		Par (000)	Value
South Africa (continued)
Sasol Financing USA LLC, 6.50%, 09/27/28	USD	200	$ 199,062
Transnet, 8.25%, 02/06/28(a)		200	210,824
			641,516
South Korea(a) — 0.1%
Hyundai Card Co. Ltd., 5.75%, 04/24/29		200	207,836
LG Energy Solution Ltd., 5.38%, 04/02/30		300	307,359
Tongyang Life Insurance Co. Ltd., (5-year CMT + 2.40%), 6.25%, 05/07/35(b)		500	521,477
			1,036,672
Spain(a) — 0.2%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(b)	EUR	100	120,900
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.52%, 05/01/30(b)		103	121,677
Bankinter SA(b)
(5-year EUR Swap + 6.71%), 6.25%(n)		200	237,158
(5-year EURIBOR ICE Swap + 2.35%), 5.00%, 06/25/34		100	123,106
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(b)(n)		200	245,636
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(l)		100	106,038
Gestamp Automocion SA, 10/15/30(d)		100	117,869
Grifols SA
7.13%, 05/01/30		100	123,672
7.50%, 05/01/30		200	247,417
Lorca Telecom Bondco SA
4.00%, 09/18/27		100	117,396
5.75%, 04/30/29		168	205,271
			1,766,140
Sweden — 0.1%
Atlas Copco Finance DAC(a)
0.13%, 09/03/29		200	212,575
3.50%, 04/01/35		349	410,357
Balder Finland OYJ, 1.00%, 01/20/29(a)		100	109,317
Dometic Group AB, 5.00%, 09/11/30(a)		100	117,837
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27		136	156,597
Preem Holdings AB, 12.00%, 06/30/27(a)		80	97,116
Stena International SA, 7.25%, 01/15/31(c)	USD	200	203,904
			1,307,703
Switzerland — 0.2%
Dufry One BV, 4.50%, 05/23/32(a)	EUR	200	241,282
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(a)	CHF	125	155,332
UBS Group AG(a)
0.88%, 11/03/31	EUR	200	205,101
0.63%, 02/24/33		1,104	1,062,872
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(c)
9.50%, 06/01/28	USD	40	41,641
6.38%, 02/01/30		6	5,848
			1,712,076
Thailand — 0.2%
Bangkok Bank PCL/Hong Kong, 5.30%, 09/21/28(c)		200	204,874
Muangthai Capital PCL(a)
6.88%, 09/30/28		1,000	1,012,500
7.55%, 07/21/30		300	310,965
			1,528,339

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Turkey — 0.0%
Sisecam U.K. PLC, 8.25%, 05/02/29(a)	USD	200	$ 206,798
Turk Telekomunikasyon A/S, 10/07/32(c)(d)		200	200,000
			406,798
Ukraine — 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, (7.13% PIK), 7.13%, 07/19/26(a)(k)	EUR	483	486,031
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/27(a)	USD	150	142,543
9.63%, 02/11/27(c)		150	142,543
			771,117
United Arab Emirates(a) — 0.1%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27		200	207,562
DP World Salaam, (5-year CMT + 5.75%), 6.00%(b)(n)		400	400,072
			607,634
United Kingdom — 2.0%
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR	100	123,399
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)		318	385,900
7.75%, 02/15/31(c)	USD	200	209,278
Barclays PLC(b)
(1-day SOFR + 2.98%), 6.22%, 05/09/34		200	215,156
(1-year CMT + 3.50%), 7.44%, 11/02/33		391	448,643
BCP V Modular Services Finance II PLC(a)
6.13%, 11/30/28	GBP	123	154,436
6.50%, 07/10/31	EUR	280	307,333
Bellis Acquisition Co. PLC(a)
8.13%, 05/14/30	GBP	250	321,762
8.00%, 07/01/31	EUR	100	119,151
Belron U.K. Finance PLC, 4.63%, 10/15/29(a)		139	167,492
Boots Group Finco LP(a)
5.38%, 08/31/32		100	120,781
7.38%, 08/31/32	GBP	100	137,008
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)	EUR	300	366,551
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP	300	423,899
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD	200	210,281
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(a)	EUR	200	240,360
CPUK Finance Ltd., 4.50%, 08/28/27(a)	GBP	100	131,801
EC Finance PLC, 3.25%, 10/15/26(a)	EUR	200	230,097
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP	306	438,804
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR	100	118,439
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 08/15/29(c)	USD	282	297,510
Heathrow Finance PLC(a)
3.88%, 03/01/27(m)	GBP	100	131,492
4.13%, 09/01/29(m)		130	162,550
6.63%, 03/01/31		100	135,133
HSBC Holdings PLC(b)
(1-day SONIA GBP 2.12%), 6.80%, 09/14/31		1,813	2,630,830
(3-mo. EURIBOR + 0.86%), 3.76%, 05/20/29(a)	EUR	2,094	2,517,333
(3-Month BBSW + 1.60%), 5.64%, 08/28/36(a)	AUD	400	265,643
Imperial Brands Finance PLC, 3.88%, 02/12/34(a)	EUR	386	449,201
Informa PLC, 3.38%, 06/09/31(a)		404	475,196
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)		100	118,431
Market Bidco Finco PLC(a)
6.75%, 01/31/31		136	157,672
8.75%, 01/31/31	GBP	100	132,235
Mobico Group PLC(a)
4.88%, 09/26/31	EUR	100	92,421
Security		Par (000)	Value
United Kingdom (continued)
Mobico Group PLC(a) (continued)
(5-year UK Government Bond + 4.14%), 4.25%(b)(n)	GBP	100	$ 82,111
Motability Operations Group PLC(a)
3.88%, 01/24/34	EUR	332	394,076
4.25%, 06/17/35		100	121,373
4.00%, 01/22/37		396	466,472
Motion Finco SARL, 7.38%, 06/15/30(a)		200	211,525
NAK Naftogaz Ukraine via Kondor Finance PLC, (7.63% PIK), 7.63%, 11/08/28(a)(k)	USD	233	182,723
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR	200	245,418
Pinewood Finco PLC, 6.00%, 03/27/30(a)	GBP	155	209,661
Pinnacle Bidco PLC, 10.00%, 10/11/28(a)		200	283,781
SCC Power PLC(c)(k)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28	USD	190	115,057
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		13	3,220
Stonegate Pub Co. Financing PLC, 10.75%, 07/31/29(a)	GBP	223	300,733
Synthomer PLC, 7.38%, 05/02/29(a)	EUR	100	108,638
Thames Water Super Senior Issuer PLC, 9.75%, 10/10/27(c)	GBP	5	7,505
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(a)		100	95,655
Thames Water Utilities Ltd., 0.00%, 03/22/27(c)(o)		1	862
TVL Finance PLC, 10.25%, 04/28/28(a)		100	136,157
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(c)	USD	400	377,136
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP	400	523,975
Vmed O2 U.K. Financing I PLC(a)
4.00%, 01/31/29		100	128,083
4.50%, 07/15/31		207	254,702
5.63%, 04/15/32	EUR	209	251,538
Vodafone Group PLC(b)
(5-year CMT + 2.77%), 4.13%, 06/04/81	USD	32	29,936
(5-year EUR Swap + 3.48%), 3.00%, 08/27/80(a)	EUR	500	565,860
Zegona Finance PLC, 6.75%, 07/15/29(a)		257	319,186
			17,851,601
United States — 15.2%
AbbVie, Inc.
4.25%, 11/21/49	USD	420	353,842
5.40%, 03/15/54		213	211,793
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(c)		100	103,819
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(c)		200	205,937
Adient Global Holdings Ltd., 7.50%, 02/15/33(c)		195	201,916
AES Corp., (5-year CMT + 2.89%), 6.95%, 07/15/55(b)		100	98,138
Aethon III BR LLC, 1.00%, 01/10/27(c)		313	310,828
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(c)		107	111,590
Air Products and Chemicals, Inc.
4.00%, 03/03/35	EUR	358	433,662
3.45%, 02/14/37		100	113,399
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
4.63%, 01/15/27	USD	100	99,372
6.25%, 03/15/33		123	125,792
Allegiant Travel Co., 7.25%, 08/15/27(c)		88	89,094
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(c)
6.75%, 04/15/28		319	324,654
7.38%, 10/01/32		300	309,130
Allied Universal Holdco LLC, 7.88%, 02/15/31(c)		228	239,057
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(c)		200	196,611
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(a)
3.63%, 06/01/28	EUR	100	$ 116,337
4.88%, 06/01/28	GBP	200	262,957
Alpha Generation LLC, 6.75%, 10/15/32(c)	USD	90	92,906
Alphabet, Inc., 4.00%, 05/06/54	EUR	337	386,155
Amazon.com, Inc.
3.10%, 05/12/51	USD	234	162,791
4.10%, 04/13/62		363	292,113
AMC Networks, Inc.
10.25%, 01/15/29(c)		309	325,609
4.25%, 02/15/29		226	196,620
10.50%, 07/15/32(c)		100	105,744
Amentum Holdings, Inc., 7.25%, 08/01/32(c)		147	152,640
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33		60	55,833
Series 2019-1, Class B, 3.85%, 08/15/29		45	43,914
American Airlines, Inc., 7.25%, 02/15/28(c)		200	204,891
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		84	79,823
American Express Co., (1-day SOFR + 1.22%), 4.92%, 07/20/33(b)		250	254,352
American International Group, Inc., 5.13%, 03/27/33		45	46,293
American Tower Corp.
0.95%, 10/05/30	EUR	1,090	1,153,373
5.65%, 03/15/33	USD	548	578,031
5.55%, 07/15/33		912	954,707
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(c)		128	131,501
Amgen, Inc.
4.66%, 06/15/51		279	243,720
5.75%, 03/02/63		449	447,934
AmWINS Group, Inc., 6.38%, 02/15/29(c)		144	146,928
Aramark International Finance SARL, 4.38%, 04/15/33(a)	EUR	200	235,110
Aramark Services, Inc., 5.00%, 02/01/28(c)	USD	100	99,528
Arches Buyer, Inc., 4.25%, 06/01/28(c)		93	91,135
Arcosa, Inc., 6.88%, 08/15/32(c)		100	104,449
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(a)	EUR	100	115,032
4.13%, 08/15/26(c)(e)	USD	804	771,840
Aretec Group, Inc., 10.00%, 08/15/30(c)		121	131,830
Arsenal AIC Parent LLC, 11.50%, 10/01/31(c)		100	111,063
Asbury Automotive Group, Inc., 5.00%, 02/15/32(c)		111	106,586
Ashton Woods USA LLC/Ashton Woods Finance Co.(c)
4.63%, 08/01/29		37	35,430
4.63%, 04/01/30		97	91,828
6.88%, 08/01/33		66	66,566
AT&T, Inc.
3.65%, 06/01/51		868	627,673
3.55%, 09/15/55		170	117,150
3.65%, 09/15/59		854	583,884
ATI, Inc., 7.25%, 08/15/30		115	120,714
Avantor Funding, Inc.(c)
4.63%, 07/15/28		126	123,941
3.88%, 11/01/29		100	95,097
Avianca Midco 2 PLC, 9.00%, 12/01/28(a)		221	220,448
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(c)
5.38%, 03/01/29		169	164,803
8.00%, 02/15/31		55	56,899
Azorra Finance Ltd., 7.25%, 01/15/31(c)		40	41,652
Ball Corp., 4.25%, 07/01/32	EUR	103	123,686
Security		Par (000)	Value
United States (continued)
Baltimore Gas and Electric Co., 5.40%, 06/01/53	USD	55	$ 53,988
Bank of America Corp.(b)
(1-day SOFR + 1.00%), 5.16%, 01/24/31		467	481,984
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50		531	453,039
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51		810	659,151
(3-mo. EURIBOR + 0.89%), 1.66%, 04/25/28(a)	EUR	1,339	1,552,518
Bausch & Lomb Corp., 8.38%, 10/01/28(c)	USD	187	194,889
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(a)	EUR	100	120,350
Becton Dickinson & Co.
4.69%, 02/13/28	USD	44	44,555
5.08%, 06/07/29		72	73,933
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(c)		100	105,166
Booking Holdings, Inc.
0.50%, 03/08/28	EUR	1,103	1,234,251
3.25%, 11/21/32		333	389,351
Boyd Gaming Corp., 4.75%, 06/15/31(c)	USD	53	51,092
Bracelet Holdings, Inc., 9.25%, 07/02/28(c)		536	515,800
Brink’s Co., 6.75%, 06/15/32(c)		85	88,412
Bristol-Myers Squibb Co.
3.90%, 03/15/62		335	245,584
5.65%, 02/22/64		35	34,710
Broadcom, Inc.
5.15%, 11/15/31		247	256,645
4.90%, 07/15/32		348	356,000
5.20%, 07/15/35		1,524	1,570,636
Buckeye Partners LP, 6.88%, 07/01/29(c)		58	60,110
Builders FirstSource, Inc.(c)
5.00%, 03/01/30		56	55,431
4.25%, 02/01/32		100	94,044
Burlington Northern Santa Fe LLC
3.05%, 02/15/51		362	245,046
5.20%, 04/15/54		105	100,767
Caesars Entertainment, Inc.(c)
4.63%, 10/15/29		104	99,448
6.50%, 02/15/32		145	147,898
California Resources Corp.(c)
8.25%, 06/15/29		97	101,156
01/15/34(d)		132	131,091
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(c)		133	128,678
Cameron LNG LLC, 3.30%, 01/15/35(c)		396	343,846
Capital One Financial Corp.(b)
(1-day SOFR + 1.25%), 4.49%, 09/11/31		66	65,466
(1-day SOFR + 1.63%), 5.20%, 09/11/36		47	46,483
(1-day SOFR + 2.06%), 4.93%, 05/10/28		80	80,824
(1-day SOFR + 2.64%), 6.31%, 06/08/29		101	105,950
(1-day SOFR + 2.86%), 6.38%, 06/08/34		80	86,534
Carnival PLC, 1.00%, 10/28/29	EUR	130	138,103
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
6.38%, 09/01/29	USD	280	283,846
4.75%, 03/01/30		241	231,256
4.75%, 02/01/32		232	214,545
4.50%, 06/01/33		230	204,484
4.25%, 01/15/34		100	86,456
Celanese U.S. Holdings LLC
6.50%, 04/15/30		162	163,059
7.05%, 11/15/30		52	53,676
Centene Corp., 4.25%, 12/15/27		400	392,807
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(c)		207	182,420
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(c)		48	41,331

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 12/01/61	USD	383	$ 265,384
3.95%, 06/30/62		868	549,157
Chemours Co.(c)
5.75%, 11/15/28		122	118,996
4.63%, 11/15/29		100	90,346
CHS/Community Health Systems, Inc.(c)
6.00%, 01/15/29		85	82,504
5.25%, 05/15/30		200	180,929
4.75%, 02/15/31		197	170,355
10.88%, 01/15/32		100	105,910
Churchill Downs, Inc., 5.50%, 04/01/27(c)		150	149,789
Cinemark USA, Inc., 5.25%, 07/15/28(c)		100	99,448
Citibank N.A., Class BN, 4.58%, 05/29/27		572	577,061
Citigroup, Inc.(b)
0.00%, 09/09/30		3,095	3,095,000
(1-day SOFR + 0.87%), 4.79%, 03/04/29		670	678,630
(1-day SOFR + 1.14%), 4.64%, 05/07/28		103	103,712
(1-day SOFR + 1.18%), 2.52%, 11/03/32		363	322,480
(1-day SOFR + 1.46%), 4.95%, 05/07/31		1,262	1,285,980
(1-day SOFR + 1.94%), 3.79%, 03/17/33		919	873,034
Civitas Resources, Inc.(c)
5.00%, 10/15/26		308	306,519
8.38%, 07/01/28		141	146,153
8.63%, 11/01/30		121	125,315
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(c)		120	122,650
6.75%, 02/15/30(c)		116	119,829
4.75%, 06/15/31(a)	EUR	111	132,775
6.75%, 09/15/32(c)	USD	100	102,216
Clear Channel Outdoor Holdings, Inc.(c)
7.88%, 04/01/30		105	110,253
7.13%, 02/15/31		70	72,356
Cleveland-Cliffs, Inc.(c)
7.50%, 09/15/31		31	31,953
7.00%, 03/15/32		163	164,624
7.38%, 05/01/33		100	102,087
Cloud Software Group, Inc.(c)
6.50%, 03/31/29		296	298,670
9.00%, 09/30/29		267	276,934
Clydesdale Acquisition Holdings, Inc.(c)
8.75%, 04/15/30		206	211,612
6.75%, 04/15/32		76	77,965
CNX Resources Corp., 7.25%, 03/01/32(c)		100	103,743
Coca-Cola Co.
2.50%, 03/15/51		25	15,287
5.20%, 01/14/55		158	154,781
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/27(c)		131	130,652
Comcast Corp.
5.35%, 05/15/53		213	199,729
2.94%, 11/01/56		271	160,814
2.99%, 11/01/63		197	112,490
Compass Minerals International, Inc., 8.00%, 07/01/30(c)		100	104,518
Comstock Resources, Inc., 6.75%, 03/01/29(c)		200	198,800
Core Scientific, Inc., 0.00%, 06/15/31(c)(l)(o)		44	49,170
CoreWeave, Inc., 9.25%, 06/01/30(c)		167	172,477
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(c)		194	188,498
Credit Acceptance Corp., 9.25%, 12/15/28(c)		3	3,152
Crescent Energy Finance LLC(c)
7.38%, 01/15/33		219	213,233
Security		Par (000)	Value
United States (continued)
Crescent Energy Finance LLC(c) (continued)
8.38%, 01/15/34	USD	57	$ 57,752
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		72	71,640
Crown Castle, Inc.
3.30%, 07/01/30		418	395,994
2.25%, 01/15/31		751	668,378
CSC Holdings LLC(c)
11.25%, 05/15/28		200	185,152
11.75%, 01/31/29		200	168,189
CSX Corp., 4.10%, 11/15/32		325	319,239
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(c)		36	36,328
CVR Energy, Inc., 8.50%, 01/15/29(c)		108	110,382
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR	200	253,086
Darling Global Finance BV, 4.50%, 07/15/32(a)		100	118,535
Delek Logistics Partners LP/Delek Logistics Finance Corp.(c)
8.63%, 03/15/29	USD	117	122,008
7.38%, 06/30/33		26	26,439
Delta Air Lines, Inc.
4.95%, 07/10/28		940	951,408
5.25%, 07/10/30		755	770,245
Directv Financing LLC, 8.88%, 02/01/30(c)		165	163,373
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/31(c)		200	199,706
DISH Network Corp.(l)
0.00%, 12/15/25(o)		254	250,282
3.38%, 08/15/26		72	69,192
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(k)		104	106,922
10.75%, 11/30/29		300	330,051
Elevance Health, Inc.
5.13%, 02/15/53		230	210,078
5.70%, 02/15/55		46	45,529
Eli Lilly & Co., 5.20%, 08/14/64		208	199,998
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(a)	EUR	208	255,127
6.75%, 07/15/31(c)	USD	138	143,334
Encompass Health Corp., 4.75%, 02/01/30		57	56,332
Endo Finance Holdings, Inc., 8.50%, 04/15/31(c)		107	114,797
Energizer Holdings, Inc., 4.38%, 03/31/29(c)		79	75,766
Energy Transfer LP, (5-year CMT + 4.02%), 8.00%, 05/15/54(b)		20	21,372
Entegris, Inc., 5.95%, 06/15/30(c)		200	202,806
Equinix, Inc.
2.50%, 05/15/31		607	547,095
3.90%, 04/15/32		239	229,248
EquipmentShare.com, Inc.(c)
9.00%, 05/15/28		49	51,853
8.63%, 05/15/32		100	107,964
8.00%, 03/15/33		31	33,131
Exelon Corp., 4.10%, 03/15/52		104	81,322
Exxon Mobil Corp., 1.41%, 06/26/39	EUR	233	199,343
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(c)	USD	151	141,703
Fidelity National Information Services, Inc., 1.00%, 12/03/28	EUR	403	447,709
FirstCash, Inc., 6.88%, 03/01/32(c)	USD	72	74,420
FirstEnergy Transmission LLC, 4.55%, 04/01/49(c)		309	263,772
Fiserv, Inc., 5.63%, 08/21/33		146	153,278
Five Point Operating Co. LP, 8.00%, 10/01/30(c)		27	27,399
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Florida Power & Light Co., 2.88%, 12/04/51	USD	913	$ 589,935
Focus Financial Partners LLC, 6.75%, 09/15/31(c)		26	26,627
Ford Motor Credit Co. LLC
6.95%, 06/10/26		210	212,730
4.54%, 08/01/26		200	199,829
5.13%, 11/05/26		340	341,127
Freedom Mortgage Corp.(c)
12.00%, 10/01/28		15	15,900
12.25%, 10/01/30		168	187,411
Freedom Mortgage Holdings LLC(c)
9.25%, 02/01/29		100	105,218
9.13%, 05/15/31		129	137,198
Frontier Communications Holdings LLC, 5.00%, 05/01/28(c)		200	199,550
FTAI Aviation Investors LLC(c)
7.00%, 05/01/31		68	71,132
5.88%, 04/15/33		100	100,627
Full House Resorts, Inc., 8.25%, 02/15/28(c)		50	46,403
Gap, Inc., 3.88%, 10/01/31(c)		80	72,689
Gen Digital, Inc., 6.75%, 09/30/27(c)		94	95,441
General Electric Co.
4.13%, 09/19/35(a)	EUR	576	710,739
2.13%, 05/17/37		586	591,799
General Motors Financial Co., Inc., 5.45%, 07/15/30	USD	307	316,267
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33		160	167,352
GFL Environmental, Inc., 4.00%, 08/01/28(c)		100	97,628
Gilead Sciences, Inc., 2.80%, 10/01/50		937	605,018
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(c)		37	39,023
Goldman Sachs Bank USA/New York, Series BKNT, 6.60%, 09/12/30(b)		3,095	3,095,000
Goldman Sachs Group, Inc.(b)
(1-day SOFR + 1.38%), 5.54%, 01/28/36		597	623,175
(1-day SOFR + 1.41%), 3.10%, 02/24/33		1,482	1,359,556
(1-day SOFR + 1.58%), 5.22%, 04/23/31		1,987	2,054,768
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29		887	888,035
Goodyear Tire & Rubber Co., 5.63%, 04/30/33		165	153,519
Graphic Packaging International LLC, 6.38%, 07/15/32(c)		62	62,959
Gray Media, Inc.(c)
10.50%, 07/15/29		124	134,075
9.63%, 07/15/32		60	61,298
GS Finance Corp., 8.75%, 02/14/30(b)		1,930	1,949,261
Harvest Midstream I LP, 7.50%, 09/01/28(c)		97	98,044
HCA, Inc.
6.20%, 03/01/55		436	450,075
6.10%, 04/01/64		292	293,177
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(a)	EUR	326	400,493
Herc Holdings, Inc.(c)
5.50%, 07/15/27	USD	122	121,695
7.00%, 06/15/30		50	51,936
Hess Midstream Operations LP, 5.88%, 03/01/28(c)		113	115,190
Hilcorp Energy I LP/Hilcorp Finance Co.(c)
6.00%, 02/01/31		94	90,528
6.88%, 05/15/34		211	202,866
Hilton Domestic Operating Co., Inc.(c)
4.00%, 05/01/31		103	97,462
3.63%, 02/15/32		20	18,302
5.88%, 03/15/33		106	108,204
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(c)
5.00%, 06/01/29		99	95,204
Security		Par (000)	Value
United States (continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(c) (continued)
4.88%, 07/01/31	USD	2	$ 1,866
Hologic, Inc., 3.25%, 02/15/29(c)		120	115,871
Home Depot, Inc., 5.40%, 06/25/64		787	777,476
Howard Hughes Corp., 5.38%, 08/01/28(c)		104	103,589
HUB International Ltd., 7.25%, 06/15/30(c)		200	208,581
Humana, Inc.
3.70%, 03/23/29		44	42,998
5.38%, 04/15/31		185	190,293
Hyundai Capital America, (1-day SOFR + 1.35%), 5.50%, 03/27/30(a)(b)		800	806,960
iHeartCommunications, Inc.(c)
9.13%, 05/01/29		100	89,939
7.75%, 08/15/30		75	62,077
Intel Corp.
5.20%, 02/10/33		83	84,856
5.63%, 02/10/43		81	79,432
3.73%, 12/08/47		251	185,392
5.90%, 02/10/63		46	44,804
IQVIA, Inc., 5.00%, 10/15/26(c)		203	202,752
Iron Mountain, Inc.
7.00%, 02/15/29(c)		170	175,190
5.63%, 07/15/32(c)		200	198,932
4.75%, 01/15/34(a)	EUR	117	137,667
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD	211	207,441
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/31(c)		116	121,672
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(c)		200	193,237
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(c)		18	18,825
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(c)		200	202,854
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33		60	52,715
Johnson & Johnson
1.65%, 05/20/35	EUR	514	524,823
3.35%, 02/26/37		100	116,190
JPMorgan Chase & Co.(b)
(1-day SOFR + 1.44%), 5.10%, 04/22/31	USD	2,540	2,624,125
(1-day SOFR + 1.58%), 3.33%, 04/22/52		1,677	1,206,486
(1-day SOFR + 1.64%), 5.58%, 07/23/36		71	73,604
(1-day SOFR + 2.58%), 5.72%, 09/14/33		55	58,164
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31		47	44,080
(3-mo. EURIBOR + 0.87%), 1.05%, 11/04/32(a)	EUR	813	843,559
(3-mo. EURIBOR + 1.28%), 4.46%, 11/13/31(a)		649	811,029
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(c)		153	160,979
KLA Corp., 5.25%, 07/15/62		214	205,531
Kohl’s Corp., 5.13%, 05/01/31		115	90,787
Kronos International, Inc., 9.50%, 03/15/29(a)	EUR	105	129,910
Lamar Media Corp., 4.88%, 01/15/29	USD	113	111,986
Lamb Weston Holdings, Inc., 4.38%, 01/31/32(c)		55	51,982
LBM Acquisition LLC, 6.25%, 01/15/29(c)		53	49,058
LCM Investments Holdings II LLC, 8.25%, 08/01/31(c)		155	163,929
Lessen Holdings, Inc., 12.48%, 01/05/28(c)(e)		799	743,342
Level 3 Financing, Inc.(c)
6.88%, 06/30/33		118	120,634
7.00%, 03/31/34		110	111,904
LGI Homes, Inc.(c)
8.75%, 12/15/28		131	137,526
7.00%, 11/15/32		304	296,833
LifePoint Health, Inc., 11.00%, 10/15/30(c)		174	191,775

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Light & Wonder International, Inc.(c)
7.25%, 11/15/29	USD	31	$ 31,818
7.50%, 09/01/31		90	93,596
Lithia Motors, Inc., 4.38%, 01/15/31(c)		100	94,962
Live Nation Entertainment, Inc., 4.75%, 10/15/27(c)		150	149,007
Magnera Corp.(c)
4.75%, 11/15/29		105	92,957
7.25%, 11/15/31		100	94,098
Match Group Holdings II LLC, 4.13%, 08/01/30(c)		56	52,892
Mauser Packaging Solutions Holding Co.(c)
7.88%, 04/15/27		93	93,912
9.25%, 04/15/27		320	320,732
McAfee Corp., 7.38%, 02/15/30(c)		155	143,777
McGraw-Hill Education, Inc., 7.38%, 09/01/31(c)		80	83,116
Medline Borrower LP(c)
3.88%, 04/01/29		281	271,009
5.25%, 10/01/29		269	266,674
Medtronic Global Holdings SCA, 1.38%, 10/15/40	EUR	543	452,934
Medtronic, Inc., 4.20%, 10/15/45		100	117,024
Meta Platforms, Inc.
4.65%, 08/15/62	USD	478	409,941
5.75%, 05/15/63		180	185,123
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(c)		100	101,747
MGM Resorts International, 6.50%, 04/15/32		105	106,973
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(c)		194	203,350
Molina Healthcare, Inc., 3.88%, 11/15/30(c)		100	92,539
Morgan Stanley(b)
(1-day SOFR + 1.22%), 5.04%, 07/19/30		2,362	2,420,722
(1-day SOFR + 1.38%), 4.99%, 04/12/29		2,247	2,291,881
(1-day SOFR + 1.87%), 5.25%, 04/21/34		1,875	1,933,545
(3-mo. EURIBOR + 1.30%), 4.66%, 03/02/29	EUR	1,205	1,477,266
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(a)		250	306,699
National Grid North America, Inc., 1.05%, 01/20/31(a)		406	426,944
Nationstar Mortgage Holdings, Inc.(c)
6.00%, 01/15/27	USD	75	75,000
7.13%, 02/01/32		126	131,519
NCL Corp. Ltd., 6.75%, 02/01/32(c)		100	102,843
NCR Atleos Corp., 9.50%, 04/01/29(c)		221	239,237
NCR Voyix Corp., 5.00%, 10/01/28(c)		194	191,101
Nestle Finance International Ltd., 3.25%, 01/23/37(a)	EUR	371	426,840
New Generation Gas Bond, 10.04%, 09/30/29(c)(e)	USD	833	832,432
Newell Brands, Inc.
6.63%, 09/15/29		116	116,662
6.38%, 05/15/30		100	99,079
NextEra Energy Capital Holdings, Inc.
5.05%, 03/15/30		764	786,666
5.30%, 03/15/32		511	530,661
NextEra Energy Operating Partners LP, 7.25%, 01/15/29(c)		200	205,345
Nissan Motor Acceptance Co. LLC(c)
7.05%, 09/15/28		100	104,119
5.63%, 09/29/28		147	147,095
Noble Finance II LLC, 8.00%, 04/15/30(c)		100	103,506
Northern Oil & Gas, Inc.(c)
8.75%, 06/15/31		100	103,310
10/15/33(d)		83	82,672
Novelis Corp.(c)
6.88%, 01/30/30		200	207,395
3.88%, 08/15/31		25	22,792
NRG Energy, Inc.(c)
4.45%, 06/15/29		40	39,664
Security		Par (000)	Value
United States (continued)
NRG Energy, Inc.(c) (continued)
5.75%, 07/15/29	USD	200	$ 200,239
3.63%, 02/15/31		61	56,396
OI European Group BV, 6.25%, 05/15/28(a)	EUR	171	207,204
Olin Corp., 6.63%, 04/01/33(c)	USD	100	100,516
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(c)		201	193,289
9.63%, 11/15/28(a)	EUR	300	369,410
9.75%, 11/15/28(c)	USD	259	271,821
02/15/33(a)(d)	EUR	104	122,392
02/15/33(c)(d)	USD	226	226,235
ONE Gas, Inc., 2.00%, 05/15/30		35	31,795
Oracle Corp.
6.90%, 11/09/52		76	84,561
5.38%, 09/27/54		721	662,326
3.85%, 04/01/60		399	274,380
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.88%, 04/30/28(a)	EUR	100	114,334
5.13%, 04/30/31(c)	USD	200	175,210
7.88%, 05/15/34(c)		200	185,280
OT Midco, Inc., 10.00%, 02/15/30(c)		217	146,606
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30(c)		83	79,771
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(c)		12	12,216
Pacific Gas and Electric Co.
3.50%, 08/01/50		395	269,471
5.90%, 10/01/54		306	298,076
Panther Escrow Issuer LLC, 7.13%, 06/01/31(c)		100	104,012
Paramount Global, (3-mo. SOFR US + 4.16%), 6.25%, 02/28/57(b)		178	175,451
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(c)
4.88%, 05/15/29		166	161,849
7.00%, 02/01/30		176	181,437
PECO Energy Co.
4.38%, 08/15/52		290	245,179
5.25%, 09/15/54		169	163,631
PennyMac Financial Services, Inc., 7.13%, 11/15/30(c)		200	208,252
Performance Food Group, Inc., 6.13%, 09/15/32(c)		100	102,431
Permian Resources Operating LLC(c)
8.00%, 04/15/27		180	182,796
5.88%, 07/01/29		104	104,466
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/33(c)		300	302,747
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63		681	646,371
PNC Financial Services Group, Inc., (1-day SOFR + 1.60%), 5.40%, 07/23/35(b)		241	249,469
Post Holdings, Inc.(c)
5.50%, 12/15/29		149	148,405
6.38%, 03/01/33		100	100,931
Prestige Brands, Inc., 3.75%, 04/01/31(c)		94	86,584
Prologis LP, 5.25%, 05/15/35		446	459,401
QUALCOMM, Inc., 4.50%, 05/20/52		119	103,070
Quikrete Holdings, Inc.(c)
6.38%, 03/01/32		87	90,118
6.75%, 03/01/33		176	182,986
QXO Building Products, Inc., 6.75%, 04/30/32(c)		30	31,062
Range Resources Corp., 8.25%, 01/15/29		240	245,638
Resort Communities Loanco LP, 12.00%, 11/21/28(c)(e)		2,337	2,392,678
Reworld Holding Corp., 4.88%, 12/01/29(c)		152	142,951
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		100	99,561
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
RHP Hotel Properties LP/RHP Finance Corp. (continued)
6.50%, 04/01/32(c)	USD	85	$ 87,388
RLJ Lodging Trust LP, 3.75%, 07/01/26(c)		204	201,942
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(c)
3.63%, 03/01/29		76	72,483
3.88%, 03/01/31		35	32,685
Rockies Express Pipeline LLC, 4.95%, 07/15/29(c)		102	101,173
RR Donnelley & Sons Co., 10.88%, 08/01/29(c)		231	230,380
Ryan Specialty LLC, 4.38%, 02/01/30(c)		39	37,787
SBA Communications Corp., 3.88%, 02/15/27		188	185,166
Schneider Electric SE(a)
0.88%, 12/13/26	EUR	100	115,563
1.00%, 04/09/27		300	345,321
3.25%, 11/09/27		1,600	1,906,210
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(c)	USD	143	139,741
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR	150	184,816
Scotts Miracle-Gro Co., 4.00%, 04/01/31	USD	82	75,673
Seagate Data Storage Technology Pte Ltd., 9.63%, 12/01/32(c)		43	48,705
Sealed Air Corp., 5.00%, 04/15/29(c)		110	109,386
Select Medical Corp., 6.25%, 12/01/32(c)		71	71,030
Sensata Technologies, Inc., 4.38%, 02/15/30(c)		75	72,387
Service Corp. International, 5.13%, 06/01/29		100	99,993
Service Properties Trust
0.00%, 09/30/27(c)(o)		222	195,700
8.38%, 06/15/29		686	696,544
4.95%, 10/01/29		100	88,135
8.88%, 06/15/32		392	394,203
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(a)	EUR	100	122,248
Sinclair Television Group, Inc., 8.13%, 02/15/33(c)	USD	100	102,627
Sirius XM Radio LLC(c)
5.00%, 08/01/27		78	77,625
4.00%, 07/15/28		100	96,627
4.13%, 07/01/30		132	123,804
3.88%, 09/01/31		135	122,348
Six Flags Entertainment Corp.(c)
5.50%, 04/15/27		28	27,955
7.25%, 05/15/31		133	133,053
SM Energy Co.(c)
6.75%, 08/01/29		130	130,623
7.00%, 08/01/32		102	102,079
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(c)		134	141,496
Snap, Inc., 6.88%, 03/01/33(c)		14	14,309
Solaris Energy Infrastructure, Inc., 4.75%, 05/01/30(l)		413	739,231
Somnigroup International, Inc., 3.88%, 10/15/31(c)		100	91,587
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(e)		952	713,899
Sonic Automotive, Inc., 4.88%, 11/15/31(c)		56	53,548
Spirit AeroSystems, Inc., 9.75%, 11/15/30(c)		287	315,641
Spirit Airlines Pass-Through Trust
Series 2015-1A, Class A, 4.10%, 10/01/29		7	6,985
Series 2015-1A, Class A, 3.65%, 08/15/31(f)(j)		215	195,881
Series 2017-1AA, Class AA, 3.38%, 08/15/31		82	76,581
SS&C Technologies, Inc.(c)
5.50%, 09/30/27		23	22,960
6.50%, 06/01/32		85	87,876
Stagwell Global LLC, 5.63%, 08/15/29(c)		107	103,942
Standard Building Solutions, Inc.(c)
6.50%, 08/15/32		2	2,052
6.25%, 08/01/33		152	154,035
Standard Industries, Inc., 4.38%, 07/15/30(c)		133	127,518
Star Parent, Inc., 9.00%, 10/01/30(c)		111	117,348
Security		Par (000)	Value
United States (continued)
Starwood Property Trust, Inc., 3.63%, 07/15/26(c)	USD	121	$ 119,614
Station Casinos LLC, 6.63%, 03/15/32(c)		136	139,705
Stem, Inc., 0.50%, 12/01/28(c)(l)		27	7,695
STL Holding Co. LLC, 8.75%, 02/15/29(c)		95	99,552
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)		39	37,108
Sunoco LP, 6.25%, 07/01/33(c)		117	119,088
Synchrony Financial(b)
(1-day SOFR + 1.40%), 5.02%, 07/29/29		93	93,802
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30		79	81,886
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
5.50%, 01/15/28		14	13,929
6.00%, 12/31/30		180	177,755
Tenet Healthcare Corp.
4.63%, 06/15/28		54	53,506
4.38%, 01/15/30		100	97,255
Tenneco, Inc., 8.00%, 11/17/28(c)		422	422,770
T-Mobile USA, Inc.
3.80%, 02/11/45	EUR	438	477,614
5.65%, 01/15/53	USD	414	409,051
5.75%, 01/15/54		973	972,983
TransDigm, Inc.
6.75%, 08/15/28(c)		227	231,326
4.63%, 01/15/29		200	195,995
6.38%, 03/01/29(c)		100	102,240
6.00%, 01/15/33(c)		102	103,130
6.38%, 05/31/33(c)		67	67,753
Transocean International Ltd., 8.25%, 05/15/29(c)		131	129,148
Transocean Titan Financing Ltd., 8.38%, 02/01/28(c)		184	188,283
Travel & Leisure Co., 6.63%, 07/31/26(c)		200	201,486
Tronox, Inc., 4.63%, 03/15/29(c)		155	101,098
U.S. Bancorp, (3-mo. EURIBOR + 0.80%), 2.83%, 05/21/28(b)	EUR	400	470,855
U.S. Foods, Inc., 6.88%, 09/15/28(c)	USD	118	121,617
Uber Technologies, Inc., 5.35%, 09/15/54		625	606,393
UKG, Inc., 6.88%, 02/01/31(c)		164	169,221
Union Pacific Corp.
3.84%, 03/20/60		212	157,021
5.15%, 01/20/63		151	141,334
3.85%, 02/14/72		121	85,976
United Airlines Pass-Through Trust, Series 2019-2, Class A, 2.90%, 11/01/29		35	33,494
United Rentals North America, Inc., 3.75%, 01/15/32		222	205,657
United Wholesale Mortgage LLC(c)
5.75%, 06/15/27		219	218,878
5.50%, 04/15/29		30	29,588
UnitedHealth Group, Inc.
2.90%, 05/15/50		277	178,572
3.25%, 05/15/51		66	45,009
6.05%, 02/15/63		78	81,474
5.75%, 07/15/64		135	134,407
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(c)
10.50%, 02/15/28		164	172,725
4.75%, 04/15/28		172	168,433
Univision Communications, Inc.(c)
4.50%, 05/01/29		195	183,929
7.38%, 06/30/30		56	56,268
9.38%, 08/01/32		16	17,051
USA Compression Partners LP/USA Compression Finance Corp.(c)
7.13%, 03/15/29		112	115,508

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
USA Compression Partners LP/USA Compression Finance Corp.(c) (continued)
6.25%, 10/01/33	USD	23	$ 23,088
UWM Holdings LLC(c)
6.63%, 02/01/30		121	123,091
6.25%, 03/15/31		67	66,681
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(c)		145	151,170
Venture Global LNG, Inc.(c)
7.00%, 01/15/30		213	220,405
8.38%, 06/01/31		126	132,296
9.88%, 02/01/32		150	163,308
Venture Global Plaquemines LNG LLC, 7.50%, 05/01/33(c)		89	98,346
Verizon Communications, Inc., 3.70%, 03/22/61		837	589,578
Viasat, Inc., 5.63%, 04/15/27(c)		98	97,605
Viking Cruises Ltd., 7.00%, 02/15/29(c)		159	159,803
Vistra Operations Co. LLC, 5.63%, 02/15/27(c)		100	100,059
Vital Energy, Inc.
9.75%, 10/15/30		92	96,053
7.88%, 04/15/32(c)		40	38,829
Voyager Parent LLC, 9.25%, 07/01/32(c)		82	86,714
Wand NewCo 3, Inc., 7.63%, 01/30/32(c)		72	75,861
Warnermedia Holdings, Inc., 3.76%, 03/15/27		475	468,469
Wayfair LLC, 7.25%, 10/31/29(c)		254	261,884
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(c)		4	3,916
Wells Fargo & Co.
3.00%, 10/23/26		689	681,997
1.00%, 02/02/27(a)	EUR	2,758	3,179,281
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	USD	542	476,160
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)		495	462,258
WESCO Distribution, Inc., 6.38%, 03/15/33(c)		96	99,516
Westbay, 11.00%, 02/06/30(e)		1,688	1,711,294
Williams Scotsman, Inc., 4.63%, 08/15/28(c)		127	124,865
Windstream Services LLC, 10/15/33(c)(d)		22	21,994
WR Grace Holdings LLC, 4.88%, 06/15/27(c)		66	65,591
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)		115	115,177
Xerox Corp.(c)
10.25%, 10/15/30		68	69,077
13.50%, 04/15/31		104	100,683
Xerox Holdings Corp., 8.88%, 11/30/29(c)		50	27,013
XHR LP, 4.88%, 06/01/29(c)		25	24,486
Yum! Brands, Inc., 4.63%, 01/31/32		100	97,162
Zayo Group Holdings, Inc., 03/09/30(c)(d)		30	28,625
			134,842,712
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(a)		200	207,900
6.95%, 10/17/31(c)		200	213,558
			421,458
Venezuela(a)(f)(j) — 0.0%
Petroleos de Venezuela SA
6.00%, 11/15/26		185	29,601
9.75%, 05/17/35		214	38,377
			67,978
Security		Par (000)	Value
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)	USD	678	$ 669,978
Total Corporate Bonds — 29.9% (Cost: $259,249,479)			265,913,721
Fixed Rate Loan Interests
India — 0.0%
Vedanta Holdings Mauritius II Ltd., Delayed Draw Term Loan, 18.00%, 04/17/26(e)		364	363,880
Total Fixed Rate Loan Interests — 0.0% (Cost: $363,880)			363,880
Floating Rate Loan Interests(b)
Cayman Islands — 0.0%
Usavflow II Ltd., Term Loan B, (1-mo. CME Term SOFR + 6.50%), 10.63%, 08/16/29(e)		339	341,136
France — 0.3%
Casper Bidco SASU, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.66%, 03/21/31	EUR	1,000	1,171,996
Vivalto Sante Investissement SA, 2025 EUR Term Loan B, 07/21/31(p)		1,000	1,178,700
			2,350,696
Luxembourg(e) — 0.0%
Euro Parfums Fze
2025 Upsize Term Loan, (6-mo. CME Term SOFR + 5.25%), 9.12%, 09/01/28	USD	119	118,755
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.12%, 06/23/28		193	191,737
			310,492
Netherlands(p) — 0.3%
Nobian Finance BV, 2025 EUR Term Loan B, 07/01/30	EUR	1,000	1,160,478
Qsrp Finco SARL, EUR Term Loan B, 06/19/31		1,000	1,181,600
			2,342,078
Spain — 0.2%
Financiere Pax SAS, 2025 EUR Add on Term Loan B, 12/31/29(p)		1,133	1,334,755
Sweden — 0.1%
Quimper AB, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.69%, 03/29/30		1,000	1,181,553
United Kingdom — 1.0%
Boots Group Bidco Ltd., EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 08/30/32		2,400	2,839,136
CD&R Firefly Bidco PLC, 2025 EUR Term Loan, 04/30/29(p)		1,000	1,178,113
Froneri Lux FinCo SARL, 2025 EUR Term Loan, 08/02/32(p)		2,035	2,391,064
Masorange Finco PLC, 2025 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 4.56%, 03/25/31		1,000	1,172,794
Rubix Group Midco 3 Ltd., 2024 EUR Term Loan, 09/30/28(p)		1,000	1,181,389
			8,762,496
United States — 1.1%
Arctera U.S. Holdings LLC, 2024 Priority Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 8.00%, 4.50% PIK), 16.50%, 12/09/29(k)	USD	89	89,757
Boxer Parent Co., Inc., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.53%, 07/30/31	EUR	997	1,174,200
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Cirkul, Inc., 2nd Lien PIK Term Loan, (3-mo. CME Term SOFR at 4.00% Floor + 7.50%, 3.50% PIK), 15.39%, 04/23/28(e)(k)	USD	373	$ 367,154
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 7.76%, 09/29/28		235	235,705
Coreweave Compute Acquisition Co. II LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 14.04%, 07/31/28(e)		982	976,742
Coreweave Compute Acquisition Co. IV LLC
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.98%, 05/16/29(e)		1,005	989,663
2025 5th Amendment Delayed Draw Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 09/30/30		248	247,612
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.75%, 04/15/27		90	86,717
CVR CHC LP, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 12/30/27		222	222,544
Digital Room Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 9.51%, 12/21/28		132	129,561
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 02/17/31		328	319,820
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.57%, 08/02/27		9	9,000
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/30/30		459	458,566
EIS Group, Inc.(e)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.16%, 07/10/28		53	51,385
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.16%, 07/10/28		532	513,854
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 10.60%, 12/29/27(e)		149	102,629
Flexsys Holdings, Inc., 2025 Second Out Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.51%), 9.71%, 08/01/29		87	28,028
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 10.07%, 10/25/28(e)		92	75,080
ITG Communications LLC, Term Loan B, (3-mo. CME Term SOFR + 4.75%), 8.95%, 07/09/31		457	451,004
Jack Ohio Finance LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.16%, 02/02/32		64	63,107
Maverick Gaming LLC, 2024 Second Out Term Loan, (Prime + 8.50%), 15.75%, 06/05/28		119	65,323
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.41%, 11/01/29		74	14,924
Montage Hotels & Resorts LLC(e)
Revolver, (Prime + 6.00%), 12.55%, 02/16/29		52	50,055
Term Loan, (Prime + 6.00%), 13.25%, 02/16/29		260	249,958
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.50%, 01/24/29		28	28,563
Security		Par (000)	Value
United States (continued)
Naked Juice LLC (continued)
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.35%, 01/24/29	USD	50	$ 37,670
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.32%, 10/28/27		233	193,921
Peninsula Pacific Entertainment LLC(e)(p)
2025 Delayed Draw Term Loan, 10/01/32		79	78,753
2025 Term Loan B, 10/01/32		337	336,014
RunItOneTime LLC
2nd Amendment Final New Money DIP Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 1.00%, 11.50% PIK), 16.50%, 07/07/26(k)		42	40,064
5.17%, 04/16/26(p)		3	2,639
15.67%, 05/06/26(p)		67	60,941
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		37	34,653
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		33	31,445
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.26%, 06/30/28		85	79,739
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(e)		52	49,286
Solaris Oilfield Infrastructure, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.00%, 09/11/29(e)		900	906,360
Stakeholder Midstream LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31		459	459,424
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 9.15%, 01/21/29		156	134,053
West Deptford Energy Holdings LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.16%, 07/24/32		181	179,866
			9,625,779
Total Floating Rate Loan Interests — 3.0% (Cost: $26,343,845)			26,248,985
Foreign Agency Obligations
Angola — 0.0%
Angolan Government International Bonds, 8.25%, 05/09/28(a)		200	200,390
Argentina — 0.0%
Argentine Republic Government International Bonds
1.00%, 07/09/29		46	33,629
1.75%, 07/09/30(m)		98	65,929
4.88%, 07/09/41(m)		74	35,622
			135,180
Australia(a) — 0.0%
Australia Government Bonds
Series 136, 4.75%, 04/21/27	AUD	220	148,315
Series 144, 3.75%, 04/21/37		80	49,740
Series 149, 2.25%, 05/21/28		90	57,661
			255,716
Austria — 0.0%
Republic of Austria Government Bonds, 1.50%, 02/20/47(a)(c)	EUR	222	180,482

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(c)	USD	222	$ 231,213
Belgium(a)(c) — 0.0%
Kingdom of Belgium Government Bonds
Series 78, 1.60%, 06/22/47	EUR	351	270,570
Series 85, 0.80%, 06/22/28		5	5,652
			276,222
Benin — 0.0%
Benin Government International Bonds, 4.95%, 01/22/35(a)		100	107,793
Brazil — 0.9%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/27	BRL	21,661	3,896,034
10.00%, 01/01/29		61	10,531
Brazilian Government International Bonds, 3.75%, 09/12/31	USD	3,900	3,608,592
			7,515,157
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(a)		22	22,022
Canada — 0.0%
Canadian Government Bonds
2.75%, 03/01/30	CAD	76	54,748
3.50%, 12/01/45		140	100,376
2.75%, 12/01/48		210	131,468
			286,592
Chile — 0.1%
Chile Government International Bonds
2.75%, 01/31/27	USD	200	196,400
3.75%, 01/14/32	EUR	587	705,108
4.34%, 03/07/42	USD	200	177,000
			1,078,508
China — 6.0%
China Government Bonds
1.67%, 06/15/26	CNY	127,370	17,895,769
2.05%, 04/15/29		74,580	10,635,240
2.68%, 05/21/30		12,080	1,772,909
3.02%, 05/27/31		105,780	15,969,414
2.88%, 02/25/33		15,000	2,268,467
2.11%, 08/25/34		7,830	1,122,543
3.19%, 04/15/53		21,580	3,594,396
3.25%, 11/22/28		100	14,842
			53,273,580
Colombia — 0.8%
Colombia Government International Bonds, 8.00%, 04/20/33	USD	400	436,000
Colombian TES
Series B, 5.75%, 11/03/27	COP	15,877,900	3,780,431
Series B, 7.75%, 09/18/30		14,282,800	3,215,074
			7,431,505
Costa Rica — 0.1%
Costa Rica Government International Bonds, 7.30%, 11/13/54(a)	USD	351	384,345
Czech Republic — 0.8%
Czech Republic Government Bonds
0.95%, 05/15/30(a)	CZK	14,940	628,708
Security		Par (000)	Value
Czech Republic (continued)
Czech Republic Government Bonds (continued)
Series 105, 2.75%, 07/23/29	CZK	18,230	$ 843,089
Series 150, 5.00%, 09/30/30		69,790	3,502,071
Series 154, 4.50%, 11/11/32		33,430	1,629,000
Series 49, 4.20%, 12/04/36(a)		5,530	256,671
			6,859,539
Denmark — 0.0%
Denmark Government Bonds
1.75%, 11/15/25	DKK	500	78,620
4.50%, 11/15/39		450	85,755
			164,375
Dominican Republic — 0.2%
Dominican Republic International Bonds
5.95%, 01/25/27(a)	USD	136	138,398
4.50%, 01/30/30(c)		350	342,650
10.75%, 06/01/36(c)	DOP	61,550	1,071,587
10.75%, 06/01/36(a)		8,000	139,280
			1,691,915
Ecuador(m) — 0.1%
Ecuador Government International Bonds
6.90%, 07/31/30(a)	USD	158	140,210
6.90%, 07/31/30(c)		14	12,120
6.90%, 07/31/35(a)		136	101,204
5.50%, 07/31/40(a)		224	147,903
			401,437
Egypt — 0.3%
Egypt Government Bonds
24.14%, 12/03/27	EGP	3,229	68,228
21.95%, 03/04/28		1,177	24,154
23.44%, 07/01/28		23,537	493,023
Series 3Y, 25.32%, 08/13/27		582	12,526
Series 3Y, 24.46%, 10/01/27		15,195	324,290
Series 3Y, 21.38%, 02/04/28		18,123	368,096
Egypt Government International Bonds
7.50%, 01/31/27(a)	USD	200	202,500
5.63%, 04/16/30(a)	EUR	281	314,135
7.63%, 05/29/32(a)	USD	200	196,900
7.90%, 02/21/48(a)		200	165,750
7.50%, 02/16/61(c)		428	335,124
7.50%, 02/16/61(a)		200	156,600
			2,661,326
El Salvador(a) — 0.0%
El Salvador Government International Bonds
8.63%, 02/28/29		80	85,320
9.25%, 04/17/30		153	166,617
			251,937
Ethiopia — 0.0%
Ethiopia International Bonds, 6.63%, 12/11/24(a)(f)(j)		200	191,500
France(a)(c) — 0.2%
French Republic Government Bond OAT
2.50%, 05/25/30	EUR	40	46,617
1.50%, 05/25/31		190	207,526
3.20%, 05/25/35		2	2,298
1.50%, 05/25/50		2,536	1,747,394
			2,003,835
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Gabon — 0.0%
Gabon Government International Bonds, Series 4Y, 9.50%, 02/18/29(a)	USD	400	$ 370,124
Ghana(m) — 0.1%
Ghana Government International Bonds
6.00%, 07/03/29(a)		348	338,931
6.00%, 07/03/35(c)		176	147,275
			486,206
Greece(a)(c) — 0.2%
Hellenic Republic Government Bonds
2.00%, 04/22/27	EUR	92	107,976
1.50%, 06/18/30		1,740	1,940,505
			2,048,481
Guatemala — 0.1%
Guatemala Government Bonds, 6.60%, 06/13/36(c)	USD	405	428,895
Hungary — 0.3%
Hungary Government Bonds, 7.00%, 10/24/35	HUF	363,670	1,105,526
Hungary Government International Bonds
5.25%, 06/16/29(c)	USD	400	408,300
5.50%, 06/16/34(a)		200	203,325
Series 10Y, 5.38%, 09/12/33(a)	EUR	53	67,448
Series 4Y, 5.00%, 02/22/27(a)		186	226,584
Series 6Y, 4.00%, 07/25/29(a)		131	158,096
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(a)		200	253,742
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	USD	200	209,876
			2,632,897
India — 0.1%
India Government Bonds
7.32%, 11/13/30	INR	43,400	510,552
7.30%, 06/19/53		14,700	167,365
7.09%, 08/05/54		29,800	330,946
			1,008,863
Indonesia — 0.9%
Indonesia Treasury Bonds
6.50%, 07/15/30	IDR	5,891,000	366,969
6.38%, 04/15/32		3,145,000	193,221
7.00%, 02/15/33		2,158,000	135,652
6.50%, 04/15/36		1,474,000	89,369
7.13%, 08/15/40		1,477,000	91,182
Series 103, 6.75%, 07/15/35		38,030,000	2,339,003
Series FR59, 7.00%, 05/15/27		34,223,000	2,116,130
Series FR72, 8.25%, 05/15/36		21,795,000	1,487,092
Series FR98, 7.13%, 06/15/38		19,655,000	1,219,518
			8,038,136
Ireland(a) — 1.3%
Ireland Government Bonds
2.60%, 10/18/34	EUR	8,064	9,206,430
3.15%, 10/18/55		2,325	2,466,167
			11,672,597
Italy(a) — 0.2%
Italy Buoni Poliennali Del Tesoro
3.60%, 10/01/35		740	874,349
Series 30Y, 3.85%, 09/01/49(c)		700	774,988
Series 31Y, 4.75%, 09/01/44(c)		232	296,190
			1,945,527
Security		Par (000)	Value
Ivory Coast(a) — 0.1%
Ivory Coast Government International Bonds
6.38%, 03/03/28	USD	200	$ 202,880
5.88%, 10/17/31	EUR	200	233,489
			436,369
Japan — 1.3%
Japan Government Forty Year Bonds, Series 15, 1.00%, 03/20/62	JPY	1,882,200	6,829,427
Japan Government Thirty Year Bonds
2.40%, 03/20/55		246,700	1,454,076
Series 64, 0.40%, 09/20/49		707,400	2,763,158
Japan Government Twenty Year Bonds, 1.30%, 12/20/43		61,000	341,420
			11,388,081
Jordan — 0.0%
Jordan Government International Bonds, 7.50%, 01/13/29(a)	USD	200	208,242
Kenya — 0.1%
Republic of Kenya Government International Bonds, 7.25%, 02/28/28(a)		400	410,849
Lebanon(a) — 0.0%
Lebanon Government International Bonds
6.65%, 04/22/24		162	35,802
6.20%, 02/26/25		162	35,802
6.65%, 11/03/28(f)(j)		336	74,256
Series 10Y, 6.85%, 03/23/27(f)(j)		182	40,222
Series 15YR, 7.00%, 03/23/32(f)(j)		50	11,050
			197,132
Malaysia — 0.2%
Malaysia Government Bonds
3.83%, 07/05/34	MYR	4,048	986,621
4.46%, 03/31/53		1,368	350,249
			1,336,870
Mexico — 2.6%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(c)	USD	500	507,750
Mexican Bonos
Series M, 7.00%, 09/03/26	MXN	787	4,279,829
Series M, 7.50%, 06/03/27		275	1,501,151
Series M, 8.50%, 03/01/29		373	2,063,273
Series M, 8.50%, 05/31/29		10	56,903
Series M, 7.75%, 05/29/31		676	3,591,831
Series M, 7.50%, 05/26/33		41	2,123,125
Series M, 7.75%, 11/13/42		136	642,424
Mexico Bonos, 8.00%, 02/21/36		251	1,292,533
Mexico Government International Bonds
5.40%, 02/09/28	USD	200	204,700
6.00%, 05/13/30		4,065	4,278,412
5.38%, 03/22/33		271	270,729
4.50%, 03/19/34	EUR	408	486,198
5.13%, 03/19/38		100	119,534
6.05%, 01/11/40	USD	182	183,480
6.34%, 05/04/53		200	194,522
7.38%, 05/13/55		1,158	1,274,379
			23,070,773
Mongolia — 0.0%
City of Ulaanbaatar Mongolia, 7.75%, 08/21/27(a)		300	306,113
Morocco — 0.0%
Morocco Government International Bonds, 4.75%, 04/02/35(c)	EUR	203	245,492

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Netherlands — 0.0%
Netherlands Government Bonds, 2.75%, 01/15/47(a)(c)	EUR	311	$ 334,004
Nigeria — 0.1%
Nigeria Government International Bonds
6.13%, 09/28/28(a)	USD	200	196,403
8.38%, 03/24/29(a)		200	206,900
10.38%, 12/09/34(c)		200	222,600
			625,903
Oman — 0.0%
Oman Government International Bonds, 6.75%, 01/17/48(a)		200	219,860
Pakistan(a) — 0.1%
Pakistan Global Sukuk Programme Co. Ltd., 7.95%, 01/31/29		200	203,200
Pakistan Government International Bonds
6.88%, 12/05/27		200	199,600
7.38%, 04/08/31		200	196,000
			598,800
Panama — 0.0%
Panama Government International Bonds
7.13%, 01/29/26		100	100,800
7.50%, 03/01/31		200	220,700
			321,500
Peru — 0.3%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27(a)		200	191,688
Fondo Mivivienda SA, 4.63%, 04/12/27(a)		150	150,750
Peruvian Government International Bonds
2.78%, 01/23/31		11	10,145
1.86%, 12/01/32		59	48,704
6.85%, 08/12/35(c)	PEN	5,809	1,767,393
			2,168,680
Philippines — 0.5%
Philippines Government Bonds
6.25%, 02/28/29	PHP	110,160	1,919,021
6.00%, 08/20/30		21,000	362,719
6.38%, 04/28/35		124,840	2,199,225
			4,480,965
Poland — 1.6%
Republic of Poland Government Bonds
5.00%, 10/25/35	PLN	6,941	1,838,673
2.00%, 08/25/36		2,139	525,856
Series 0130, 5.00%, 01/25/30		2,394	664,582
Series 0429, 5.75%, 04/25/29		20,506	5,849,709
Series 0729, 4.75%, 07/25/29		11,265	3,108,820
Series 1029, 2.75%, 10/25/29		1,597	408,968
Series 1034, 5.00%, 10/25/34		5,661	1,516,437
Republic of Poland Government International Bonds
4.88%, 02/12/30	USD	110	113,229
4.88%, 10/04/33		20	20,212
5.50%, 04/04/53		73	70,487
			14,116,973
Qatar — 0.0%
Qatar Government International Bonds, 3.25%, 06/02/26(a)		200	198,800
Romania — 0.2%
Romania Government International Bonds
5.25%, 11/25/27(a)		118	119,238
5.25%, 11/25/27(c)		28	28,294
Security		Par (000)	Value
Romania (continued)
Romania Government International Bonds (continued)
6.63%, 02/17/28(a)	USD	16	$ 16,628
2.13%, 03/07/28(a)	EUR	206	234,599
5.88%, 01/30/29(a)	USD	570	585,648
5.25%, 03/10/30(a)	EUR	71	85,887
5.75%, 09/16/30(c)	USD	30	30,562
2.12%, 07/16/31(a)	EUR	104	104,091
3.63%, 03/27/32(a)	USD	48	42,720
5.25%, 05/30/32(a)	EUR	154	180,001
5.88%, 07/11/32(c)		34	40,866
6.25%, 09/10/34(c)		82	99,014
6.75%, 07/11/39(c)		31	37,109
2.75%, 04/14/41(a)		32	24,096
			1,628,753
Saudi Arabia — 0.1%
Saudi Government International Bonds
5.13%, 01/13/28(c)	USD	200	204,112
4.75%, 01/18/28(a)		200	202,750
4.50%, 04/17/30(a)		200	202,390
3.45%, 02/02/61(a)		303	198,086
			807,338
Senegal — 0.0%
Senegal Government International Bonds, 4.75%, 03/13/28(a)	EUR	132	134,926
Serbia — 0.0%
Serbia International Bonds, 6.00%, 06/12/34(c)	USD	200	208,300
South Africa — 1.6%
Republic of South Africa Government Bonds
8.88%, 02/28/35	ZAR	364	20,707
8.50%, 01/31/37		56,881	3,031,891
Series 2030, 8.00%, 01/31/30		83,434	4,847,452
Series R213, 7.00%, 02/28/31		99,587	5,469,085
Republic of South Africa Government International Bonds
7.10%, 11/19/36(a)	USD	400	417,200
6.25%, 03/08/41		294	271,869
5.75%, 09/30/49		250	200,240
			14,258,444
Spain — 4.4%
Spain Government Bonds
2.70%, 01/31/30	EUR	3	3,550
1.25%, 10/31/30(a)(c)		1	1,100
3.15%, 04/30/35(a)(c)		30,885	36,120,226
3.20%, 10/31/35(a)(c)		740	864,966
3.90%, 07/30/39(a)(c)		462	560,129
2.90%, 10/31/46(a)(c)		866	877,716
3.45%, 07/30/66(a)(c)		688	693,215
			39,120,902
Sri Lanka — 0.1%
Sri Lanka Government International Bonds
4.00%, 04/15/28(a)	USD	112	107,043
4.00%, 04/15/28(c)		30	28,683
3.35%, 01/15/30(c)(m)		32	30,299
3.35%, 01/15/30(a)(m)		4	3,752
3.60%, 03/15/33(c)(m)		64	54,986
5.10%, 06/15/35(a)(m)		134	97,753
5.10%, 06/15/35(c)(m)		43	30,981
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Sri Lanka (continued)
Sri Lanka Government International Bonds (continued)
3.85%, 05/15/36(c)(m)	USD	30	$ 26,732
3.85%, 02/15/38(c)(m)		59	52,520
			432,749
Supranational — 0.1%
Inter-American Development Bank, 7.35%, 10/06/30	INR	30,000	345,237
International Bank for Reconstruction & Development, 6.85%, 04/24/28		40,000	452,422
			797,659
Sweden(a) — 0.0%
Sweden Government Bonds
Series 1053, 3.50%, 03/30/39	SEK	250	28,665
Series 1059, 1.00%, 11/12/26		960	100,980
			129,645
Thailand — 0.6%
Thailand Government Bonds
2.50%, 11/17/29	THB	160,072	5,186,224
4.00%, 06/17/55		1,176	51,317
			5,237,541
Trinidad And Tobago(a) — 0.1%
Trinidad & Tobago Government International Bonds
4.50%, 08/04/26	USD	200	199,200
6.40%, 06/26/34		200	203,650
			402,850
Tunisia — 0.0%
Tunisian Republic, 6.38%, 07/15/26(a)	EUR	216	252,304
Turkey — 0.1%
Turkiye Government Bonds
Series 10Y, 26.20%, 10/05/33	TRY	9,906	219,701
Series 5Y, 31.08%, 11/08/28		12,567	284,293
Series 5Y, 30.00%, 09/12/29		11,122	246,510
Turkiye Government International Bonds, 9.13%, 07/13/30	USD	200	226,100
			976,604
Ukraine — 0.1%
Ukraine Government International Bonds
6.00%, 02/01/29(c)(m)		164	111,732
6.00%, 02/01/29(a)(m)		158	107,440
3.00%, 02/01/30(c)(m)		7	3,506
6.00%, 02/01/34(a)(m)		27	15,053
7.75%, 02/01/34(a)(m)		40	16,500
6.00%, 02/01/35(c)(m)		37	20,188
6.00%, 02/01/35(a)(m)		22	12,067
7.75%, 02/01/35(a)(m)		144	69,353
7.75%, 02/01/35(c)(m)		21	10,211
6.00%, 02/01/36(a)(m)		156	84,439
6.00%, 02/01/36(c)(m)		25	13,276
7.75%, 02/01/36(a)(m)		199	95,980
7.75%, 08/01/41(a)(f)(j)		152	120,688
			680,433
United Arab Emirates — 0.0%
Abu Dhabi Government International Bonds, 4.88%, 04/30/29(a)		200	207,025
Security		Par (000)	Value
United Kingdom(a) — 1.0%
U.K. Gilts
4.38%, 03/07/30	GBP	2,971	$ 4,033,202
4.50%, 03/07/35		5	6,620
1.75%, 09/07/37		60	57,987
4.75%, 12/07/38		30	39,365
3.25%, 01/22/44		165	167,360
3.50%, 01/22/45		700	729,177
1.50%, 07/22/47		1,040	700,327
3.75%, 07/22/52		1,000	1,017,570
3.75%, 10/22/53		804	809,417
0.50%, 10/22/61		4,373	1,434,885
			8,995,910
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	85	79,744
Uruguay Government International Bonds, 9.75%, 07/20/33	UYU	10,169	279,093
			358,837
Uzbekistan — 0.1%
Republic of Uzbekistan International Bonds
5.38%, 05/29/27(c)	EUR	240	290,024
5.38%, 05/29/27(a)		151	182,473
7.85%, 10/12/28(a)	USD	200	214,600
			687,097
Venezuela — 0.0%
Venezuela Government International Bonds, 11.95%, 08/05/31(a)(f)(j)		247	58,045
Zambia — 0.0%
Zambia Government International Bonds, 7.50%, 06/30/33(a)(m)		66	63,147
Total Foreign Agency Obligations — 28.1% (Cost: $252,083,523)			250,340,210

	Shares
Grantor Trust
United States — 0.3%
iShares Bitcoin Trust ETF(f)(h)(i)	41,322	2,685,930
Total Grantor Trust — 0.3% (Cost: $1,884,574)		2,685,930
Investment Companies
Brazil — 0.0%
iShares MSCI Brazil ETF(h)	4,886	151,466
United States — 1.6%
iShares China Large-Cap ETF(h)	9,138	375,937
iShares iBoxx $ High Yield Corporate Bond ETF(h)	136,396	11,073,991
iShares JP Morgan USD Emerging Markets Bond ETF(h)	17,814	1,695,715
SPDR S&P Regional Banking ETF	3,159	199,965

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
VanEck J.P. Morgan EM Local Currency Bond ETF	21,689	$ 553,286
VanEck Semiconductor ETF(f)	842	274,795
		14,173,689
Total Investment Companies — 1.6% (Cost: $13,704,964)		14,325,155

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(c)	USD	170	178,013
California — 0.0%
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(c)		180	176,455
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Class D, 5.00%, 11/01/55		80	84,164
			260,619
Colorado — 0.0%
Mesa County Valley School District No. 51 Grand Junction, GO, (SAW), 5.25%, 12/01/49		125	133,019
District of Columbia — 0.0%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50		320	340,283
Florida — 0.1%
Hillsborough County Aviation Authority, ARB, Series B, AMT, 5.50%, 10/01/49		75	79,482
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49		150	158,210
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54		235	249,263
			486,955
Georgia — 0.0%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/50		135	140,308
State of Georgia, GO, Series A, 4.00%, 07/01/40		70	71,050
			211,358
Illinois — 0.1%
State of Illinois, GO, Series F, 5.25%, 09/01/48		330	340,597
Kansas — 0.0%
Johnson County Unified School District No. 231 Gardner - Edgerton, Refunding GO, (AGM), 5.25%, 10/01/50		100	105,009
Louisiana — 0.0%
Louisiana Public Facilities Authority, Refunding RB, Series A, 3.00%, 05/15/47		155	110,470
Massachusetts — 0.2%
Commonwealth of Massachusetts, GO, Series C, 5.00%, 06/01/51		235	245,722
Security		Par (000)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 04/01/50	USD	210	$ 219,840
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series B, 5.25%, 07/01/50		330	353,144
Massachusetts School Building Authority, RB
Series A, Subordinate, 5.00%, 02/15/50		205	214,158
Series A, Subordinate, 5.25%, 02/15/50		205	218,976
			1,251,840
Michigan — 0.1%
Great Lakes Water Authority Water Supply System Revenue, RB
Series B, Senior Lien, 5.25%, 07/01/53		190	199,481
Series C, Senior Lien, 5.25%, 07/01/55		85	89,699
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/50		75	78,220
Michigan State Housing Development Authority, RB, M/F Housing, Series A-1, 5.25%, 10/01/50		145	148,744
Michigan State University, Refunding RB, Series A, 5.00%, 02/15/55		120	124,279
			640,423
Nebraska — 0.0%
Omaha Public Power District, RB, Series A, 5.50%, 02/01/49		105	113,796
New Jersey — 0.1%
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51		95	69,030
New Jersey Transportation Trust Fund Authority, RB
Series CC, 5.25%, 06/15/50		230	241,146
Series CC, 5.25%, 06/15/55		145	151,358
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55		90	95,805
			557,339
New York — 0.1%
Long Island Power Authority, Refunding RB, Series A, 5.00%, 09/01/49		75	77,653
New York City Municipal Water Finance Authority, Refunding RB, Series AA, Class 2, Subordinate, 5.00%, 06/15/48		140	146,796
New York City Transitional Finance Authority, RB, Series D, 5.25%, 05/01/48		285	303,391
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/53		230	238,034
New York State Thruway Authority, RB, Series A, 5.00%, 03/15/46		330	347,549
			1,113,423
North Carolina — 0.0%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series A, 3.00%, 07/01/46		230	167,863
Ohio — 0.1%
Columbus Regional Airport Authority, Refunding ARB, Series A, Class A, AMT, 5.50%, 01/01/55		440	458,107
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oklahoma — 0.0%
Oklahoma Capitol Improvement Authority, RB, Series A, 5.25%, 07/01/50	USD	235	$ 250,314
Pennsylvania — 0.0%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/50		75	79,035
Pennsylvania Turnpike Commission, RB, Series B, 5.25%, 12/01/50		165	175,710
			254,745
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(f)(j)		1,809	1,062,133
Texas — 0.3%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/50		270	286,001
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series B, 5.00%, 02/01/54		335	344,742
Dallas Fort Worth International Airport, Refunding ARB, Series A-1, AMT, 11/01/44(d)		105	110,438
Gregory-Portland Independent School District, GO, (PSF), 5.25%, 02/15/50		330	349,429
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/50		160	167,119
Lyford Consolidated Independent School District, GO, (PSF), 4.00%, 08/15/47		155	141,475
Mesquite Independent School District, Refunding GO, (PSF), 5.25%, 08/15/52		165	175,401
North Texas Municipal Water District, RB, 5.00%, 06/01/55		75	77,004
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55		155	164,512
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(c)		210	211,099
Terrell Independent School District, GO, (PSF), 5.25%, 08/01/50		165	176,517
			2,203,737
Total Municipal Bonds — 1.2% (Cost: $9,930,634)			10,240,043
Non-Agency Mortgage-Backed Securities
Australia(b) — 0.1%
La Trobe Financial Capital Markets Trust, Series 2025-1, Class A1L, (1-Month BBSW + 1.05%), 4.59%, 05/15/57	AUD	491	324,339
SAPPHIRE XXXII Trust, Series 2025-1, Class A1L, (1- Month BBSW + 1.10%), 4.64%, 06/14/66		1,000	662,871
			987,210
Cayman Islands — 0.1%
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo. Term SOFR + 1.69%), 5.84%, 05/17/41(b)(c)	USD	571	571,398
Ireland(a)(b) — 0.1%
Lagarino European Loan Conduit No 40 DAC, Series 40X, Class A, (3-mo. EURIBOR + 1.50%), 3.47%, 06/22/37	EUR	400	471,266
Security		Par (000)	Value
Ireland (continued)
Last Mile Securities PE DAC, Series 2021-1X, Class A1, (3-mo. EURIBOR + 0.90%), 2.93%, 08/17/31	EUR	300	$ 351,971
Taurus, Series 2025-UK2X, Class A, (1-day SONIA GBP 1.50%), 5.48%, 02/18/35	GBP	307	415,300
Thunder Logistics DAC, Class A, (3-mo. EURIBOR + 1.50%), 5.59%, 11/17/36	EUR	128	150,157
			1,388,694
Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (3-mo. EURIBOR + 0.63%), 2.64%, 06/15/53(a)(b)		88	104,020
United Kingdom(a)(b) — 0.6%
Atlas Funding PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.85%), 4.82%, 09/20/61	GBP	219	295,780
Braccan Mortgage Funding
Series 2024-1, Class A, (1-day SONIA GBP 0.84%), 6.19%, 02/15/67		367	495,751
Series 2025-1X, Class A, (1-day SONIA GBP 0.84%), 4.82%, 05/17/67		271	366,096
Canada Square Funding PLC, Series 2021-2, Class B, (1-day SONIA GBP 1.20%), 5.17%, 06/17/58		112	150,883
Castell PLC, Series 2025-1, Class A, (1-day SONIA GBP 0.97%), 4.94%, 01/27/62		222	299,831
Citadel PLC, Series 2024-1, Class A, (1-day SONIA GBP 1.02%), 6.23%, 04/28/60		292	395,008
Exmoor Funding PLC
Series 2024-1, Class A, (1-day SONIA GBP 0.88%), 4.85%, 03/25/94		210	283,460
Series 2024-1, Class B, (1-day SONIA GBP 1.50%), 5.47%, 03/25/94		100	135,738
Mortimer BTL PLC, Series 2021-1, Class B, (1-day SONIA GBP 1.10%), 5.07%, 06/23/53		100	134,572
PMF PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.98%), 4.95%, 07/16/60		214	289,325
Polaris PLC, Series 2025-2, Class B, (1-day SONIA GBP 1.05%), 5.02%, 08/25/68		100	134,655
Stratton Mortgage Funding, Series 2024-3, Class A, (1-day SONIA GBP 0.98%), 4.94%, 06/25/49		154	207,825
Together Asset Backed Securitisation PLC
Series 2023-1, Class A, (1-day SONIA GBP 1.23%), 5.20%, 04/20/65		204	275,978
Series 2024-1ST2X, Class A, (1-day SONIA GBP 0.96%), 4.93%, 10/12/65		294	397,332
Series 2025-2ND1X, Class A, (1-day SONIA GBP 0.93%), 4.90%, 09/12/56		133	179,547
Series 2025-CRE1, Class A, (1-day SONIA GBP 1.20%), 5.17%, 01/15/57		464	628,389
U.K. Logistics DAC, Series 2024-2X, Class A, (1-day SONIA GBP 1.35%), 5.33%, 02/17/35		277	373,819
			5,043,989
United States — 11.6%
1345 Trust(b)(c)
Series 2025-AOA, Class A, (1-mo. Term SOFR + 1.60%), 5.75%, 06/15/42	USD	600	601,500
Series 2025-AOA, Class B, (1-mo. Term SOFR + 2.00%), 6.15%, 06/15/42		330	330,817
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(b)(c)		250	237,382

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Angel Oak Mortgage Trust, Series 2025-7, Class A1, 5.51%, 06/25/70(b)(c)	USD	1,935	$ 1,951,412
Arbor Multifamily Mortgage Securities Trust(c)
Series 2020-MF1, Class E, 1.75%, 05/15/53		1,326	1,074,730
Series 2020-MF1, Class XA, 1.05%, 05/15/53(b)		14,441	490,808
ARES, Series 2024-IND, Class A, (1-mo. Term SOFR + 1.44%), 5.59%, 10/15/34(b)(c)		590	590,369
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1-mo. Term SOFR + 1.69%), 5.84%, 07/15/41(b)(c)		340	340,850
Atrium Hotel Portfolio Trust(b)(c)
Series 2017-ATRM, Class D, (1-mo. Term SOFR + 2.25%), 6.40%, 12/15/36		200	190,250
Series 2024-ATRM, Class A, 5.59%, 11/10/29		170	173,269
Series 2024-ATRM, Class E, 9.52%, 11/10/29		420	431,753
BAHA Trust(b)(c)
Series 2024-MAR, Class A, 6.17%, 12/10/41		1,140	1,178,825
Series 2024-MAR, Class C, 7.77%, 12/10/41		360	374,798
BAMLL Trust, Series 2024-BHP, Class A, (1-mo. Term SOFR + 2.35%), 6.50%, 08/15/39(b)(c)		250	250,658
Bank, Series 2024-5YR6, Class A3, 6.23%, 05/15/57		940	992,820
Barclays Mortgage Loan Trust, Series 2025-NQM3, Class A1, 5.64%, 05/25/65(c)		833	840,079
BBCMS Mortgage Trust
Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,168,047
Series 2018-TALL, Class A, (1-mo. Term SOFR + 0.92%), 5.07%, 03/15/37(b)(c)		625	592,214
Series 2025-C35, Class D, 4.50%, 07/15/58(c)		357	291,032
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.53%, 12/17/53(b)		4,802	265,078
BFLD Commercial Mortgage Trust(b)(c)
Series 2024-UNIV, Class A, (1-mo. Term SOFR + 1.49%), 5.64%, 11/15/41		710	711,553
Series 2024-UNIV, Class D, (1-mo. Term SOFR + 2.69%), 6.84%, 11/15/41		360	361,350
Series 2025-5MW, Class D, 6.37%, 10/10/42		501	500,361
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1- mo. Term SOFR + 1.89%), 6.04%, 07/15/41(b)(c)		240	240,750
BFLD Trust, Series 2025-FPM, Class B, 5.59%, 10/10/40(b)(c)		665	668,757
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1-mo. Term SOFR + 1.85%), 6.00%, 08/15/42(b)(c)		615	616,733
BMP, Series 2024-MF23, Class E, (1-mo. Term SOFR + 3.39%), 7.54%, 06/15/41(b)(c)		310	310,000
BSTN Commercial Mortgage Trust, 04/13/41(b)(c)(d)		230	230,000
BX Commercial Mortgage Trust(b)(c)
Series 2022-CSMO, Class B, (1-mo. Term SOFR + 3.14%), 7.29%, 06/15/27		1,429	1,443,290
Series 2023-XL3, Class A, (1-mo. Term SOFR + 1.76%), 5.91%, 12/09/40		2,148	2,150,710
Series 2023-XL3, Class D, (1-mo. Term SOFR + 3.59%), 7.74%, 12/09/40		544	545,357
Series 2024-AIR2, Class A, (1-mo. Term SOFR + 1.49%), 5.64%, 10/15/41		144	144,102
Series 2024-AIRC, Class A, (1-mo. Term SOFR + 1.69%), 5.84%, 08/15/39		281	281,385
Series 2024-BRBK, Class A, (1-mo. Term SOFR + 2.88%), 7.03%, 10/15/41		560	562,975
Series 2024-BRBK, Class B, (1-mo. Term SOFR + 3.93%), 8.07%, 10/15/41		250	250,310
Security		Par (000)	Value
United States (continued)
BX Commercial Mortgage Trust(b)(c) (continued)
Series 2024-MDHS, Class A, (1-mo. Term SOFR + 1.64%), 5.79%, 05/15/41	USD	388	$ 388,297
Series 2024-MF, Class E, (1-mo. Term SOFR + 3.74%), 7.89%, 02/15/39		664	665,414
Series 2024-XL4, Class D, (1-mo. Term SOFR + 3.14%), 7.29%, 02/15/39		603	605,108
BX Trust(b)(c)
Series 2021-LBA, Class GJV, (1-mo. Term SOFR + 3.11%), 7.27%, 02/15/36		134	133,080
Series 2021-LBA, Class GV, (1-mo. Term SOFR + 3.11%), 7.27%, 02/15/36		712	708,170
Series 2021-VIEW, Class F, (1-mo. Term SOFR + 4.04%), 8.19%, 06/15/36		790	773,842
Series 2023-DELC, Class A, (1-mo. Term SOFR + 2.69%), 6.84%, 05/15/38		1,385	1,393,638
Series 2024-BIO, Class A, (1-mo. Term SOFR + 1.64%), 5.79%, 02/15/41		435	434,320
Series 2024-CNYN, Class E, (1-mo. Term SOFR + 3.69%), 7.84%, 04/15/41		577	574,639
Series 2024-PALM, Class A, (1-mo. Term SOFR + 1.54%), 5.69%, 06/15/37		519	520,042
Series 2024-PAT, Class C, (1-mo. Term SOFR + 4.44%), 8.59%, 03/15/41		1,100	1,104,132
Series 2024-PAT, Class D, (1-mo. Term SOFR + 5.39%), 9.54%, 03/15/41		350	352,336
Series 2024-VLT4, Class A, (1-mo. Term SOFR + 1.49%), 5.64%, 06/15/41		647	647,404
Series 2024-VLT4, Class F, (1-mo. Term SOFR + 3.94%), 8.09%, 06/15/41		375	375,462
Series 2025-TAIL, Class A, (1-mo. Term SOFR + 1.40%), 5.55%, 06/15/35		840	838,688
BXP Trust(b)(c)
Series 2017-CC, Class D, 3.67%, 08/13/37		110	92,022
Series 2017-CC, Class E, 3.67%, 08/13/37		220	177,663
Cali, Series 2024-SUN, Class A, (1-mo. Term SOFR + 1.89%), 6.11%, 07/15/41(b)(c)		140	140,306
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		1,700	1,688,071
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		317	306,451
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class B, 3.18%, 08/10/49		750	732,323
Series 2020-420K, Class D, 3.42%, 11/10/42(b)(c)		360	321,259
Series 2020-420K, Class X, 0.91%, 11/10/42(b)(c)		20,000	711,827
COLT Mortgage Loan Trust, Series 2025-5, Class A1, 5.54%, 05/25/70(c)		1,815	1,831,306
COMM Mortgage Trust, Series 2025-167G, Class B, 5.93%, 08/10/40(c)		324	325,189
Commercial Mortgage Trust(b)
Series 2016-DC2, Class B, 4.84%, 02/10/49		100	99,361
Series 2016-DC2, Class C, 4.84%, 02/10/49		100	98,962
Series 2024-WCL1, Class A, (1-mo. Term SOFR + 1.84%), 5.99%, 06/15/41(c)		170	169,522
Series 2024-WCL1, Class E, (1-mo. Term SOFR + 4.49%), 8.64%, 06/15/41(c)		235	234,138
Series 2025-SBX, Class B, 5.73%, 08/10/41(c)		823	826,909
CONE Trust(b)(c)
Series 2024-DFW1, Class A, (1-mo. Term SOFR + 1.64%), 5.79%, 08/15/41		130	129,897
Series 2024-DFW1, Class E, (1-mo. Term SOFR + 3.89%), 8.04%, 08/15/41		160	159,908
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.88%, 08/15/51(b)	USD	750	$ 689,841
CSMC, Series 2021-BHAR, Class A, (1-mo. Term SOFR + 1.26%), 5.42%, 11/15/38(b)(c)		1,850	1,837,859
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/41(b)(c)		460	461,959
DBGS, Series 2024-SBL, Class A, (1-mo. Term SOFR + 1.88%), 6.03%, 08/15/34(b)(c)		190	190,594
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(b)(c)		312	317,239
DC Trust(b)(c)
Series 2024-HLTN, Class F, 10.66%, 04/13/40		750	751,196
Series 2025-LXP, Class B, (1-mo. Term SOFR + 1.84%), 5.99%, 08/15/37		268	268,084
Series 2025-LXP, Class C, (1-mo. Term SOFR + 2.24%), 6.39%, 08/15/37		287	287,269
DK Trust, Series 2024-SPBX, Class E, (1-mo. Term SOFR + 4.00%), 8.15%, 03/15/34(b)(c)		1,100	1,103,507
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.32%, 08/10/42(b)(c)		647	658,981
ELM Trust(b)(c)
Series 2024-ELM, Class A10, 5.99%, 06/10/39		330	333,371
Series 2024-ELM, Class A15, 5.99%, 06/10/39		330	332,064
Series 2024-ELM, Class E10, 8.05%, 06/10/39		350	352,289
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(b)(c)		1,200	1,227,434
Extended Stay America Trust(b)(c)
Series 2021-ESH, Class E, (1-mo. Term SOFR + 2.96%), 7.11%, 07/15/38		590	590,293
Series 2021-ESH, Class F, (1-mo. Term SOFR + 3.81%), 7.96%, 07/15/38		1,037	1,037,230
Fontainebleau Miami Beach Mortgage Trust(b)(c)
Series 2024-FBLU, Class A, (1-mo. Term SOFR + 1.45%), 5.60%, 12/15/39		410	410,128
Series 2024-FBLU, Class F, (1-mo. Term SOFR + 4.25%), 8.40%, 12/15/39		410	411,040
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. Term SOFR + 1.54%), 5.69%, 03/15/39(b)(c)		1,100	1,102,062
GS Mortgage Securities Corp. Trust(b)(c)
Series 2021-ROSS, Class A, (1-mo. Term SOFR + 1.41%), 5.57%, 05/15/26		100	94,625
Series 2023-FUN, Class B, (1-mo. Term SOFR + 2.79%), 6.94%, 03/15/28		1,500	1,507,500
Series 2023-SHIP, Class C, 5.69%, 09/10/38		1,370	1,374,266
Series 2023-SHIP, Class E, 7.68%, 09/10/38		420	423,017
Series 2024-RVR, Class E, 7.72%, 08/10/41		250	249,311
GS Mortgage Securities Trust, Series 2020-GSA2, Class XA, 1.77%, 12/12/53(b)(c)		3,415	220,301
GS Mortgage-Backed Securities Trust, Series 2025- NQM4, Class A1, 6.01%, 10/25/65(c)		459	458,933
GWT, Series 2024-WLF2, Class A, (1-mo. Term SOFR + 1.69%), 5.84%, 05/15/41(b)(c)		1,100	1,102,062
HIH Trust(b)(c)
Series 2024-2061, Class A, (1-mo. Term SOFR + 1.84%), 5.99%, 10/15/41		108	108,750
Series 2024-2061, Class D, (1-mo. Term SOFR + 3.64%), 7.79%, 10/15/41		414	415,488
HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, (1-mo. Term SOFR + 3.19%), 7.34%, 05/15/37(b)(c)		750	749,531
Homes Trust(c)
Series 2023-NQM1, Class A1, 6.18%, 01/25/68		1,888	1,888,580
Series 2023-NQM1, Class A2, 6.74%, 01/25/68		632	632,748
Security		Par (000)	Value
United States (continued)
Homes Trust(c) (continued)
Series 2025-NQM3, Class A1, 5.63%, 02/25/70	USD	2,192	$ 2,211,310
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1-mo. Term SOFR + 1.26%), 5.42%, 10/15/36(b)(c)		695	691,959
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.60%, 05/10/39(b)(c)		750	776,089
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. Term SOFR + 1.74%), 5.89%, 11/15/41(b)(c)		940	932,950
JP Morgan Chase Commercial Mortgage Securities Trust(c)
Series 2016-NINE, Class B, 2.95%, 09/06/38(b)		450	441,700
Series 2018-AON, Class A, 4.13%, 07/05/31		600	549,105
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.81%), 6.97%, 04/15/38(b)		745	745,931
Series 2024-IGLG, Class D, 6.70%, 11/09/39(b)		370	370,322
Series 2024-OMNI, Class A, 5.99%, 10/05/39(b)		250	255,024
JP Morgan Mortgage Trust, Series 2025-VIS3, Class A1, 5.06%, 02/25/66(b)(c)		1,325	1,324,993
JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B4, 5.06%, 05/25/33(b)(c)		1,415	1,355,553
JW Commercial Mortgage Trust(b)(c)
Series 2024-MRCO, Class A, (1-mo. Term SOFR + 1.62%), 5.77%, 06/15/39		814	816,540
Series 2024-MRCO, Class D, (1-mo. Term SOFR + 3.19%), 7.34%, 06/15/39		375	377,514
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-mo. Term SOFR + 1.54%), 5.69%, 12/15/39(b)(c)		147	146,619
LBA Trust(b)(c)
Series 2024-BOLT, Class A, (1-mo. Term SOFR + 1.59%), 5.74%, 06/15/39		520	520,650
Series 2024-BOLT, Class F, (1-mo. Term SOFR + 4.44%), 8.59%, 06/15/39		250	249,317
MCM Trust(e)
0.00%, 09/25/31(c)		760	538,391
2.50%, 09/25/31		826	794,613
MCR Mortgage Trust(c)
Series 2024-HF1, Class A, (1-mo. Term SOFR + 1.79%), 5.94%, 12/15/41(b)		601	603,442
Series 2024-HTL, Class E, (1-mo. Term SOFR + 4.65%), 8.81%, 02/15/37(b)		604	601,460
Series 2024-TWA, Class A, 5.92%, 06/12/39		160	162,282
Series 2024-TWA, Class E, 8.73%, 06/12/39		235	238,957
MFA Trust, Series 2025-NQM2, Class A1, 5.68%, 05/27/70(c)		1,503	1,516,103
MHP Trust, Series 2021-STOR, Class G, (1-mo. Term SOFR + 2.86%), 7.02%, 07/15/38(b)(c)		760	760,000
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1-mo. Term SOFR + 4.65%), 8.80%, 11/15/34(b)(c)		260	247,425
Series 2018-MP, Class A, 4.42%, 07/11/40(b)(c)		1,000	948,599
Series 2021-L5, Class A2, 1.52%, 05/15/54		676	660,052
Morgan Stanley Residential Mortgage Loan Trust(c)
Series 2025-DSC1, Class A1, 5.56%, 03/25/70		1,559	1,571,978
Series 2025-NQM4, Class A1, 5.59%, 06/25/70		1,309	1,319,747
NCMF Trust(b)(c)
Series 2025-MFS, Class A, 5.05%, 06/10/33		910	911,982
Series 2025-MFS, Class B, 5.69%, 06/10/33		593	598,569
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, (1-mo. Term SOFR + 1.21%), 5.36%, 02/15/42(b)(c)		604	602,475
NYCT Trust, Series 2024-3ELV, Class A, (1-mo. Term SOFR + 1.99%), 6.14%, 08/15/29(b)(c)		140	140,624

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Olympic Tower Mortgage Trust(b)(c)
Series 2017-OT, Class D, 4.08%, 05/10/39	USD	130	$ 114,154
Series 2017-OT, Class E, 4.08%, 05/10/39		160	134,663
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(c)		850	801,886
One New York Plaza Trust, Series 2020-1NYP, Class D, (1-mo. Term SOFR + 2.86%), 7.02%, 01/15/36(b)(c)		270	256,499
Open Trust, Series 2023-AIR, Class A, (1-mo. Term SOFR + 3.09%), 7.24%, 11/15/40(b)(c)		61	61,112
ORL Trust, Series 2024-GLKS, Class A, (1-mo. Term SOFR + 1.49%), 5.64%, 12/15/39(b)(c)		220	220,069
Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1-mo. Term SOFR + 2.42%), 6.64%, 09/15/34(b)(c)		635	614,719
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.52%, 08/10/42(b)(c)		279	283,953
PGA Trust, Series 2024-RSR2, Class A, (1-mo. Term SOFR + 1.89%), 6.04%, 06/15/39(b)(c)		750	750,000
PRKCM Trust(c)
Series 2023-AFC1, Class A2, 7.00%, 02/25/58		415	415,989
Series 2023-AFC2, Class A1, 6.48%, 06/25/58		486	487,438
RCKT Mortgage Trust, Series 2023-CES1, Class M2, 7.98%, 06/25/43(b)(c)		740	749,802
ROCK Trust(c)
Series 2024-CNTR, Class A, 5.39%, 11/13/41		346	356,489
Series 2024-CNTR, Class E, 8.82%, 11/13/41		150	156,989
Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A1, 5.07%, 08/25/65(b)(c)		1,185	1,184,989
SELF Commercial Mortgage Trust(b)(c)
Series 2024-STRG, Class A, (1-mo. Term SOFR + 1.54%), 5.69%, 11/15/34		630	628,819
Series 2024-STRG, Class E, (1-mo. Term SOFR + 4.19%), 8.34%, 11/15/34		410	409,103
SHR Trust(b)(c)
Series 2024-LXRY, Class A, (1-mo. Term SOFR + 1.95%), 6.10%, 10/15/41		420	420,525
Series 2024-LXRY, Class E, (1-mo. Term SOFR + 4.45%), 8.60%, 10/15/41		420	423,242
TVC DSCR(e)
Series 2021-1, 0.00%, 03/25/28(c)		314	269,202
Series 2021-1, Class A, 0.00%, 02/01/51		593	546,588
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(b)		1,700	1,638,123
VEGAS, Series 2024-GCS, Class C, 6.42%, 07/10/36(b)(c)		600	603,916
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(c)		380	385,661
Velocity Commercial Capital Loan Trust(b)(c)
Series 2020-1, Class M3, 3.19%, 02/25/50		48	37,698
Series 2025-3, Class A, 5.87%, 06/25/55		2,190	2,208,953
Verus Securitization Trust, Series 2023-3, Class A1, 5.93%, 03/25/68(c)		1,337	1,339,047
VRTX Trust, Series 2025-HQ, Class B, 5.67%, 08/05/42(b)(c)		710	717,044
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 5.09%, 01/15/59(b)		1,400	1,383,211
Series 2019-C50, Class XA, 1.57%, 05/15/52(b)		12,128	453,420
Series 2021-C59, Class XA, 1.62%, 04/15/54(b)		975	57,447
Security		Par (000)	Value
United States (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2024-1CHI, Class A, 5.48%, 07/15/35(b)(c)	USD	106	$ 106,971
Series 2024-BPRC, Class C, 6.43%, 07/15/43(c)		400	403,708
WHARF Commercial Mortgage Trust, Series 2025-DC, Class B, 5.73%, 07/15/40(b)(c)		108	109,837
			103,245,103
Total Non-Agency Mortgage-Backed Securities — 12.5% (Cost: $110,764,053)			111,340,414
Preferred Securities
Capital Trusts — 1.4%(b)
Canada — 0.0%
Bell Telephone Co. of Canada or Bell Canada, 6.88%, 09/15/55		105	108,930
Denmark — 0.0%
Orsted A/S, 2.50%, 12/31/99(a)	GBP	200	201,778
France(a)(n) — 0.2%
Electricite de France SA
3.38%	EUR	400	450,242
5.13%		200	242,311
5.63%		200	246,539
6.00%	GBP	200	269,805
7.38%		100	137,165
Unibail-Rodamco-Westfield SE, 4.75%	EUR	100	119,255
Veolia Environnement SA, 4.32%		100	117,638
			1,582,955
Germany(a) — 0.1%
Bayer AG
4.50%, 03/25/82		100	118,564
5.38%, 03/25/82		100	120,639
Series NC5, 6.63%, 09/25/83		100	125,220
Series NC8, 7.00%, 09/25/83		200	257,449
Commerzbank AG, 6.50%(n)		200	251,427
Volkswagen International Finance NV, 5.99%(n)		100	121,840
			995,139
Hong Kong — 0.1%
MTR Corp. CI Ltd., 5.63%(a)(n)	USD	400	417,144
India — 0.1%
Axis Bank Ltd., 4.10%(a)(n)		1,000	985,000
Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT, 4.30%(a)(n)		1,000	970,025
Italy(a)(n) — 0.1%
Enel SpA, 4.25%	EUR	125	148,919
Eni SpA, 4.50%		100	119,866
Prysmian SpA, 5.25%		175	214,322
			483,107
Japan(n) — 0.2%
Mitsubishi UFJ Financial Group, Inc., 6.35%	USD	1,000	1,020,851
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Japan (continued)
Rakuten Group, Inc.
4.25%(a)	EUR	200	$ 229,776
8.13%(c)	USD	400	415,798
			1,666,425
Netherlands — 0.0%
Cooperatieve Rabobank UA, 4.38%(a)(n)	EUR	200	236,267
Norway — 0.0%
Var Energi ASA, 7.86%, 11/15/83(a)		250	325,461
Portugal — 0.0%
EDP SA, 4.75%, 05/29/54(a)		100	121,485
Singapore — 0.0%
Lendlease Asia Treasury Pte. Ltd., 3.90%(a)(n)	SGD	250	194,290
South Korea — 0.1%
Shinhan Financial Group Co. Ltd., 2.88%(a)(n)	USD	414	408,049
Spain(a)(n) — 0.1%
Banco Bilbao Vizcaya Argentaria SA, 6.00%	EUR	200	236,607
CaixaBank SA, 5.88%		200	243,251
Telefonica Europe BV
5.75%		200	248,701
6.75%		100	131,097
			859,656
Switzerland(n) — 0.0%
UBS Group AG
5.13%(a)	USD	200	199,510
6.85%(c)		200	206,237
			405,747
Thailand — 0.0%
GC Treasury Center Co. Ltd., 6.50%(a)(n)		250	254,062
United Kingdom — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83(a)	GBP	100	144,310
Centrica PLC, 6.50%, 05/21/55(a)		100	137,684
NatWest Group PLC, 7.50%(n)		200	273,686
			555,680
United States — 0.2%
CVS Health Corp., 7.00%, 03/10/55	USD	105	110,223
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55		100	103,064
Edison International, 8.13%, 06/15/53		121	123,662
PG&E Corp., 7.38%, 03/15/55		227	233,208
Southern Co., 1.88%, 09/15/81	EUR	1,048	1,183,438
Sunoco LP, 7.88%(c)(n)	USD	135	137,121
Venture Global LNG, Inc., 9.00%(c)(n)		149	147,671
			2,038,387
			12,809,587

	Shares
Preferred Stocks — 0.8%
United States — 0.8%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $378,216)(e)(f)(g)	2,683	378,222
Boeing Co.(f)(l)	1,700	118,269
Cap Hill Brands, Series B-2(e)(f)	265,896	3
CoreWeave, Inc., Series C, 03/25/49(e)	418,000	1,145,320
Davidson Homes, Inc.(e)(f)	1,474	1,599,703
Security	Shares	Value
United States (continued)
Dream Finders Homes, Inc., Series A(e)(n)	1,320	$ 1,310,100
Insight M, Inc., Series D(e)(f)	270,943	54,541
Lessen Holdings, Inc., Series CX(c)(e)(f)	10,022	5,011
Verger Capital Fund LLC(e)(f)	34,837	6,619
Veritas Kapital Assurance PLC(e)(f)
Series G	1,131	25,730
Series G-1	780	17,745
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $491,084), 10/07/32(e)(f)(g)	168,283	1,001,284
X.Ai Holdings Corp., Series C(e)(f)	28,169	1,029,859
		6,692,406
Total Preferred Securities — 2.2% (Cost: $17,477,352)		19,501,993

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Tennessee Valley Authority, 5.25%, 02/01/55	USD	675	672,841
Collateralized Mortgage Obligations(b) — 1.7%
Fannie Mae REMICS
Series 2024-30, Class FC, (30-day Avg SOFR + 1.05%), 5.41%, 06/25/54		1,055	1,056,633
Series 2024-38, Class FE, (30-day Avg SOFR + 1.05%), 5.41%, 06/25/54		1,081	1,082,140
Series 2024-5469, Class F, (30-day Avg SOFR + 1.10%), 5.46%, 09/25/54		441	440,272
Series 2024-75, Class FC, (30-day Avg SOFR + 0.95%), 5.31%, 10/25/54		1,190	1,189,484
Series 2025-31, Class FA, (30-day Avg SOFR + 1.30%), 5.66%, 06/25/54		2,279	2,290,191
Series 2025-32, Class FA, (30-day Avg SOFR + 1.25%), 5.61%, 05/25/55		1,592	1,597,550
Series 5458, Class DF, (30-day Avg SOFR + 1.10%), 5.46%, 10/25/54		216	215,609
Series 5458, Class FB, (30-day Avg SOFR + 1.15%), 5.51%, 10/25/54		1,809	1,810,398
Series 5467, Class FC, (30-day Avg SOFR + 1.06%), 5.42%, 10/25/54		1,881	1,878,590
Series 5470, Class AF, (30-day Avg SOFR + 1.10%), 5.46%, 11/25/54		628	627,371
Freddie Mac REMICS
Series 5386, Class FD, (30-day Avg SOFR + 1.25%), 5.61%, 03/25/54		409	411,542
Series 5424, Class FA, (30-day Avg SOFR + 1.20%), 5.56%, 06/25/54		906	910,447
Freddie Mac Strips, Series 413, Class F26, (30-day Avg SOFR + 1.20%), 5.56%, 05/25/54		873	877,878
Ginnie Mae
Series 2024-51, Class TF, (30-day Avg SOFR + 1.00%), 5.39%, 03/20/54		367	366,907
Series 2024-96, Class FL, (30-day Avg SOFR + 1.15%), 5.54%, 06/20/54		569	569,777
			15,324,789

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities(b) — 0.2%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K121, Class X1, 1.11%, 10/25/30	USD	3,982	$ 163,118
Series KW09, Class X1, 0.92%, 05/25/29		13,729	280,648
FREMF Mortgage Trust, Series 2020-K104, Class B, 3.65%, 02/25/52(c)		750	718,360
			1,162,126
Mortgage-Backed Securities — 14.4%
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/38		4	4,022
6.00%, 07/01/39		18	18,887
4.00%, 01/01/41		1	887
3.00%, 02/01/44		30	27,286
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31		38	35,824
3.50%, 04/01/31 - 01/01/48		112	107,932
3.00%, 10/01/32 - 12/01/46		115	107,390
5.00%, 05/01/38 - 11/01/48		41	41,196
5.50%, 01/01/39		12	12,398
4.00%, 08/01/40 - 12/01/45		11	9,739
4.50%, 09/01/40 - 08/01/48		109	108,525
Ginnie Mae Mortgage-Backed Securities(q)
4.00%, 10/20/40 - 10/20/55		1,478	1,398,992
3.50%, 01/15/42 - 10/20/55		2,228	2,041,543
5.00%, 10/20/44 - 11/15/54		3,282	3,263,262
3.00%, 02/15/45 - 10/20/55		2,707	2,417,444
4.50%, 03/15/47 - 10/20/55		1,675	1,627,389
2.00%, 08/20/50 - 10/20/55		3,745	3,096,128
2.50%, 04/20/51 - 10/20/55		3,753	3,231,557
5.50%, 10/15/54		2,612	2,631,439
6.00%, 10/15/54		1,671	1,699,430
6.50%, 10/15/54 - 11/15/54		1,508	1,548,689
Uniform Mortgage-Backed Securities(q)
2.50%, 09/01/27 - 10/14/55		12,802	10,989,384
3.00%, 07/01/29 - 10/14/55		6,934	6,188,279
3.50%, 07/01/29 - 10/14/55		42,936	39,260,710
2.00%, 10/01/31 - 10/14/55		18,794	15,566,532
4.00%, 09/01/33 - 10/14/55		4,244	4,043,035
5.00%, 09/01/35 - 10/14/55		3,750	3,739,800
5.50%, 12/01/38 - 10/15/54		5,480	5,543,028
4.50%, 10/15/39 - 10/14/55		7,500	7,313,636
1.50%, 10/16/40 - 11/01/51		4,391	3,649,087
6.00%, 11/01/52 - 08/01/55		5,483	5,617,761
6.50%, 06/01/54 - 10/15/54		2,982	3,083,481
			128,424,692
Total U.S. Government Sponsored Agency Securities — 16.4% (Cost: $148,398,517)			145,584,448
Security		Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds
1.88%, 07/15/35	USD	1,992	$ 2,008,047
2.38%, 02/15/55(r)		1,962	1,915,690
Total U.S. Treasury Obligations — 0.4% (Cost: $3,935,922)			3,923,737

	Shares
Warrants
United States(f) — 0.0%
Cirkul, Inc., (Expires 04/25/35, Strike Price USD 0.01)(e)	995	4,378
Cirkul, Inc., (Expires 04/25/35, Strike Price USD 35.41)(e)	1,021	521
Davidson Homes, Inc., Class A, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(e)	10,230	62,608
Insight M, Inc., (Issued 01/31/24, Expires 12/31/49, Strike Price USD 0.34)(e)	280,744	19,736
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(e)	12,334	1
New York Community Bancorp, Inc., Pipe, PIPE, (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(e)(g)	74	154,307
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	8,529	427
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	28,519	5,718
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(e)	22,714	12,493
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(e)	2,277	2,937
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(g)	20,741	99,142
Volato Group, Inc., (Acquired 12/03/23, Cost: $6,834), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)	6,834	68
		362,336
Venezuela — 0.0%
Venezuela Government International Bonds(b)(f)(n)	3,000	12,000
Total Warrants — 0.0% (Cost: $84,981)		374,336
Total Long-Term Investments — 106.1% (Cost: $933,764,696)		943,904,090

Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Short-Term Securities
Foreign Agency Obligations — 0.5%
Bahrain — 0.0%
Bahrain Government International Bonds, 7.00%, 01/26/26(a)	USD	200	$ 200,822
Brazil(s) — 0.1%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/26	BRL	2,328	422,332
14.31%, 01/01/26		366	66,398
14.51%, 01/01/26		617	111,933
14.56%, 01/01/26		367	66,579
14.57%, 01/01/26		614	111,388
14.68%, 01/01/26		1,333	241,825
14.70%, 01/01/26		618	112,114
14.74%, 01/01/26		172	31,203
			1,163,772
Egypt(s) — 0.2%
Egypt Treasury Bills
27.40%, 10/28/25	EGP	250	5,098
28.00%, 10/28/25		4,050	82,584
26.79%, 11/11/25		375	7,606
26.89%, 11/11/25		350	7,099
26.25%, 11/18/25		4,350	87,395
26.26%, 11/18/25		4,025	80,866
26.45%, 11/18/25		3,800	76,345
26.90%, 11/18/25		1,050	21,095
28.50%, 11/18/25		1,025	20,593
28.80%, 11/18/25		575	11,552
26.85%, 11/25/25		3,525	70,824
27.00%, 11/25/25		600	12,055
27.60%, 11/25/25		325	6,530
27.90%, 11/25/25		600	12,055
28.50%, 11/25/25		600	12,055
28.51%, 11/25/25		175	3,516
28.75%, 11/25/25		150	3,014
26.74%, 12/02/25		450	8,951
26.75%, 12/09/25		3,900	77,194
27.50%, 12/09/25		325	6,433
27.60%, 12/09/25		550	10,886
28.36%, 12/09/25		325	6,433
28.50%, 12/09/25		575	11,381
25.98%, 12/16/25		24,275	480,123
26.45%, 12/16/25		8,550	169,106
27.25%, 12/16/25		1,750	34,612
27.45%, 12/16/25		1,950	38,568
28.50%, 12/16/25		3,400	67,247
27.60%, 12/30/25		200	3,901
27.75%, 12/30/25		1,500	29,257
27.83%, 12/30/25		100	1,950
25.79%, 06/02/26		1,025	18,210
			1,484,534
Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(a)	USD	200	199,500
Nigeria — 0.2%
Nigeria Government International Bonds, 7.63%, 11/21/25(a)		200	200,106
Nigeria Treasury Bills
17.83%, 12/04/25(s)	NGN	41,503	27,084
Security		Par (000)	Value
Nigeria (continued)
Nigeria Treasury Bills (continued)
17.59%, 12/11/25(s)	NGN	33,592	$ 21,851
17.72%, 12/11/25(s)		105,257	68,468
17.87%, 12/11/25(s)		28,553	18,573
18.12%, 12/11/25(s)		177,036	115,159
19.86%, 12/11/25(s)		49,650	32,296
19.92%, 12/11/25(s)		77,199	50,217
21.15%, 12/11/25(s)		100,034	65,070
22.10%, 12/11/25(s)		382,079	248,536
22.15%, 12/11/25(s)		175,655	114,260
28.70%, 12/11/25		1,318,094	857,397
			1,819,017
			4,867,645

	Shares
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(h)(t)	4,060,769	4,060,769
Total Short-Term Securities — 1.0% (Cost: $8,715,336)		8,928,414
Options Purchased — 0.0% (Cost: $1,639,987)		607,732
Total Investments Before TBA Sale Commitments and Options Written — 107.1% (Cost: $944,120,019)		953,440,236

Par (000)
TBA Sale Commitments(q)
United States — (0.3)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 10/20/55	USD	(83)	(68,590)
2.50%, 10/20/55		(67)	(57,672)
3.00%, 10/20/55		(68)	(60,695)
3.50%, 10/20/55		(124)	(113,041)
6.50%, 10/15/54		(754)	(774,374)
TBA, 5.00%, 10/15/54		(1,100)	(1,094,081)
Uniform Mortgage-Backed Securities
2.00%, 10/16/40 - 10/14/55		(393)	(327,634)
2.50%, 10/16/40 - 10/14/55		(197)	(166,137)
3.00%, 10/16/40 - 10/14/55		(137)	(122,224)
3.50%, 10/16/40 - 10/14/55		(85)	(77,870)
4.00%, 10/15/39		(3)	(2,950)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Uniform Mortgage-Backed Securities (continued)
4.50%, 10/14/55	USD	(31)	$ (30,066)
5.00%, 10/14/55		(20)	(19,833)
Total TBA Sale Commitments — (0.3)% (Proceeds: $(2,915,560))			(2,915,167)
Options Written — (0.1)% (Premiums Received: $(1,719,781))			(1,111,890)
Total Investments, Net of TBA Sale Commitments and Options Written — 106.7% (Cost: $939,484,678)			949,413,179
Liabilities in Excess of Other Assets — (6.7)%			(59,412,765)
Net Assets — 100.0%			$ 890,000,414

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,327,112, representing 0.4% of its net assets as of period end, and an original cost of $2,418,880.

(h)	Affiliate of the Fund.
(i)	All or a portion of the security is held by a wholly-owned subsidiary.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Convertible security.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Perpetual security with no stated maturity date.
(o)	Zero-coupon bond.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)	Rates are discount rates or a range of discount rates as of period end.
(t)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 27,049,345	$ —	$ (22,988,576)(a)	$ —	$ —	$ 4,060,769	4,060,769	$ 519,825	$ —
iShares 0-5 Year TIPS Bond ETF(b)	709,230	—	(721,849)	26,402	(13,783)	—	—	9,982	—
iShares Biotechnology ETF(b)	462,735	—	(464,729)	(36,066)	38,060	—	—	424	—
iShares Bitcoin Trust ETF	1,576,646	1,508,288	(619,034)	(11,913)	231,943	2,685,930	41,322	—	—
iShares Broad USD High Yield Corporate Bond ETF(b)	3,412,787	2,044,900	(5,444,951)	(38,460)	25,724	—	—	50,949	—
iShares China Large-Cap ETF	—	1,280,269	(968,033)	34,590	29,111	375,937	9,138	—	—
iShares Ethereum Trust ETF	—	522,116	—	—	(5,352)	516,764	16,400	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,218,131	15,059,015	(5,399,986)	11,768	185,063	11,073,991	136,396	169,576	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,586,159	—	—	—	109,556	1,695,715	17,814	57,485	—
iShares Latin America 40 ETF(b)	122,721	—	(141,866)	(11,458)	30,603	—	—	—	—
iShares MSCI Brazil ETF	109,984	—	—	—	41,482	151,466	4,886	2,517	—
iShares MSCI Emerging Markets ETF(b)	549,849	—	(588,779)	24,225	14,705	—	—	—	—
iShares Russell 2000 ETF(b)	105,177	—	(115,623)	43,712	(33,266)	—	—	815	—
iShares Russell Mid-Cap Growth ETF(b)	130,933	—	(124,277)	25,799	(32,455)	—	—	102	—
				$ 68,599	$ 621,391	$ 20,560,572		$ 811,675	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	203	12/08/25	$ 28,562	$ 290,570
Euro OAT	240	12/08/25	34,193	291,167
Short Term Euro BTP	10	12/08/25	1,267	695
10-Year Australian Treasury Bonds	197	12/15/25	14,776	(27,025)
10-Year Japanese Government Treasury Bonds	37	12/15/25	33,974	(197,066)
10-Year Canadian Bond	358	12/18/25	31,502	651,243
10-Year U.S. Ultra Long Treasury Note	254	12/19/25	29,230	(143,065)
Euro Stoxx 50 Index	10	12/19/25	651	11,273
Euro Stoxx Banks Index	23	12/19/25	314	(2,989)
NASDAQ 100 E-Mini Index	20	12/19/25	9,961	218,650
U.S. Long Bond	57	12/19/25	6,648	168,674
Ultra U.S. Treasury Bond	228	12/19/25	27,403	711,215
Long Gilt	100	12/29/25	12,217	33,417
				2,006,759
Short Contracts
30-Year Euro Buxl Bond	9	12/08/25	1,210	(26,661)
Euro BOBL	205	12/08/25	28,355	(17,045)
Euro Bund	8	12/08/25	1,208	(736)
Euro-Schatz	79	12/08/25	9,922	490
Nikkei 225 Index	2	12/11/25	607	(22,012)
3-Year Australian Treasury Bonds	6	12/15/25	424	1,574
10-Year U.S. Treasury Note	1,070	12/19/25	120,375	(556,635)
E-mini Russell 2000 Index	19	12/19/25	2,333	(31,405)
S&P 500 E-Mini Index	56	12/19/25	18,869	(231,370)
2-Year U.S. Treasury Note	953	12/31/25	198,574	(13,658)
5-Year U.S. Treasury Note	1,111	12/31/25	121,290	120,934
3-Month SOFR	182	03/17/26	43,821	(105,081)
				(881,605)
				$ 1,125,154
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,623,154	USD	297,232	Bank of America N.A.	10/02/25	$ 7,743
BRL	110,000	USD	20,179	Barclays Bank PLC	10/02/25	489
BRL	334,972	USD	61,485	Barclays Bank PLC	10/02/25	1,453
BRL	961,510	USD	177,000	Barclays Bank PLC	10/02/25	3,659
BRL	1,318,428	USD	242,000	Barclays Bank PLC	10/02/25	5,720
BRL	2,393,204	USD	436,000	Barclays Bank PLC	10/02/25	13,660
BRL	3,346,272	USD	616,000	Barclays Bank PLC	10/02/25	12,733
BRL	5,781,015	USD	1,053,200	Barclays Bank PLC	10/02/25	32,998
BRL	20,916,486	USD	3,839,261	Barclays Bank PLC	10/02/25	90,747
BRL	1,413,113	USD	265,000	Goldman Sachs International	10/02/25	510
BRL	4,319,325	USD	810,000	Goldman Sachs International	10/02/25	1,560
EGP	8,716,440	USD	181,966	Citibank N.A.	10/02/25	196
EGP	8,716,440	USD	181,328	Citibank N.A.	10/02/25	834
EGP	11,999,996	USD	250,514	Citibank N.A.	10/02/25	270
EGP	11,999,996	USD	249,636	Citibank N.A.	10/02/25	1,148
USD	305,184	BRL	1,623,154	Bank of America N.A.	10/02/25	209
USD	20,682	BRL	110,000	Barclays Bank PLC	10/02/25	14
USD	62,981	BRL	334,972	Barclays Bank PLC	10/02/25	43
USD	180,783	BRL	961,510	Barclays Bank PLC	10/02/25	124
USD	247,890	BRL	1,318,428	Barclays Bank PLC	10/02/25	170
USD	449,969	BRL	2,393,204	Barclays Bank PLC	10/02/25	309

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	629,164	BRL	3,346,272	Barclays Bank PLC	10/02/25	$ 431
USD	1,086,943	BRL	5,781,015	Barclays Bank PLC	10/02/25	745
USD	3,932,705	BRL	20,916,486	Barclays Bank PLC	10/02/25	2,697
USD	265,693	BRL	1,413,113	Goldman Sachs International	10/02/25	182
USD	415,000	BRL	2,207,895	Goldman Sachs International	10/02/25	158
USD	812,117	BRL	4,319,325	Goldman Sachs International	10/02/25	557
USD	72,896	BRL	387,663	JPMorgan Chase Bank N.A.	10/02/25	58
USD	5,089,661	BRL	27,069,871	JPMorgan Chase Bank N.A.	10/02/25	3,490
USD	5,193,693	BRL	27,620,059	JPMorgan Chase Bank N.A.	10/02/25	4,147
AUD	2,130,000	USD	1,405,144	Societe Generale	10/03/25	4,299
AUD	6,417,071	USD	4,242,965	State Street Bank and Trust Co.	10/03/25	3,275
CAD	1,150,000	USD	825,536	Standard Chartered Bank	10/03/25	871
CHF	270,000	USD	338,485	State Street Bank and Trust Co.	10/03/25	731
CZK	14,200,000	USD	677,561	HSBC Bank PLC	10/03/25	7,300
EUR	150,000	JPY	25,720,558	Bank of America N.A.	10/03/25	2,177
EUR	81,709,261	USD	95,491,342	State Street Bank and Trust Co.	10/03/25	445,363
GBP	1,496,784	USD	2,012,423	Morgan Stanley & Co. International PLC	10/03/25	613
GBP	70,000	USD	93,816	State Street Bank and Trust Co.	10/03/25	327
HUF	27,310,000	USD	82,173	Toronto-Dominion Bank	10/03/25	36
JPY	26,068,822	EUR	150,000	Bank of America N.A.	10/03/25	178
JPY	1,831,513,000	USD	12,378,333	Bank of America N.A.	10/03/25	7,691
MXN	215,070,000	USD	11,476,479	BNP Paribas SA	10/03/25	266,080
NOK	1,910,000	USD	191,331	Goldman Sachs International	10/03/25	62
PLN	984,000	USD	268,861	Morgan Stanley & Co. International PLC	10/03/25	1,862
SEK	4,156,000	USD	439,689	Morgan Stanley & Co. International PLC	10/03/25	1,792
THB	98,740,000	USD	3,044,299	JPMorgan Chase Bank N.A.	10/03/25	3,007
TRY	80,000,000	USD	1,919,918	JPMorgan Chase Bank N.A.	10/03/25	2,771
USD	975,866	CAD	1,350,000	Deutsche Bank AG	10/03/25	5,736
USD	328,774	CHF	260,000	Societe Generale	10/03/25	2,122
USD	685,213	CZK	14,200,000	Deutsche Bank AG	10/03/25	352
USD	76,771,998	EUR	65,339,261	Deutsche Bank AG	10/03/25	55,683
USD	47,128	EUR	40,000	Morgan Stanley & Co. International PLC	10/03/25	163
USD	270,437	EUR	230,000	Standard Chartered Bank	10/03/25	389
USD	12,953,044	EUR	10,960,000	State Street Bank and Trust Co.	10/03/25	84,659
USD	11,497,082	GBP	8,530,000	Citibank N.A.	10/03/25	25,020
USD	13,712,281	GBP	10,186,784	Societe Generale	10/03/25	11,998
USD	9,198,877	JPY	1,349,773,000	Bank of America N.A.	10/03/25	70,730
USD	3,014,028	JPY	444,300,000	Barclays Bank PLC	10/03/25	9,348
USD	103,225	JPY	15,180,000	HSBC Bank PLC	10/03/25	567
USD	48,903	JPY	7,210,000	Natwest Markets PLC	10/03/25	144
USD	46,659	JPY	6,890,000	State Street Bank and Trust Co.	10/03/25	64
USD	55,859	JPY	8,160,000	UBS AG	10/03/25	675
USD	441,776	SEK	4,156,000	State Street Bank and Trust Co.	10/03/25	294
USD	163,784	SGD	210,000	HSBC Bank PLC	10/03/25	973
USD	3,052,821	THB	98,740,000	BNP Paribas SA	10/03/25	5,515
ZAR	3,150,000	USD	182,374	State Street Bank and Trust Co.	10/03/25	11
USD	31,283,168	CNH	222,449,600	Natwest Markets PLC	10/09/25	75,968
USD	165,360	TWD	5,028,000	Bank of America N.A.	10/15/25	221
USD	134,557	TWD	4,092,000	Goldman Sachs International	10/15/25	159
USD	134,351	TWD	4,080,000	Morgan Stanley & Co. International PLC	10/15/25	348
USD	65,974	EUR	56,098	Deutsche Bank AG	10/16/25	56
USD	102,428	EUR	87,095	Deutsche Bank AG	10/16/25	87
USD	104,261	EUR	88,652	Deutsche Bank AG	10/16/25	90
USD	117,467	EUR	99,881	Deutsche Bank AG	10/16/25	101
USD	118,256	EUR	100,554	Deutsche Bank AG	10/16/25	100
USD	142,205	EUR	120,918	Deutsche Bank AG	10/16/25	120
USD	302,073	EUR	256,876	Deutsche Bank AG	10/16/25	230
USD	18,336	EUR	15,557	Natwest Markets PLC	10/16/25	56
USD	19,559	EUR	16,594	Natwest Markets PLC	10/16/25	60
USD	125,962	EUR	107,142	UBS AG	10/16/25	65
USD	358,883	PHP	20,584,804	Citibank N.A.	10/17/25	6,184
CZK	1,045,438	USD	49,762	UBS AG	10/21/25	681
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,630,973	COP	6,374,494,081	Societe Generale	10/23/25	$ 9,328
USD	344,051	IDR	5,629,014,728	Goldman Sachs International	10/23/25	6,753
TRY	1,733,700	USD	40,098	BNP Paribas SA	10/24/25	861
TRY	1,150,018	USD	26,600	Goldman Sachs International	10/24/25	570
TRY	2,295,712	USD	53,100	Goldman Sachs International	10/24/25	1,137
TRY	580,335	USD	13,300	HSBC Bank PLC	10/24/25	411
TRY	867,100	USD	19,872	HSBC Bank PLC	10/24/25	613
TRY	972,173	USD	22,571	Morgan Stanley & Co. International PLC	10/24/25	397
TRY	1,282,220	USD	29,769	Morgan Stanley & Co. International PLC	10/24/25	524
TRY	13,395,306	USD	306,220	Societe Generale	10/24/25	10,248
TRY	13,401,252	USD	306,356	Societe Generale	10/24/25	10,253
TRY	19,111,535	USD	436,895	Societe Generale	10/24/25	14,621
TRY	21,275,947	USD	486,374	Societe Generale	10/24/25	16,277
TRY	27,605,964	USD	631,080	Societe Generale	10/24/25	21,120
EUR	151,000	USD	176,669	Goldman Sachs International	10/30/25	915
EUR	524,000	USD	613,076	Goldman Sachs International	10/30/25	3,175
JPY	26,283,262	CAD	247,000	Standard Chartered Bank	10/30/25	524
MXN	128,697,504	USD	6,988,359	JPMorgan Chase Bank N.A.	10/30/25	18,323
MXN	22,639,827	USD	1,230,099	Societe Generale	10/30/25	2,482
PEN	1,769,988	USD	506,000	Citibank N.A.	10/30/25	3,420
PEN	4,253,568	USD	1,216,000	Citibank N.A.	10/30/25	8,220
USD	179,000	CAD	247,250	Deutsche Bank AG	10/30/25	1,092
USD	617,000	CAD	852,803	State Street Bank and Trust Co.	10/30/25	3,369
USD	334,833	CHF	263,920	State Street Bank and Trust Co.	10/30/25	2,172
USD	211,840	COP	821,250,720	Citibank N.A.	10/30/25	3,094
USD	177,741	EUR	151,000	Citibank N.A.	10/30/25	157
USD	616,796	EUR	524,000	Citibank N.A.	10/30/25	545
USD	94,186	EUR	79,532	Morgan Stanley & Co. International PLC	10/30/25	653
USD	110,583	EUR	93,384	Morgan Stanley & Co. International PLC	10/30/25	759
USD	163,416	EUR	138,000	Morgan Stanley & Co. International PLC	10/30/25	1,121
USD	90,000	THB	2,856,109	Citibank N.A.	10/30/25	1,664
USD	176,000	TWD	5,314,672	Barclays Bank PLC	10/30/25	1,246
NGN	28,724,677	USD	18,331	Citibank N.A.	11/04/25	940
NGN	152,644,739	USD	97,182	Morgan Stanley & Co. International PLC	11/04/25	5,224
NGN	473,924,045	USD	301,726	Morgan Stanley & Co. International PLC	11/04/25	16,220
USD	5,050,585	BRL	27,069,871	JPMorgan Chase Bank N.A.	11/04/25	5,189
CAD	2,563,000	USD	1,844,215	UBS AG	11/05/25	503
MXN	215,070,000	USD	11,691,369	Bank of America N.A.	11/05/25	10,191
NZD	140,000	USD	81,249	Royal Bank of Canada	11/05/25	22
PEN	1,116,353	USD	312,371	Citibank N.A.	11/05/25	8,878
PEN	449,762	USD	128,515	JPMorgan Chase Bank N.A.	11/05/25	912
PLN	984,000	USD	270,463	HSBC Bank PLC	11/05/25	139
THB	102,682,957	USD	3,170,000	HSBC Bank PLC	11/05/25	7,391
TRY	47,470,000	USD	1,109,740	UBS AG	11/05/25	656
USD	31,270,706	CNH	222,449,600	Goldman Sachs International	11/05/25	4,412
USD	127,719	HKD	993,000	Morgan Stanley & Co. International PLC	11/05/25	16
USD	163,250	SGD	210,000	State Street Bank and Trust Co.	11/05/25	14
EGP	715,360	USD	13,600	Bank of America N.A.	11/20/25	999
EGP	1,387,200	USD	27,200	Citibank N.A.	11/20/25	1,111
EGP	1,535,263	USD	30,510	Citibank N.A.	11/20/25	823
EGP	2,760,800	USD	54,400	Citibank N.A.	11/20/25	1,944
EGP	2,924,113	USD	54,291	Citibank N.A.	11/20/25	5,386
EGP	2,964,800	USD	54,400	Citibank N.A.	11/20/25	6,107
EGP	8,777,160	USD	162,000	Citibank N.A.	11/20/25	17,130
EGP	16,161,894	USD	298,300	Citibank N.A.	11/20/25	31,542
USD	28,002	COP	110,275,967	Goldman Sachs International	11/20/25	52
USD	272,968	EUR	229,497	Deutsche Bank AG	11/20/25	2,750
USD	332,792	EUR	280,435	Deutsche Bank AG	11/20/25	2,599
USD	174,943	INR	15,496,573	HSBC Bank USA N.A.	11/20/25	1,006
USD	194,411	PLN	706,780	Goldman Sachs International	11/20/25	92
USD	2,426,937	PLN	8,780,759	Natwest Markets PLC	11/20/25	12,788
USD	390,620	PLN	1,409,724	UBS AG	11/20/25	3,036

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,970	TWD	179,700	Citibank N.A.	11/20/25	$ 50
ZAR	31,799,918	USD	1,826,989	Goldman Sachs International	11/20/25	8,035
ZAR	6,795,957	USD	391,116	State Street Bank and Trust Co.	11/20/25	1,047
PEN	1,035,524	USD	295,746	JPMorgan Chase Bank N.A.	11/25/25	2,084
USD	1,146,785	CNH	8,100,748	Standard Chartered Bank	11/25/25	6,610
USD	5,810,353	COP	22,650,789,197	Citibank N.A.	11/25/25	73,338
USD	5,024,276	CZK	103,084,322	Natwest Markets PLC	11/25/25	46,981
USD	716,451	EUR	602,975	State Street Bank and Trust Co.	11/25/25	6,292
USD	1,142,121	HUF	377,890,524	Natwest Markets PLC	11/25/25	8,362
USD	1,885,292	IDR	31,077,155,774	Bank of America N.A.	11/25/25	25,166
USD	4,842,526	IDR	79,824,206,518	Bank of America N.A.	11/25/25	64,642
USD	249,906	MYR	1,042,683	Morgan Stanley & Co. International PLC	11/25/25	1,845
USD	359,300	MYR	1,499,107	Morgan Stanley & Co. International PLC	11/25/25	2,652
USD	3,009,965	PHP	171,366,365	Citibank N.A.	11/25/25	77,095
USD	449,139	PLN	1,632,975	Goldman Sachs International	11/25/25	211
USD	10,026,436	PLN	36,051,655	Morgan Stanley & Co. International PLC	11/25/25	115,316
USD	905,942	PLN	3,269,469	UBS AG	11/25/25	7,117
USD	2,598,267	THB	82,128,610	Morgan Stanley & Co. International PLC	11/25/25	52,965
USD	2,706,301	THB	85,543,477	Morgan Stanley & Co. International PLC	11/25/25	55,167
ZAR	73,070,449	USD	4,196,343	Goldman Sachs International	11/25/25	18,689
ZAR	15,784,127	USD	907,291	UBS AG	11/25/25	3,208
NGN	29,091,297	USD	18,331	Citibank N.A.	12/05/25	1,058
NGN	155,065,195	USD	97,183	Citibank N.A.	12/05/25	6,167
NGN	481,434,006	USD	301,726	Citibank N.A.	12/05/25	19,146
USD	137,491	ARS	206,236,500	Citibank N.A.	12/11/25	9,240
USD	124,833	ARS	187,249,500	Goldman Sachs International	12/11/25	8,389
TRY	267,000	USD	5,998	Barclays Bank PLC	12/16/25	44
BRL	596,753	USD	108,470	Citibank N.A.	12/17/25	1,667
BRL	24,000,000	USD	4,362,907	HSBC Bank USA N.A.	12/17/25	66,536
CHF	473,530	USD	600,000	UBS AG	12/17/25	152
CNH	10,720	AUD	2,278	HSBC Bank PLC	12/17/25	2
CNH	25,856	JPY	534,673	HSBC Bank PLC	12/17/25	1
CZK	10,988,188	USD	530,000	Citibank N.A.	12/17/25	911
DKK	2,533,294	USD	400,000	Morgan Stanley & Co. International PLC	12/17/25	488
DKK	7,306,228	USD	1,153,618	Morgan Stanley & Co. International PLC	12/17/25	1,423
EUR	1,843,672	AUD	3,266,463	UBS AG	12/17/25	10,690
EUR	5,839	USD	6,876	UBS AG	12/17/25	10
EUR	3,605,000	USD	4,245,129	UBS AG	12/17/25	5,883
JPY	485,449,323	AUD	4,988,467	HSBC Bank PLC	12/17/25	4,000
MXN	168,691,717	USD	9,035,305	Barclays Bank PLC	12/17/25	101,741
PLN	6,442,855	USD	1,770,000	Standard Chartered Bank	12/17/25	389
TRY	985,919	USD	22,000	Barclays Bank PLC	12/17/25	291
USD	2,167,653	AUD	3,261,246	HSBC Bank PLC	12/17/25	7,742
USD	2,790,000	AUD	4,197,575	HSBC Bank PLC	12/17/25	9,962
USD	67,987	CNH	481,300	Deutsche Bank AG	12/17/25	144
USD	1,663,921	CNH	11,779,696	Deutsche Bank AG	12/17/25	3,490
USD	657,002	CNH	4,650,000	Goldman Sachs International	12/17/25	1,552
USD	903	GBP	667	Barclays Bank PLC	12/17/25	6
USD	2,225,361	GBP	1,642,976	HSBC Bank PLC	12/17/25	15,499
USD	4,328,806	GBP	3,195,991	HSBC Bank PLC	12/17/25	30,084
USD	57,939	HKD	450,000	Commonwealth Bank of Australia	12/17/25	21
USD	434,976	IDR	7,164,489,696	Goldman Sachs International	12/17/25	6,483
USD	983,719	IDR	16,196,930,000	Goldman Sachs International	12/17/25	15,014
USD	1,578,511	IDR	25,999,654,681	Goldman Sachs International	12/17/25	23,526
USD	873,558	IDR	14,406,279,710	Morgan Stanley & Co. International PLC	12/17/25	11,948
USD	467,490	INR	41,400,000	Barclays Bank PLC	12/17/25	3,576
USD	1,728,405	INR	153,064,100	Barclays Bank PLC	12/17/25	13,221
USD	377,465	INR	33,500,000	Nomura International PLC	12/17/25	2,075
USD	4,282,558	INR	379,940,000	Societe Generale	12/17/25	25,079
USD	4,298,880	INR	381,388,036	Societe Generale	12/17/25	25,175
USD	380,970	JPY	55,635,968	BNP Paribas SA	12/17/25	1,867
USD	4,340,000	JPY	635,434,720	The Bank of New York Mellon	12/17/25	10,159
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,961,336	JPY	287,162,341	UBS AG	12/17/25	$ 4,617
USD	18,982,409	JPY	2,779,206,843	UBS AG	12/17/25	44,942
USD	3,955,057	NOK	39,109,662	HSBC Bank PLC	12/17/25	35,226
USD	367,615	PHP	21,100,000	Citibank N.A.	12/17/25	6,699
USD	832,734	PHP	47,545,768	Citibank N.A.	12/17/25	19,462
USD	178,820	SEK	1,662,911	HSBC Bank PLC	12/17/25	1,345
ZAR	133,953,089	USD	7,650,316	Goldman Sachs International	12/17/25	64,091
ZAR	290,995	USD	16,628	Toronto-Dominion Bank	12/17/25	131
USD	87,000	ARS	143,898,000	Citibank N.A.	01/26/26	1,429
USD	125,456	ARS	195,711,360	Citibank N.A.	01/26/26	9,074
USD	153,787	ARS	239,907,720	Citibank N.A.	01/26/26	11,123
						2,808,436
BRL	947,469	USD	178,142	Barclays Bank PLC	10/02/25	(122)
BRL	1,428,453	USD	268,577	Barclays Bank PLC	10/02/25	(184)
BRL	3,249,229	USD	610,918	Barclays Bank PLC	10/02/25	(419)
BRL	27,069,871	USD	5,089,661	Barclays Bank PLC	10/02/25	(3,490)
BRL	2,207,895	USD	415,127	Goldman Sachs International	10/02/25	(285)
BRL	1,433,130	USD	269,456	HSBC Bank USA N.A.	10/02/25	(185)
BRL	4,358,213	USD	819,429	HSBC Bank USA N.A.	10/02/25	(562)
BRL	57,309	USD	10,775	JPMorgan Chase Bank N.A.	10/02/25	(7)
BRL	387,663	USD	72,888	JPMorgan Chase Bank N.A.	10/02/25	(50)
BRL	27,069,871	USD	5,090,235	JPMorgan Chase Bank N.A.	10/02/25	(4,065)
BRL	27,620,059	USD	5,193,107	JPMorgan Chase Bank N.A.	10/02/25	(3,561)
USD	177,000	BRL	947,469	Barclays Bank PLC	10/02/25	(1,020)
USD	260,000	BRL	1,428,453	Barclays Bank PLC	10/02/25	(8,393)
USD	607,000	BRL	3,249,229	Barclays Bank PLC	10/02/25	(3,499)
USD	4,968,727	BRL	27,069,871	Barclays Bank PLC	10/02/25	(117,444)
USD	268,000	BRL	1,433,130	HSBC Bank USA N.A.	10/02/25	(1,271)
USD	815,000	BRL	4,358,213	HSBC Bank USA N.A.	10/02/25	(3,867)
USD	10,660	BRL	57,309	JPMorgan Chase Bank N.A.	10/02/25	(107)
USD	169,911	EGP	8,716,440	Citibank N.A.	10/02/25	(12,251)
USD	181,966	EGP	8,716,440	Citibank N.A.	10/02/25	(196)
USD	233,918	EGP	11,999,996	Citibank N.A.	10/02/25	(16,866)
USD	250,514	EGP	11,999,996	Citibank N.A.	10/02/25	(270)
CAD	1,373,000	USD	999,988	Commonwealth Bank of Australia	10/03/25	(13,329)
CAD	1,390,000	USD	1,004,775	Wells Fargo Bank N.A.	10/03/25	(5,901)
CHF	260,000	USD	328,789	HSBC Bank PLC	10/03/25	(2,137)
EUR	3,390,000	USD	4,013,350	Natwest Markets PLC	10/03/25	(33,074)
GBP	8,560,000	USD	11,690,148	Commonwealth Bank of Australia	10/03/25	(177,739)
GBP	8,530,000	USD	11,498,773	State Street Bank and Trust Co.	10/03/25	(26,711)
GBP	60,000	USD	81,108	The Bank of New York Mellon	10/03/25	(414)
HKD	993,000	USD	127,617	Morgan Stanley & Co. International PLC	10/03/25	(14)
NOK	3,480,000	USD	351,663	HSBC Bank PLC	10/03/25	(2,948)
NZD	140,000	USD	82,481	Barclays Bank PLC	10/03/25	(1,313)
SGD	210,000	USD	162,824	State Street Bank and Trust Co.	10/03/25	(13)
THB	102,620,508	USD	3,170,000	Westpac Banking Corp.	10/03/25	(2,934)
USD	45,940	AUD	70,000	Bank of America N.A.	10/03/25	(380)
USD	71,826	AUD	110,000	Bank of America N.A.	10/03/25	(962)
USD	144,942	AUD	220,000	Bank of America N.A.	10/03/25	(634)
USD	5,321,053	AUD	8,147,071	Bank of America N.A.	10/03/25	(69,946)
USD	1,841,318	CAD	2,563,000	UBS AG	10/03/25	(492)
USD	337,667	CHF	270,000	UBS AG	10/03/25	(1,549)
USD	3,756,056	EUR	3,210,000	Deutsche Bank AG	10/03/25	(12,878)
USD	5,222,947	EUR	4,480,000	Deutsche Bank AG	10/03/25	(37,123)
USD	198,447	EUR	170,000	Standard Chartered Bank	10/03/25	(1,154)
USD	781,822	EUR	670,000	Standard Chartered Bank	10/03/25	(4,840)
USD	127,519	HKD	993,000	JPMorgan Chase Bank N.A.	10/03/25	(84)
USD	80,148	HUF	27,310,000	HSBC Bank PLC	10/03/25	(2,061)
USD	11,733,097	MXN	215,070,000	Bank of America N.A.	10/03/25	(9,461)
USD	535,945	NOK	5,390,000	Natwest Markets PLC	10/03/25	(4,164)
USD	81,144	NZD	140,000	Royal Bank of Canada	10/03/25	(24)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	270,587	PLN	984,000	HSBC Bank PLC	10/03/25	$ (136)
USD	3,170,000	THB	102,852,235	HSBC Bank PLC	10/03/25	(4,217)
USD	768,820	TRY	32,530,000	BNP Paribas SA	10/03/25	(12,993)
USD	1,139,771	TRY	47,470,000	UBS AG	10/03/25	(1,105)
USD	177,081	ZAR	3,150,000	Morgan Stanley & Co. International PLC	10/03/25	(5,303)
CNH	222,449,600	USD	31,209,169	Goldman Sachs International	10/09/25	(1,969)
COP	69,371,485	USD	17,694	State Street Bank and Trust Co.	10/14/25	(27)
USD	17,608	COP	69,371,485	State Street Bank and Trust Co.	10/14/25	(59)
TWD	13,200,000	USD	437,709	Deutsche Bank AG	10/15/25	(4,170)
USD	124,671	EUR	106,796	UBS AG	10/16/25	(820)
USD	128,561	EUR	110,128	UBS AG	10/16/25	(846)
USD	2,149,261	CZK	45,598,674	JPMorgan Chase Bank N.A.	10/21/25	(50,876)
USD	129,400	TRY	5,992,630	Barclays Bank PLC	10/24/25	(12,178)
USD	146,093	TRY	6,291,000	Barclays Bank PLC	10/24/25	(2,534)
USD	167,000	TRY	7,843,573	Barclays Bank PLC	10/24/25	(18,307)
USD	171,000	TRY	7,362,405	Barclays Bank PLC	10/24/25	(2,939)
USD	227,000	TRY	10,661,623	Barclays Bank PLC	10/24/25	(24,884)
USD	693,700	TRY	29,867,253	Barclays Bank PLC	10/24/25	(11,924)
USD	46,461	TRY	2,008,625	BNP Paribas SA	10/24/25	(994)
USD	27,921	TRY	1,203,945	Goldman Sachs International	10/24/25	(523)
USD	13,700	TRY	610,090	HSBC Bank PLC	10/24/25	(714)
USD	27,206	TRY	1,171,695	Nomura International PLC	10/24/25	(476)
USD	296,966	TRY	12,990,496	Societe Generale	10/24/25	(9,938)
USD	55,000	TRY	2,459,710	UBS AG	10/24/25	(3,111)
CLP	168,504,000	USD	177,000	Citibank N.A.	10/30/25	(1,712)
CLP	385,560,000	USD	405,000	Citibank N.A.	10/30/25	(3,917)
CLP	84,211,336	USD	88,000	HSBC Bank USA N.A.	10/30/25	(398)
CNH	7,959,872	USD	1,122,070	Deutsche Bank AG	10/30/25	(3,751)
CNH	47,149,320	USD	6,645,775	Deutsche Bank AG	10/30/25	(21,552)
COP	1,389,486,500	GBP	265,390	Morgan Stanley & Co. International PLC	10/30/25	(3,798)
COP	11,405,992,961	USD	2,942,153	Citibank N.A.	10/30/25	(42,976)
CZK	17,699,108	USD	863,850	State Street Bank and Trust Co.	10/30/25	(9,685)
CZK	99,995,751	USD	4,875,790	State Street Bank and Trust Co.	10/30/25	(49,960)
EUR	152,000	MXN	3,312,192	Standard Chartered Bank	10/30/25	(1,566)
EUR	283,771	USD	335,902	JPMorgan Chase Bank N.A.	10/30/25	(2,173)
EUR	617,332	USD	731,057	JPMorgan Chase Bank N.A.	10/30/25	(5,043)
GBP	268,290	USD	362,894	Australia & New Zealand Bank Group	10/30/25	(2,015)
HUF	113,688,319	USD	344,000	State Street Bank and Trust Co.	10/30/25	(2,339)
HUF	975,096,338	USD	2,947,846	State Street Bank and Trust Co.	10/30/25	(17,448)
IDR	11,570,620,940	USD	696,040	Citibank N.A.	10/30/25	(2,870)
IDR	130,557,261,960	USD	7,853,777	Citibank N.A.	10/30/25	(32,389)
INR	73,945,905	USD	835,580	Citibank N.A.	10/30/25	(4,572)
INR	765,264,174	USD	8,647,395	Citibank N.A.	10/30/25	(47,310)
JPY	30,132,314	USD	205,000	Bank of America N.A.	10/30/25	(644)
JPY	168,065,532	USD	1,142,955	Canadian Imperial Bank of Commerce	10/30/25	(3,141)
KRW	251,588,190	USD	181,000	HSBC Bank USA N.A.	10/30/25	(1,627)
KRW	853,453,860	USD	614,000	HSBC Bank USA N.A.	10/30/25	(5,518)
MYR	3,282,777	USD	783,610	Barclays Bank PLC	10/30/25	(3,339)
MYR	34,787,675	USD	8,303,935	Barclays Bank PLC	10/30/25	(35,385)
PLN	643,940	USD	178,620	State Street Bank and Trust Co.	10/30/25	(1,520)
PLN	14,893,489	USD	4,127,587	State Street Bank and Trust Co.	10/30/25	(31,503)
RON	5,268,041	USD	1,223,220	Citibank N.A.	10/30/25	(8,448)
THB	22,310,850	USD	701,330	Barclays Bank PLC	10/30/25	(11,278)
THB	244,014,644	USD	7,670,522	Morgan Stanley & Co. International PLC	10/30/25	(123,401)
USD	177,000	CLP	170,344,800	Goldman Sachs International	10/30/25	(203)
USD	177,000	JPY	26,175,237	Barclays Bank PLC	10/30/25	(520)
USD	614,000	JPY	90,799,977	Barclays Bank PLC	10/30/25	(1,802)
USD	253,000	PEN	888,865	Goldman Sachs International	10/30/25	(2,824)
USD	728,585	PEN	2,559,738	Goldman Sachs International	10/30/25	(8,133)
USD	253,000	PEN	888,030	Societe Generale	10/30/25	(2,584)
USD	608,000	PEN	2,134,080	Societe Generale	10/30/25	(6,210)
ZAR	83,741,264	USD	4,841,084	BNP Paribas SA	10/30/25	(1,488)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	10,043,860	USD	581,380	Toronto-Dominion Bank	10/30/25	$ (923)
BRL	2,225,234	USD	415,000	Goldman Sachs International	11/04/25	(252)
BRL	387,663	USD	72,329	JPMorgan Chase Bank N.A.	11/04/25	(74)
BRL	27,836,896	USD	5,193,693	JPMorgan Chase Bank N.A.	11/04/25	(5,336)
BRL	1,413,588	USD	264,000	Morgan Stanley & Co. International PLC	11/04/25	(530)
BRL	4,310,373	USD	805,000	Morgan Stanley & Co. International PLC	11/04/25	(1,615)
CZK	14,200,000	USD	685,727	Deutsche Bank AG	11/05/25	(341)
EUR	150,000	JPY	26,030,628	Bank of America N.A.	11/05/25	(179)
EUR	65,339,261	USD	76,924,435	Deutsche Bank AG	11/05/25	(55,095)
SEK	4,156,000	USD	442,719	State Street Bank and Trust Co.	11/05/25	(291)
USD	4,244,964	AUD	6,417,071	State Street Bank and Trust Co.	11/05/25	(3,262)
USD	211,690	EUR	180,000	State Street Bank and Trust Co.	11/05/25	(74)
USD	2,012,767	GBP	1,496,784	Morgan Stanley & Co. International PLC	11/05/25	(609)
USD	82,009	HUF	27,310,000	Toronto-Dominion Bank	11/05/25	(33)
USD	12,421,208	JPY	1,831,513,000	Bank of America N.A.	11/05/25	(7,759)
USD	191,371	NOK	1,910,000	Goldman Sachs International	11/05/25	(61)
USD	127,720	PEN	446,100	Citibank N.A.	11/05/25	(653)
USD	601,368	PEN	2,144,492	Citibank N.A.	11/05/25	(15,745)
USD	3,049,077	THB	98,740,000	JPMorgan Chase Bank N.A.	11/05/25	(6,304)
USD	181,964	ZAR	3,150,000	State Street Bank and Trust Co.	11/05/25	(5)
USD	185,457	EUR	158,616	Canadian Imperial Bank of Commerce	11/13/25	(1,231)
USD	318,379	EUR	272,301	Canadian Imperial Bank of Commerce	11/13/25	(2,113)
CLP	6,659,300	USD	6,976	Barclays Bank PLC	11/20/25	(49)
USD	183,290	EUR	156,317	Citibank N.A.	11/20/25	(763)
USD	358,396	MXN	6,638,386	Natwest Markets PLC	11/20/25	(2,198)
USD	393,587	MXN	7,267,164	State Street Bank and Trust Co.	11/20/25	(1,162)
USD	23,784	PEN	83,100	Citibank N.A.	11/20/25	(120)
USD	4,173,481	ZAR	72,622,299	State Street Bank and Trust Co.	11/20/25	(17,213)
USD	12,263,630	MXN	225,907,102	Deutsche Bank AG	11/25/25	(866)
USD	907,379	MXN	16,733,602	Standard Chartered Bank	11/25/25	(1,088)
USD	294,040	PEN	1,027,435	Citibank N.A.	11/25/25	(1,463)
USD	1,318,302	PEN	4,594,941	JPMorgan Chase Bank N.A.	11/25/25	(3,261)
USD	26,971	TRY	1,180,058	Citibank N.A.	11/25/25	(199)
USD	274,119	UYU	11,024,773	Citibank N.A.	11/25/25	(813)
USD	15,951,064	ZAR	278,582,145	Deutsche Bank AG	11/25/25	(118,807)
ARS	45,222,240	USD	30,048	Citibank N.A.	12/11/25	(1,926)
ARS	79,006,400	USD	53,600	Citibank N.A.	12/11/25	(4,469)
ARS	325,678,500	USD	220,500	Goldman Sachs International	12/11/25	(17,972)
ARS	326,560,500	USD	220,500	Goldman Sachs International	12/11/25	(17,424)
AUD	25,302,810	USD	16,815,686	Morgan Stanley & Co. International PLC	12/17/25	(57,730)
AUD	39,793	USD	26,441	Societe Generale	12/17/25	(86)
CAD	23,741,782	USD	17,220,000	Commonwealth Bank of Australia	12/17/25	(99,088)
CAD	1,931,383	USD	1,400,718	Natwest Markets PLC	12/17/25	(7,940)
CAD	6,154,424	USD	4,463,470	Natwest Markets PLC	12/17/25	(25,330)
CNH	35,979,605	USD	5,082,313	Bank of America N.A.	12/17/25	(10,736)
CNH	128,435,000	USD	18,201,749	BNP Paribas SA	12/17/25	(97,939)
CNH	140,110,429	USD	19,790,000	BNP Paribas SA	12/17/25	(40,457)
CNH	4,650,000	USD	657,254	Morgan Stanley & Co. International PLC	12/17/25	(1,804)
CNY	113,990,000	USD	16,150,545	State Street Bank and Trust Co.	12/17/25	(51,296)
GBP	5,497,495	EUR	6,322,998	Deutsche Bank AG	12/17/25	(61,745)
IDR	1,718,064,000	USD	102,875	BNP Paribas SA	12/17/25	(121)
IDR	26,928,247,495	USD	1,635,484	Goldman Sachs International	12/17/25	(24,962)
INR	105,533,174	USD	1,183,259	JPMorgan Chase Bank N.A.	12/17/25	(690)
INR	56,827,516	USD	640,541	Societe Generale	12/17/25	(3,751)
INR	463,550,000	USD	5,224,983	Societe Generale	12/17/25	(30,598)
JPY	3,649,611,075	EUR	21,166,501	Deutsche Bank AG	12/17/25	(91,128)
JPY	61,000,000	USD	417,980	Bank of America N.A.	12/17/25	(2,327)
JPY	7,741,384,652	USD	52,875,952	HSBC Bank PLC	12/17/25	(126,294)
JPY	13,408,438	USD	91,495	State Street Bank and Trust Co.	12/17/25	(130)
KRW	833,244,000	USD	600,000	Deutsche Bank AG	12/17/25	(4,502)
KRW	2,045,905,000	USD	1,473,210	Deutsche Bank AG	12/17/25	(11,054)
NOK	13,303,329	CAD	1,854,366	Natwest Markets PLC	12/17/25	(3,891)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	18,794,861	USD	1,900,000	Natwest Markets PLC	12/17/25	$ (16,254)
NZD	283,189	USD	168,859	Royal Bank of Canada	12/17/25	(4,201)
SEK	33,914,837	USD	3,646,000	Toronto-Dominion Bank	12/17/25	(26,418)
SGD	2,294,876	USD	1,800,000	Natwest Markets PLC	12/17/25	(10,849)
USD	2,390,921	BRL	13,153,764	Citibank N.A.	12/17/25	(36,739)
USD	4,447,438	BRL	24,465,000	HSBC Bank USA N.A.	12/17/25	(67,825)
USD	8,018	CHF	6,328	HSBC Bank PLC	12/17/25	(2)
USD	1,961,224	CZK	40,654,956	Toronto-Dominion Bank	12/17/25	(3,081)
USD	204,706	EUR	173,698	Deutsche Bank AG	12/17/25	(118)
USD	216,726	EUR	184,056	Deutsche Bank AG	12/17/25	(312)
USD	523,962	EUR	444,616	Deutsche Bank AG	12/17/25	(329)
USD	4,650,000	EUR	3,948,671	Deutsche Bank AG	12/17/25	(6,268)
USD	43,275,745	EUR	36,750,000	Deutsche Bank AG	12/17/25	(59,811)
USD	57,950,354	EUR	49,207,625	Deutsche Bank AG	12/17/25	(75,219)
USD	802,449	HUF	269,785,000	Goldman Sachs International	12/17/25	(5,982)
USD	10,998	HUF	3,691,000	Morgan Stanley & Co. International PLC	12/17/25	(62)
USD	206,779	IDR	3,481,041,214	BNP Paribas SA	12/17/25	(1,415)
USD	434,976	MXN	8,120,254	Morgan Stanley & Co. International PLC	12/17/25	(4,851)
USD	3,350,565	MXN	62,549,413	Morgan Stanley & Co. International PLC	12/17/25	(37,372)
USD	21,596,941	MXN	403,171,824	Morgan Stanley & Co. International PLC	12/17/25	(240,525)
USD	18,291	MXN	341,400	Standard Chartered Bank	12/17/25	(200)
USD	393,674	PLN	1,432,744	Toronto-Dominion Bank	12/17/25	(20)
USD	1,567	TRY	70,221	Barclays Bank PLC	12/17/25	(21)
USD	434,976	ZAR	7,614,286	Canadian Imperial Bank of Commerce	12/17/25	(3,533)
USD	2,049,530	ZAR	35,877,168	Canadian Imperial Bank of Commerce	12/17/25	(16,649)
USD	10,330,946	ZAR	180,715,468	Royal Bank of Canada	12/17/25	(76,524)
USD	52,214	TRY	2,333,501	Barclays Bank PLC	12/26/25	(151)
USD	510,116	TRY	22,797,849	Barclays Bank PLC	12/26/25	(1,476)
USD	173,669	EGP	8,716,440	Citibank N.A.	01/05/26	(618)
USD	239,091	EGP	11,999,996	Citibank N.A.	01/05/26	(850)
ARS	43,177,500	USD	28,500	Citibank N.A.	01/26/26	(2,824)
ARS	49,418,370	USD	31,986	Citibank N.A.	01/26/26	(2,599)
ARS	76,617,046	USD	51,979	Citibank N.A.	01/26/26	(6,418)
ARS	87,210,000	USD	57,000	Citibank N.A.	01/26/26	(5,139)
ARS	388,366,572	USD	263,478	Citibank N.A.	01/26/26	(32,531)
ARS	4,855,629	USD	3,261	JPMorgan Chase Bank N.A.	01/26/26	(374)
ARS	24,616,148	USD	16,532	JPMorgan Chase Bank N.A.	01/26/26	(1,894)
ARS	47,290,640	USD	31,760	JPMorgan Chase Bank N.A.	01/26/26	(3,638)
ARS	239,714,110	USD	160,990	JPMorgan Chase Bank N.A.	01/26/26	(18,441)
						(3,083,888)
						$ (275,452)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	204	10/03/25	USD	672.00	USD	13,590	$ 8,670
SPDR S&P 500 ETF Trust	80	10/10/25	USD	667.00	USD	5,329	35,800
Alphabet, Inc., Class C	28	10/17/25	USD	225.00	USD	682	56,770
Alphabet, Inc., Class C	8	10/17/25	USD	240.00	USD	195	6,980
Freeport-McMoRan, Inc.	31	10/17/25	USD	48.00	USD	122	171
iShares China Large-Cap ETF	516	10/17/25	USD	42.00	USD	2,123	26,058
SPDR S&P Regional Banking ETF	182	10/17/25	USD	67.00	USD	1,152	6,734
2-Year U.S. Treasury Note Future	16	10/24/25	USD	104.25	USD	3,334	3,500
Nikkei 225 Index	2	11/14/25	JPY	46,000.00	JPY	89,865	11,022
Alphabet, Inc., Class C	8	11/21/25	USD	250.00	USD	195	8,660
Apple, Inc.	14	11/21/25	USD	250.00	USD	356	18,165
Citigroup, Inc.	41	11/21/25	USD	105.00	USD	416	13,222
DR Horton, Inc.	10	11/21/25	USD	175.00	USD	169	7,450
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
DR Horton, Inc.	10	11/21/25	USD	185.00	USD	169	$ 4,100
Euro Stoxx Banks	60	11/21/25	EUR	240.00	EUR	700	17,435
Intuit, Inc.	5	11/21/25	USD	700.00	USD	341	12,475
MongoDB, Inc., Class A	9	11/21/25	USD	360.00	USD	279	5,130
Walt Disney Co.	20	11/21/25	USD	120.00	USD	229	6,500
							248,842
Put
SPDR S&P 500 ETF Trust	120	10/10/25	USD	655.00	USD	7,994	26,040
iShares iBoxx $ High Yield Corporate Bond ETF	717	10/17/25	USD	79.00	USD	5,821	6,453
Rheinmetall AG	2	10/17/25	EUR	1,600.00	EUR	397	434
Alphabet, Inc., Class C	8	11/21/25	USD	245.00	USD	195	10,420
							43,347
							$ 292,189
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
THB Currency	One Touch	Bank of America N.A.	12/03/25	THB	33.50	THB	33.50	USD	146	$ 16,331
USD Currency	One Touch	BNP Paribas SA	12/22/25	USD	1.21	USD	1.22	EUR	30	5,840
										22,171
Put
TWD Currency	Down-and-out	UBS AG	10/22/25	TWD	30.15	TWD	29.00	USD	352	863
JPY Currency	One Touch	Citibank N.A.	10/31/25	JPY	137.00	JPY	137.00	USD	82	1,148
INR Currency	One Touch	Barclays Bank PLC	11/03/25	INR	86.00	INR	86.00	USD	166	792
HUF Currency	One Touch	Morgan Stanley & Co. International PLC	11/07/25	HUF	388.00	HUF	388.00	EUR	23	7,952
INR Currency	Down-and-out	Bank of America N.A.	11/10/25	INR	87.00	INR	85.05	USD	2,017	355
ZAR Currency	Down-and-out	UBS AG	11/13/25	ZAR	17.20	ZAR	16.70	USD	450	1,948
INR Currency	One Touch	Barclays Bank PLC	11/14/25	INR	87.00	INR	87.00	USD	45	1,458
TRY Currency	Down-and-out	UBS AG	11/19/25	TRY	44.00	TRY	42.50	USD	266	2,131
CZK Currency	One Touch	Barclays Bank PLC	12/22/25	CZK	24.00	CZK	24.00	EUR	124	19,102
INR Currency	One Touch	Standard Chartered Bank	02/10/26	INR	11.90	INR	11.90	CNH	252	416
										36,165
										$ 58,336
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Goldman Sachs International	—	10/02/25	USD	1.17	EUR	2,012	$ 9,892
EUR Currency	Bank of America N.A.	—	10/08/25	USD	1.19	EUR	20,229	8,122
USD Currency	Morgan Stanley & Co. International PLC	—	10/15/25	MXN	18.70	USD	269	436
USD Currency	Morgan Stanley & Co. International PLC	—	10/16/25	MXN	19.00	USD	1,679	1,217
EUR Currency	BNP Paribas SA	—	10/29/25	USD	1.17	EUR	2,374	28,638
EUR Currency	JPMorgan Chase Bank N.A.	—	10/29/25	USD	1.19	EUR	1,781	6,917
USD Currency	Barclays Bank PLC	—	10/29/25	MXN	19.20	USD	85	111
USD Currency	Barclays Bank PLC	—	10/29/25	MXN	19.20	USD	2,012	2,619
KOSPI 200 Index	Bank of America N.A.	200,000	12/11/25	KRW	471.22	KRW	94,806	2,661
KOSPI 200 Index	BNP Paribas SA	200,000	12/11/25	KRW	497.76	KRW	94,806	1,087
								61,700
Put
EUR Currency	JPMorgan Chase Bank N.A.	—	10/01/25	USD	1.17	EUR	6,129	13,162
EUR Currency	BNP Paribas SA	—	10/07/25	USD	1.17	EUR	604	688
EUR Currency	BNP Paribas SA	—	10/07/25	USD	1.17	EUR	1,749	1,992

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
USD Currency	Deutsche Bank AG	—	10/08/25	JPY	142.00	USD	23,342	$ 1,611
EUR Currency	JPMorgan Chase Bank N.A.	—	10/10/25	USD	1.17	EUR	1,514	7,789
USD Currency	Morgan Stanley & Co. International PLC	—	10/16/25	SGD	1.27	USD	2,190	848
USD Currency	Standard Chartered Bank	—	10/16/25	TWD	29.70	USD	1,622	1,059
USD Currency	Bank of America N.A.	—	10/30/25	IDR	16,500.00	USD	1,614	5,259
USD Currency	Goldman Sachs International	—	11/21/25	TRY	43.00	USD	253	2,803
								35,211
								$ 96,911
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 12/20/30	5.00%	iTraxx.XO.44.V1	Quarterly	Morgan Stanley & Co. International PLC	10/15/25	—	EUR 2.88	EUR	744	$ 923

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 11/01/55	1-day SOFR, 4.24%	Annual	3.80%	Annual	JPMorgan Chase Bank N.A.	10/30/25	3.80%	USD	10,406	$ 71,365
30-Year Interest Rate Swap, 11/28/55	1-day SOFR, 4.24%	Annual	3.65%	Annual	Goldman Sachs International	11/26/25	3.65	USD	15,555	88,008
										$ 159,373
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EchoStar Corp., Class A	25	10/17/25	USD	80.00	USD	191	$ (5,812)
iShares China Large-Cap ETF	516	10/17/25	USD	45.00	USD	2,123	(3,870)
2-Year U.S. Treasury Note Future	20	10/24/25	USD	104.50	USD	4,167	(1,875)
Nikkei 225 Index	3	11/14/25	JPY	48,000.00	JPY	134,798	(5,782)
Alphabet, Inc., Class C	8	11/21/25	USD	280.00	USD	195	(2,440)
NVIDIA Corp.	13	11/21/25	USD	200.00	USD	243	(9,035)
iShares iBoxx $ High Yield Corporate Bond ETF	378	12/19/25	USD	81.00	USD	3,069	(26,082)
iShares iBoxx $ High Yield Corporate Bond ETF	1,078	01/16/26	USD	82.00	USD	8,752	(19,404)
							(74,300)
Put
SPDR S&P 500 ETF Trust	181	10/10/25	USD	645.00	USD	12,058	(20,272)
Freeport-McMoRan, Inc.	31	10/17/25	USD	40.00	USD	122	(6,339)
iShares iBoxx $ High Yield Corporate Bond ETF	717	10/17/25	USD	76.00	USD	5,821	(3,585)
Rheinmetall AG	2	10/17/25	EUR	1,400.00	EUR	397	(1,246)
SPDR S&P Regional Banking ETF	182	10/17/25	USD	59.00	USD	1,152	(5,642)
Alphabet, Inc., Class C	8	11/21/25	USD	210.00	USD	195	(2,068)
Apple, Inc.	14	11/21/25	USD	230.00	USD	356	(3,087)
Citigroup, Inc.	41	11/21/25	USD	90.00	USD	416	(4,961)
DR Horton, Inc.	10	11/21/25	USD	145.00	USD	169	(1,850)
DR Horton, Inc.	10	11/21/25	USD	155.00	USD	169	(3,800)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Euro Stoxx Banks	30	11/21/25	EUR	205.00	EUR	350	$ (2,774)
Intuit, Inc.	5	11/21/25	USD	630.00	USD	341	(5,850)
MongoDB, Inc., Class A	9	11/21/25	USD	260.00	USD	279	(3,487)
Walt Disney Co.	20	11/21/25	USD	100.00	USD	229	(2,030)
iShares Bitcoin Trust ETF(a)	102	01/16/26	USD	48.00	USD	663	(11,424)
							(78,415)
							$ (152,715)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	10/08/25	JPY	151.00	USD	23,342	$ (12,955)
USD Currency	Morgan Stanley & Co. International PLC	—	10/15/25	MXN	19.00	USD	404	(247)
USD Currency	Standard Chartered Bank	—	10/16/25	TWD	30.50	USD	1,622	(7,088)
EUR Currency	BNP Paribas SA	—	10/29/25	USD	1.19	EUR	3,561	(13,834)
USD Currency	Goldman Sachs International	—	11/21/25	TRY	45.00	USD	127	(1,487)
KOSPI 200 Index	Bank of America N.A.	200,000	12/11/25	KRW	515.26	KRW	94,806	(550)
KOSPI 200 Index	BNP Paribas SA	200,000	12/11/25	KRW	535.00	KRW	94,806	(242)
								(36,403)
Put
EUR Currency	JPMorgan Chase Bank N.A.	—	10/01/25	USD	1.16	EUR	6,130	(101)
EUR Currency	Bank of America N.A.	—	10/08/25	USD	1.14	EUR	20,229	(807)
USD Currency	Bank of America N.A.	—	10/30/25	IDR	16,200.00	USD	3,228	(2,134)
USD Currency	Citibank N.A.	—	10/31/25	JPY	137.00	USD	1,643	(483)
USD Currency	Bank of America N.A.	—	12/12/25	IDR	16,000.00	USD	7,827	(10,559)
USD Currency	Citibank N.A.	—	12/12/25	BRL	5.25	USD	7,827	(54,124)
USD Currency	HSBC Bank USA N.A.	—	12/12/25	ZAR	16.80	USD	7,736	(39,090)
USD Currency	Citibank N.A.	—	12/15/25	MXN	18.00	USD	7,827	(44,637)
								(151,935)
								$ (188,338)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 10/29/30	3.70%	Annual	6-mo. PRIBOR, 3.50%	Semi-Annual	JPMorgan Chase Bank N.A.	10/27/25	3.70%	CZK	36,280	$ (386)
5-Year Interest Rate Swap, 10/29/30	3.70%	Annual	6-mo. PRIBOR, 3.50%	Semi-Annual	Morgan Stanley & Co. International PLC	10/27/25	3.70	CZK	24,186	(258)
30-Year Interest Rate Swap, 11/01/55	3.50%	Annual	1-day SOFR, 4.24%	Annual	JPMorgan Chase Bank N.A.	10/30/25	3.50	USD	10,406	(7,087)
5-Year Interest Rate Swap, 11/16/30	3.10%	Annual	1-day SOFR, 4.24%	Annual	Goldman Sachs International	11/14/25	3.10	USD	26,255	(35,889)
5-Year Interest Rate Swap, 11/20/30	3.10%	Annual	1-day SOFR, 4.24%	Annual	JPMorgan Chase Bank N.A.	11/18/25	3.10	USD	33,170	(50,604)
5-Year Interest Rate Swap, 11/22/30	3.05%	Annual	1-day SOFR, 4.24%	Annual	Morgan Stanley & Co. International PLC	11/20/25	3.05	USD	32,840	(41,499)
5-Year Interest Rate Swap, 11/23/30	3.07%	Annual	1-day SOFR, 4.24%	Annual	Goldman Sachs International	11/21/25	3.07	USD	33,328	(47,634)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
30-Year Interest Rate Swap, 11/28/55	3.15%	Annual	1-day SOFR, 4.24%	Annual	Goldman Sachs International	11/26/25	3.15%	USD	15,555	$ (6,167)
2-Year Interest Rate Swap, 12/24/27	2.85%	Annual	1-day SOFR, 4.24%	Annual	Morgan Stanley & Co. International PLC	12/22/25	2.85	USD	149,819	(100,166)
10-Year Interest Rate Swap, 01/01/36	3.30%	Annual	1-day SOFR, 4.24%	Annual	JPMorgan Chase Bank N.A.	12/30/25	3.30	USD	12,575	(47,232)
										(336,922)
Put
5-Year Interest Rate Swap, 12/14/30	1-day SOFR, 4.24%	Annual	3.55%	Annual	Goldman Sachs International	12/12/25	3.55	USD	35,561	(110,190)
10-Year Interest Rate Swap, 01/01/36	1-day SOFR, 4.24%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	12/30/25	4.00	USD	12,575	(44,880)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 4.24%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	100,304	(278,845)
										(433,915)
										$ (770,837)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	USD	6,725	$ (546,291)	$ (464,133)	$ (82,158)
CDX.EM.44.V1	1.00	Quarterly	12/20/30	USD	380	8,255	8,309	(54)
CDX.NA.HY.45.V1	5.00	Quarterly	12/20/30	USD	1,316	(103,441)	(99,791)	(3,650)
Federative Republic of Brazil	1.00	Quarterly	12/20/30	USD	1,867	(31,917)	43,683	(75,600)
iTraxx.Asia.XJ.IG.44.V1	1.00	Quarterly	12/20/30	USD	165	(2,743)	(2,596)	(147)
iTraxx.EUR.44.V1	1.00	Quarterly	12/20/30	EUR	721	(18,364)	(18,427)	63
iTraxx.FINSR.44.V1	1.00	Quarterly	12/20/30	EUR	2,265	(52,265)	(52,697)	432
iTraxx.XO.44.V1	5.00	Quarterly	12/20/30	EUR	781	(98,500)	(95,907)	(2,593)
Kingdom of Saudi Arabia	1.00	Quarterly	12/20/30	USD	192	2,854	(2,671)	5,525
Republic of Colombia	1.00	Quarterly	12/20/30	USD	192	(8,199)	8,690	(16,889)
Republic of Korea	1.00	Quarterly	12/20/30	USD	350	12,561	(13,424)	25,985
Republic of Turkey	1.00	Quarterly	12/20/30	USD	261	(18,268)	21,944	(40,212)
United Mexican States	1.00	Quarterly	12/20/30	USD	1,052	3,952	2,684	1,268
						$ (852,366)	$ (664,336)	$ (188,030)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	787	$ 60,305	$ 34,019	$ 26,286
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	BBB+	USD	1,750	40,455	32,267	8,188
iTraxx.EUR.43.V1	1.00	Quarterly	06/20/30	BB+	EUR	2,922	77,684	59,906	17,778
iTraxx.XO.43.V2	5.00	Quarterly	06/20/30	B	EUR	4,844	619,488	439,866	179,622
Republic of Chile	1.00	Quarterly	12/20/30	A	USD	204	(4,719)	4,779	(9,498)
							$ 793,213	$ 570,837	$ 222,376

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.24%	Annual	4.25%	Annual	N/A	10/17/25	USD	75,674	$ (175,620)	$ 8	$ (175,628)
1-day SOFR, 4.24%	Annual	4.05%	Annual	N/A	10/18/25	USD	39,525	(171,686)	5	(171,691)
0.53%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	N/A	10/30/25	JPY	3,057,000	(849)	19	(868)
1-day SOFR, 4.24%	Annual	3.75%	Annual	N/A	12/15/25	USD	11,532	(69,493)	4	(69,497)
0.59%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	10/31/25 (a)	12/19/25	JPY	2,373,000	1,168	19	1,149
5.14%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	N/A	12/20/25	PLN	4,197	(27,754)	(1)	(27,753)
14.89%	At Termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/02/26	BRL	815	5	—	5
14.90%	At Termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/02/26	BRL	1,375	(4)	—	(4)
7.84%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	N/A	01/09/26	MXN	6,126	(450)	—	(450)
9.31%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	N/A	01/09/26	MXN	48,461	(15,609)	2	(15,611)
1-day TIIEFONDEO, 7.85%	Monthly	7.79%	Monthly	N/A	02/25/26	MXN	10,935	1,274	1	1,273
1-day TIIEFONDEO, 7.85%	Monthly	8.47%	Monthly	N/A	02/25/26	MXN	112,439	32,364	4	32,360
0.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	03/09/26	JPY	1	—	—	—
8.02%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	03/26/26	ZAR	33,027	(9,915)	2	(9,917)
1-day SOFR, 4.24%	Annual	4.40%	Annual	N/A	04/08/26	USD	65,486	175,436	78	175,358
1-day SOFR, 4.24%	Annual	4.45%	Annual	N/A	04/09/26	USD	16,493	52,802	20	52,782
1-day SOFR, 4.24%	Annual	4.05%	Annual	N/A	04/18/26	USD	25,833	(14,817)	32	(14,849)
1-day SOFR, 4.24%	Annual	4.30%	Annual	N/A	04/24/26	USD	30,734	62,873	40	62,833
8.15%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	05/07/26	ZAR	68,580	(34,856)	6	(34,862)
1-day SOFR, 4.24%	Annual	4.50%	Annual	N/A	05/08/26	USD	26,398	115,334	36	115,298
1-day TIIEFONDEO, 7.85%	Monthly	7.73%	Monthly	N/A	05/11/26	MXN	29,665	5,621	1	5,620
1-day TIIEFONDEO, 7.85%	Monthly	7.73%	Monthly	N/A	05/11/26	MXN	4,291	820	—	820
1-day TIIEFONDEO, 7.85%	Monthly	7.66%	Monthly	N/A	06/01/26	MXN	13,638	2,585	1	2,584
1-day TIIEFONDEO, 7.85%	Monthly	7.72%	Monthly	N/A	06/01/26	MXN	1,973	415	—	415
7.97%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	06/06/26	ZAR	16,986	(7,574)	2	(7,576)
7.73%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	N/A	06/19/26	MXN	100,648	(23,643)	6	(23,649)
1-day TIIEFONDEO, 7.85%	Monthly	7.69%	Monthly	N/A	06/26/26	MXN	1,266	288	—	288
1-day SOFR, 4.24%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,440	54,832	21	54,811
1-day TIIEFONDEO, 7.85%	Monthly	7.49%	Monthly	N/A	08/04/26	MXN	2,683	498	—	498
1-day TIIEFONDEO, 7.85%	Monthly	7.33%	Monthly	N/A	08/21/26	MXN	4,513	528	—	528
1-day TIIEFONDEO, 7.85%	Monthly	7.31%	Monthly	N/A	08/26/26	MXN	2,676	305	—	305
4.02%	At Termination	1-day SONIA, 3.97%	At Termination	N/A	09/16/26	GBP	35,000	(65,845)	(76,681)	10,836
4.19%	Quarterly	3-mo. WIBOR, 4.72%	Quarterly	N/A	09/17/26	PLN	1,048	340	1	339
4.21%	Quarterly	3-mo. WIBOR, 4.72%	Quarterly	N/A	09/17/26	PLN	3,816	(873)	3	(876)
4.21%	Quarterly	3-mo. WIBOR, 4.72%	Quarterly	N/A	09/17/26	PLN	1,768	458	105	353
4.22%	Annual	3-mo. WIBOR, 4.72%	Quarterly	N/A	09/17/26	PLN	1,051	244	1	243
4.31%	Semi-Annual	6-mo. WIBOR, 4.58%	Semi-Annual	N/A	09/17/26	PLN	1,754	136	1	135
4.43%	Quarterly	3-mo. WIBOR, 4.72%	Quarterly	N/A	09/17/26	PLN	496	(154)	—	(154)
4.46%	Annual	3-mo. WIBOR, 4.72%	Semi-Annual	N/A	09/17/26	PLN	1,770	(1,449)	1	(1,450)
6.81%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/26	ZAR	20,630	391	4	387
6.81%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/26	ZAR	12,233	218	2	216
6.86%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/26	ZAR	12,266	(111)	2	(113)
6.94%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/26	ZAR	44,524	(2,489)	8	(2,497)
6.94%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/26	ZAR	5,786	(319)	161	(480)
7.03%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/26	ZAR	20,653	(2,147)	4	(2,151)
7.06%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/26	ZAR	20,469	(2,429)	4	(2,433)
5.16%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	N/A	09/19/26	PLN	4,577	(10,185)	3	(10,188)
5.24%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	N/A	09/19/26	PLN	6,665	(16,208)	4	(16,212)
1-day SOFR, 4.24%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	8,267	47,523	15	47,508
1-day TIIEFONDEO, 7.85%	Monthly	7.62%	Monthly	N/A	11/18/26	MXN	2,687	958	1	957
1-day TIIEFONDEO, 7.85%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	18,572	25,101	2	25,099
1-day BZDIOVER, 0.06%	At Termination	13.91%	At Termination	N/A	01/04/27	BRL	319	(147)	—	(147)
1-day BZDIOVER, 0.06%	At Termination	14.00%	At Termination	N/A	01/04/27	BRL	538	(141)	—	(141)
5.13%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	N/A	03/19/27	PLN	6,048	(64,329)	4	(64,333)
5.14%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	N/A	03/19/27	PLN	10,081	(107,904)	8	(107,912)
6-mo. BUBOR, 6.48%	Semi-Annual	6.04%	Annual	N/A	03/19/27	HUF	27,331	(302)	—	(302)
1-day MIBOR, 5.74%	Semi-Annual	6.15%	Semi-Annual	N/A	03/19/27	INR	514,125	60,960	28	60,932
6-mo. BUBOR, 6.48%	Semi-Annual	6.50%	Annual	N/A	03/19/27	HUF	446,246	44,353	3	44,350

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.25%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	03/19/27	ZAR	16,416	$ (6,498)	$ 3	$ (6,501)
0.93%	Quarterly	1-day THOR, 1.50%	Quarterly	09/16/26 (a)	09/16/27	THB	36,490	143	4	139
0.95%	Quarterly	1-day THOR, 1.50%	Quarterly	09/16/26 (a)	09/16/27	THB	36,520	(129)	4	(133)
3.97%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	N/A	09/17/27	PLN	5,167	3,249	6	3,243
3.99%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	N/A	09/17/27	PLN	1,420	746	2	744
4.03%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	N/A	09/17/27	PLN	1,423	452	2	450
4.05%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	N/A	09/17/27	PLN	2,376	541	3	538
4.18%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	N/A	09/17/27	PLN	671	(308)	1	(309)
4.27%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	N/A	09/17/27	PLN	2,397	(2,222)	3	(2,225)
6-mo. BUBOR, 6.48%	Semi-Annual	5.68%	Annual	N/A	09/17/27	HUF	357,768	(11,211)	5	(11,216)
6-mo. BUBOR, 6.48%	Semi-Annual	5.76%	Annual	N/A	09/17/27	HUF	678,097	(18,246)	9	(18,255)
6-mo. BUBOR, 6.48%	Semi-Annual	5.94%	Annual	N/A	09/17/27	HUF	164,477	(2,698)	2	(2,700)
6-mo. BUBOR, 6.48%	Semi-Annual	6.02%	Annual	N/A	09/17/27	HUF	138,623	(1,695)	2	(1,697)
6-mo. BUBOR, 6.48%	Semi-Annual	6.09%	Annual	N/A	09/17/27	HUF	165,772	(1,365)	2	(1,367)
6-mo. BUBOR, 6.48%	Semi-Annual	6.10%	Annual	N/A	09/17/27	HUF	46,490	(362)	1	(363)
6-mo. BUBOR, 6.48%	Semi-Annual	6.11%	Annual	N/A	09/17/27	HUF	98,299	(740)	1	(741)
6-mo. BUBOR, 6.48%	Semi-Annual	6.20%	Annual	N/A	09/17/27	HUF	98,559	(223)	1	(224)
6.72%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/27	ZAR	4,355	(25)	1	(26)
6.72%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/27	ZAR	2,582	(4)	1	(5)
6.79%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/27	ZAR	2,589	(206)	1	(207)
6.93%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/27	ZAR	1,221	(285)	43	(328)
6.99%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/27	ZAR	9,398	(2,804)	2	(2,806)
7.02%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/27	ZAR	4,359	(1,423)	1	(1,424)
7.08%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/27	ZAR	4,321	(1,713)	1	(1,714)
1-day SOFR, 4.24%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	2,064	22,759	9	22,750
1-day SOFR, 4.24%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	2,064	23,948	9	23,939
1-day SOFR, 4.24%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	4,128	50,671	19	50,652
1-day SOFR, 4.24%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	20,964	291,601	95	291,506
1-day SOFR, 4.24%	Annual	3.95%	Annual	11/06/25 (a)	11/06/27	USD	63,560	741,428	289	741,139
1-day SOFR, 4.24%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	8,552	86,159	39	86,120
1-day BZDIOVER, 0.06%	At Termination	13.29%	At Termination	N/A	01/03/28	BRL	258	(80)	—	(80)
1-day SOFR, 4.24%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	11,120	45,308	48	45,260
3.45%	Annual	1-day SOFR, 4.24%	Annual	01/26/26	01/26/28	USD	10,280	(35,418)	44	(35,462)
1-day SOFR, 4.24%	Annual	4.00%	Annual	01/26/26	01/26/28	USD	10,280	143,167	44	143,123
3.27%	Annual	1-day SOFR, 4.24%	Annual	02/05/26 (a)	02/05/28	USD	10,488	(2,486)	45	(2,531)
1-day SOFR, 4.24%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	10,488	122,611	45	122,566
China Fixing Repo Rates 7-day, 1.65%	Quarterly	1.58%	Quarterly	N/A	03/19/28	CNY	7,240	10	7	3
1-day MIBOR, 5.74%	At Termination	5.80%	At Termination	06/16/27 (a)	06/16/28	INR	111,505	404	4	400
1-day MIBOR, 5.74%	At Termination	5.84%	At Termination	06/16/27 (a)	06/16/28	INR	111,505	778	4	774
1-day SONIA, 3.97%	Annual	4.86%	Annual	N/A	06/20/28	GBP	2,670	107,083	(5)	107,088
1-day SOFR, 4.24%	Annual	3.50%	Annual	N/A	08/20/28	USD	30,150	96,152	223	95,929
3-mo. KRW CDC, 2.57%	Quarterly	2.36%	Quarterly	N/A	09/17/28	KRW	682,494	(2,375)	3	(2,378)
3-mo. KRW CDC, 2.57%	Quarterly	2.37%	Quarterly	N/A	09/17/28	KRW	608,530	(2,029)	3	(2,032)
3-mo. KRW CDC, 2.57%	Quarterly	2.39%	Quarterly	N/A	09/17/28	KRW	1,216,549	(3,601)	6	(3,607)
3-mo. KRW CDC, 2.57%	Quarterly	2.40%	Quarterly	N/A	09/17/28	KRW	3,517,922	(9,501)	17	(9,518)
3-mo. KRW CDC, 2.57%	Quarterly	2.40%	Quarterly	N/A	09/17/28	KRW	5,207,973	(13,687)	25	(13,712)
3-mo. KRW CDC, 2.57%	Quarterly	2.41%	Quarterly	N/A	09/17/28	KRW	2,061,697	(5,119)	10	(5,129)
3-mo. KRW CDC, 2.57%	Quarterly	2.41%	Quarterly	N/A	09/17/28	KRW	135,634	(345)	—	(345)
3-mo. KRW CDC, 2.57%	Quarterly	2.44%	Quarterly	N/A	09/17/28	KRW	542,826	(975)	3	(978)
3-mo. KRW CDC, 2.57%	Quarterly	2.48%	Quarterly	09/17/27 (a)	09/17/28	KRW	3,293,135	(2,823)	8	(2,831)
3-mo. KRW CDC, 2.57%	Quarterly	2.50%	Quarterly	09/17/27 (a)	09/17/28	KRW	3,007,617	(2,209)	11	(2,220)
3-mo. KRW CDC, 2.57%	Quarterly	2.51%	Quarterly	09/17/27 (a)	09/17/28	KRW	3,364,453	(2,197)	12	(2,209)
3-mo. KRW CDC, 2.57%	Quarterly	2.53%	Quarterly	09/17/27 (a)	09/17/28	KRW	3,293,135	(1,792)	12	(1,804)
1-day MIBOR, 5.74%	Semi-Annual	5.54%	Semi-Annual	N/A	09/17/28	INR	375,289	(299)	43	(342)
1-day MIBOR, 5.74%	Semi-Annual	5.55%	Semi-Annual	N/A	09/17/28	INR	45,597	135	5	130
1-day MIBOR, 5.74%	Semi-Annual	5.58%	Semi-Annual	N/A	09/17/28	INR	25,580	279	2	277
1-day SOFR, 4.24%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,462	406,265	82	406,183
1-day SOFR, 4.24%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	9,063	7,928	41	7,887
1-day BZDIOVER, 0.06%	At Termination	13.01%	At Termination	N/A	01/02/29	BRL	16,624	(14,360)	29	(14,389)
1-day BZDIOVER, 0.06%	At Termination	13.11%	At Termination	N/A	01/02/29	BRL	864	(516)	1	(517)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day BZDIOVER, 0.06%	At Termination	13.14%	At Termination	N/A	01/02/29	BRL	6,868	$ (1,951)	$ 12	$ (1,963)
1-day BZDIOVER, 0.06%	At Termination	13.24%	At Termination	N/A	01/02/29	BRL	1,457	220	2	218
6-mo. EURIBOR, 2.10%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	6,374	293,187	48	293,139
1-day SOFR, 4.24%	Annual	3.79%	Annual	N/A	03/29/29	USD	36,848	421,095	239	420,856
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	04/08/29	USD	28,993	569,778	195	569,583
1-day SOFR, 4.24%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,493	355,670	111	355,559
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,833	513,831	175	513,656
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,806	256,926	87	256,839
6-mo. EURIBOR, 2.10%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	7,120	202,046	55	201,991
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,628	522,765	176	522,589
6-mo. EURIBOR, 2.10%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	5,166	138,932	42	138,890
3.81%	Annual	1-day SONIA, 3.97%	Annual	N/A	10/25/29	GBP	12,500	99,826	(287)	100,113
7.90%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	10/31/29	ZAR	35,000	(77,938)	10	(77,948)
1-day TIIEFONDEO, 7.85%	Monthly	7.77%	Monthly	N/A	11/14/29	MXN	1,222	1,314	1	1,313
1-day TIIEFONDEO, 7.85%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	111,543	398,173	43	398,130
7.78%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	N/A	12/14/29	MXN	1,261	(1,376)	1	(1,377)
8.97%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	N/A	12/14/29	MXN	15,180	(52,669)	7	(52,676)
1-day SONIA, 3.97%	Annual	4.00%	Annual	N/A	01/16/30	GBP	6,330	41,149	194	40,955
1-day SONIA, 3.97%	Annual	4.00%	Annual	N/A	01/20/30	GBP	5,129	33,887	158	33,729
6-mo. EURIBOR, 2.10%	Semi-Annual	2.18%	Annual	N/A	01/31/30	EUR	154	(488)	10	(498)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.21%	Annual	N/A	01/31/30	EUR	269	(717)	47	(764)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.21%	Annual	N/A	01/31/30	EUR	75	(269)	(40)	(229)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.29%	Annual	N/A	01/31/30	EUR	160	(253)	(15)	(238)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.42%	Annual	N/A	01/31/30	EUR	337	6,028	84	5,944
6-mo. EURIBOR, 2.10%	Semi-Annual	2.63%	Annual	N/A	01/31/30	EUR	580	12,545	12,068	477
6-mo. EURIBOR, 2.10%	Semi-Annual	2.18%	Annual	N/A	02/03/30	EUR	113	(334)	—	(334)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.29%	Annual	N/A	02/03/30	EUR	269	(504)	16	(520)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.33%	Annual	N/A	02/03/30	EUR	159	(9)	161	(170)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.43%	Annual	N/A	02/03/30	EUR	676	12,748	1,477	11,271
7.80%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	N/A	02/07/30	MXN	1,387	(1,561)	1	(1,562)
8.65%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	N/A	02/07/30	MXN	9,589	(27,673)	4	(27,677)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.46%	Annual	N/A	03/19/30	CZK	17,731	(946)	8	(954)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.60%	Annual	N/A	03/19/30	CZK	2,565	(1,446)	2	(1,448)
6-mo. WIBOR, 4.58%	Semi-Annual	4.94%	Annual	N/A	03/19/30	PLN	2,169	34,188	6	34,182
6-mo. BUBOR, 6.48%	Semi-Annual	6.15%	Annual	N/A	03/19/30	HUF	10,937	(102)	—	(102)
6-mo. BUBOR, 6.48%	Semi-Annual	6.55%	Annual	N/A	03/19/30	HUF	112,602	14,521	3	14,518
7.94%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	03/19/30	ZAR	50,774	(115,799)	26	(115,825)
1-day MIBOR, 5.74%	Semi-Annual	6.00%	Semi-Annual	N/A	03/19/30	INR	84,433	11,664	11	11,653
7.73%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	N/A	05/06/30	MXN	5,490	(5,354)	3	(5,357)
7.82%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	N/A	05/06/30	MXN	794	(929)	—	(929)
7.77%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	N/A	05/27/30	MXN	2,569	(2,749)	1	(2,750)
7.82%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	N/A	05/27/30	MXN	372	(438)	—	(438)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	1,614	(12,650)	17	(12,667)
1-day TIIEFONDEO, 7.85%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	15,930	18,883	8	18,875
1-day TIIEFONDEO, 7.85%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	1,705	2,020	1	2,019
6-mo. PRIBOR, 3.50%	Semi-Annual	3.56%	Annual	N/A	06/18/30	CZK	4,762	(3,449)	2	(3,451)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.62%	Annual	N/A	06/18/30	CZK	1,723	(1,031)	1	(1,032)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.66%	Annual	N/A	06/18/30	CZK	7,149	(3,575)	803	(4,378)
7.77%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	N/A	06/21/30	MXN	238	(254)	—	(254)
1-day TIIEFONDEO, 7.85%	Monthly	7.72%	Monthly	N/A	06/24/30	MXN	13,852	13,262	7	13,255
1-day TIIEFONDEO, 7.85%	Monthly	7.67%	Monthly	N/A	07/30/30	MXN	3,829	3,220	2	3,218
1-day TIIEFONDEO, 7.85%	Monthly	7.69%	Monthly	N/A	07/30/30	MXN	64,624	57,248	31	57,217
1-day TIIEFONDEO, 7.85%	Monthly	7.54%	Monthly	N/A	08/16/30	MXN	6,440	3,477	3	3,474
1-day TIIEFONDEO, 7.85%	Monthly	7.51%	Monthly	N/A	08/21/30	MXN	3,819	1,803	2	1,801
China Fixing Repo Rates 7-day, 1.65%	Quarterly	1.45%	Quarterly	N/A	09/17/30	CNY	23,016	(31,703)	36	(31,739)
China Fixing Repo Rates 7-day, 1.65%	Quarterly	1.56%	Quarterly	N/A	09/17/30	CNY	1,070	(658)	2	(660)
China Fixing Repo Rates 7-day, 1.65%	Quarterly	1.62%	Quarterly	N/A	09/17/30	CNY	1,200	(245)	2	(247)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
China Fixing Repo Rates 7-day, 1.65%	Quarterly	1.63%	Quarterly	N/A	09/17/30	CNY	2,139	$ (306)	$ 3	$ (309)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.39%	Annual	N/A	09/17/30	CZK	7,802	(8,982)	4	(8,986)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.41%	Annual	N/A	09/17/30	CZK	16,970	(19,103)	9	(19,112)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.55%	Annual	N/A	09/17/30	CZK	31,903	(25,694)	17	(25,711)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.62%	Annual	N/A	09/17/30	CZK	3,162	(2,089)	2	(2,091)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.64%	Annual	N/A	09/17/30	CZK	7,000	(4,282)	4	(4,286)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.68%	Annual	N/A	09/17/30	CZK	20,054	(10,574)	11	(10,585)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.70%	Annual	N/A	09/17/30	CZK	11,276	(5,418)	6	(5,424)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.70%	Annual	N/A	09/17/30	CZK	6,686	(3,190)	4	(3,194)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.81%	Annual	N/A	09/17/30	CZK	6,704	(1,550)	4	(1,554)
6-mo. WIBOR, 4.58%	Semi-Annual	4.04%	Annual	N/A	09/17/30	PLN	2,858	(3,974)	8	(3,982)
6-mo. WIBOR, 4.58%	Semi-Annual	4.05%	Annual	N/A	09/17/30	PLN	539	(624)	2	(626)
6-mo. WIBOR, 4.58%	Semi-Annual	4.14%	Annual	N/A	09/17/30	PLN	1,059	(56)	3	(59)
6-mo. WIBOR, 4.58%	Semi-Annual	4.14%	Annual	N/A	09/17/30	PLN	540	(92)	2	(94)
6-mo. WIBOR, 4.58%	Semi-Annual	4.23%	Annual	N/A	09/17/30	PLN	299	281	1	280
6-mo. WIBOR, 4.58%	Semi-Annual	4.33%	Annual	N/A	09/17/30	PLN	1,069	2,357	3	2,354
6-mo. BUBOR, 6.48%	Semi-Annual	5.96%	Annual	N/A	09/17/30	HUF	43,283	(1,684)	1	(1,685)
6-mo. BUBOR, 6.48%	Semi-Annual	6.16%	Annual	N/A	09/17/30	HUF	19,899	(281)	1	(282)
6-mo. BUBOR, 6.48%	Semi-Annual	6.17%	Annual	N/A	09/17/30	HUF	20,055	(258)	1	(259)
6-mo. BUBOR, 6.48%	Semi-Annual	6.21%	Annual	N/A	09/17/30	HUF	17,517	(125)	1	(126)
6-mo. BUBOR, 6.48%	Semi-Annual	6.22%	Annual	N/A	09/17/30	HUF	9,140	(60)	—	(60)
6-mo. BUBOR, 6.48%	Semi-Annual	6.27%	Annual	N/A	09/17/30	HUF	11,924	5	—	5
7.11%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/30	ZAR	9,334	(2,292)	6	(2,298)
7.11%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/30	ZAR	5,535	(1,342)	4	(1,346)
7.22%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/30	ZAR	6,827	(3,459)	4	(3,463)
7.37%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/30	ZAR	3,220	(2,823)	350	(3,173)
7.49%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/30	ZAR	11,495	(13,634)	7	(13,641)
7.60%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/30	ZAR	17,902	(25,788)	11	(25,799)
7.63%	Quarterly	3-mo. JIBAR, 7.00%	Quarterly	N/A	09/17/30	ZAR	11,393	(17,301)	7	(17,308)
3-mo. BBSW, 3.58%	Quarterly	3.90%	Quarterly	09/20/28 (a)	09/20/30	AUD	1,960	(1,287)	9	(1,296)
3-mo. BBSW, 3.58%	Quarterly	3.91%	Quarterly	09/20/28 (a)	09/20/30	AUD	1,925	(1,088)	10	(1,098)
3-mo. BBSW, 3.58%	Quarterly	3.92%	Quarterly	09/20/28 (a)	09/20/30	AUD	1,925	(934)	10	(944)
1.67%	Quarterly	China Fixing Repo Rates 7-day, 1.65%	Quarterly	12/17/25 (a)	12/17/30	CNY	1,685	(44)	3	(47)
1.68%	Quarterly	China Fixing Repo Rates 7-day, 1.65%	Quarterly	12/17/25 (a)	12/17/30	CNY	1,685	(191)	3	(194)
3-mo. TAIBOR, 1.68%	Quarterly	1.72%	Quarterly	12/17/25 (a)	12/17/30	TWD	26,920	(1,493)	10	(1,503)
2.60%	Quarterly	3-mo. KRW CDC, 2.57%	Quarterly	12/17/25 (a)	12/17/30	KRW	333,005	602	3	599
2.63%	Quarterly	3-mo. KRW CDC, 2.57%	Quarterly	12/17/25 (a)	12/17/30	KRW	324,976	205	3	202
4.08%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	12/17/25 (a)	12/17/30	PLN	3,877	2,631	12	2,619
4.08%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	12/17/25 (a)	12/17/30	PLN	3,936	2,576	12	2,564
4.10%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	12/17/25 (a)	12/17/30	PLN	3,936	1,864	12	1,852
1-day BZDIOVER, 0.06%	At Termination	13.38%	At Termination	N/A	01/02/31	BRL	336	281	1	280
1-day BZDIOVER, 0.06%	At Termination	13.47%	At Termination	N/A	01/02/31	BRL	567	944	1	943
0.02%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	N/A	08/26/31	EUR	8,789	1,391,649	116	1,391,533
1-day ESTR, 2,197.53%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	2,870	(27,131)	40	(27,171)
1-day SOFR, 4.24%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	5,752	(120,894)	53	(120,947)
3.24%	Annual	1-day SOFR, 4.24%	Annual	N/A	08/09/33	USD	5,937	134,466	87	134,379
1-day SOFR, 4.24%	Annual	3.75%	Annual	N/A	08/09/33	USD	8,716	113,993	116	113,877
1-day SOFR, 4.24%	Annual	3.93%	Annual	N/A	10/04/33	USD	12,560	256,051	174	255,877
1-day SOFR, 4.24%	Annual	3.50%	Annual	N/A	10/17/33	USD	17,463	(237,060)	242	(237,302)
4.40%	Annual	1-day SOFR, 4.24%	Annual	N/A	11/01/33	USD	5,329	(311,930)	74	(312,004)
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,076	113,495	55	113,440
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,938	81,901	40	81,861
3.62%	Annual	1-day SOFR, 4.24%	Annual	10/09/29 (a)	10/09/34	USD	10,760	99,905	101	99,804
1-day SOFR, 4.24%	Annual	3.66%	Annual	N/A	10/10/34	USD	1	(4)	—	(4)
9.11%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	N/A	11/08/34	MXN	9,670	(50,043)	8	(50,051)
6.07%	Semi-Annual	1-day MIBOR, 5.74%	Semi-Annual	N/A	03/19/35	INR	33,255	(3,494)	7	(3,501)
1-day SOFR, 4.24%	Annual	3.75%	Annual	N/A	07/09/35	USD	7,031	49,601	112	49,489
1-day TIIEFONDEO, 7.85%	Monthly	8.12%	Monthly	N/A	09/05/35	MXN	80,000	118,110	69	118,041
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day THOR, 1.50%	Quarterly	1.35%	Quarterly	N/A	09/17/35	THB	17,705	$ (5,369)	$ 9	$ (5,378)
1-day THOR, 1.50%	Quarterly	1.38%	Quarterly	N/A	09/17/35	THB	17,705	(4,071)	9	(4,080)
1-day THOR, 1.50%	Quarterly	1.43%	Quarterly	N/A	09/17/35	THB	1,013	(57)	1	(58)
1-day THOR, 1.50%	Quarterly	1.44%	Quarterly	N/A	09/17/35	THB	568	(18)	—	(18)
1-day THOR, 1.50%	Quarterly	1.58%	Quarterly	N/A	09/17/35	THB	507	183	—	183
1-day THOR, 1.50%	Quarterly	1.61%	Quarterly	N/A	09/17/35	THB	7,833	3,482	4	3,478
1-day THOR, 1.50%	Quarterly	1.79%	Quarterly	09/18/30 (a)	09/18/35	THB	31,830	(57)	13	(70)
1-day THOR, 1.50%	Quarterly	1.84%	Quarterly	12/18/30 (a)	12/18/35	THB	14,508	840	6	834
3.46%	Annual	1-day SOFR, 4.24%	Annual	12/15/26 (a)	12/15/36	USD	2,071	48,512	34	48,478
3.65%	Annual	1-day SOFR, 4.24%	Annual	N/A	11/03/53	USD	5,310	314,297	166	314,131
1-day SOFR, 4.24%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,310	19,432	166	19,266
Tokyo Overnight Average Rate, 0.48%	Annual	1.45%	Annual	N/A	03/06/54	JPY	234,530	(322,059)	54	(322,113)
Tokyo Overnight Average Rate, 0.48%	Annual	1.45%	Annual	N/A	03/11/54	JPY	234,530	(321,771)	54	(321,825)
								$ 6,747,399	$ (56,243)	$ 6,803,642

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	535	$ 22,111	$ 11	$ 22,100
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	300	$ (4,982)	$ 14,122	$ (19,104)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	176	(2,923)	5,417	(8,340)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	59	(980)	1,816	(2,796)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	65	(1,079)	2,106	(3,185)
UBS Group AG	1.00	Quarterly	BNP Paribas SA	06/20/28	EUR	100	(2,298)	2,543	(4,841)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	63	(1,448)	1,895	(3,343)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	600	(13,789)	11,997	(25,786)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	300	(5,089)	(980)	(4,109)
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	300	(5,355)	2,761	(8,116)
							$ (37,943)	$ 41,677	$ (79,620)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	66	$ 5,531	$ 2,620	$ 2,911
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	65	(4,274)	(1,126)	(3,148)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	74	(4,871)	(1,141)	(3,730)
								$ (3,614)	$ 353	$ (3,967)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
8.62%	At Termination	1-day COOIS, 8.73%	At Termination	JPMorgan Chase Bank N.A.	N/A	11/05/25	COP	7,467,468	$ 12,621	$ —	$ 12,621
14.18%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	5,183	(692)	—	(692)
14.74%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	1,364	188	—	188
14.79%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	2,967	232	—	232
14.87%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/26	BRL	1,376	37	—	37
14.90%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	817	(2)	—	(2)
14.95%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	386	(17)	—	(17)
1-day BZDIOVER, 0.06%	At Termination	10.16%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	39	(792)	—	(792)
1-day BZDIOVER, 0.06%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	97	(1,468)	—	(1,468)
1-day BZDIOVER, 0.06%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1	(18)	—	(18)
10.97%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	7,976	93,109	—	93,109
11.57%	At Termination	1-day BZDIOVER, 0.06%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	3,560	30,952	—	30,952
1-day BZDIOVER, 0.06%	At Termination	12.84%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	353	(1,411)	—	(1,411)
1-day BZDIOVER, 0.06%	At Termination	13.09%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	1,627	(5,156)	—	(5,156)
1-day BZDIOVER, 0.06%	At Termination	14.11%	At Termination	Goldman Sachs International	N/A	01/04/27	BRL	2,967	(1,101)	—	(1,101)
1-day BZDIOVER, 0.06%	At Termination	14.17%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	320	21	—	21
1-day BZDIOVER, 0.06%	At Termination	14.20%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	151	2	—	2
1-day BZDIOVER, 0.06%	At Termination	14.55%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2,838	3,135	—	3,135
1-day BZDIOVER, 0.06%	At Termination	14.58%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	405	540	—	540
15.41%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	3,869	(20,210)	—	(20,210)
1-day BZDIOVER, 0.06%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	10,929	(205,052)	—	(205,052)
1-day BZDIOVER, 0.06%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	2	(41)	—	(41)
1-day BZDIOVER, 0.06%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2	(47)	—	(47)
1-day BZDIOVER, 0.06%	At Termination	12.44%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/29	BRL	11,718	(74,429)	—	(74,429)
1-day BZDIOVER, 0.06%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,383	(7,105)	—	(7,105)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	BNP Paribas SA	N/A	01/02/29	BRL	30,000	(53,332)	—	(53,332)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,057	(10,667)	—	(10,667)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,937	(6,934)	—	(6,934)
1-day BZDIOVER, 0.06%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	15,813	(16,614)	—	(16,614)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.06%	At Termination	13.15%	At Termination	Goldman Sachs International	N/A	01/02/29	BRL	2,233	$ (2,406)	$ —	$ (2,406)
1-day BZDIOVER, 0.06%	At Termination	13.31%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	409	51	—	51
1-day BZDIOVER, 0.06%	At Termination	13.33%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	1,222	(77)	—	(77)
1-day BZDIOVER, 0.06%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	866	494	—	494
1-day BZDIOVER, 0.06%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,167	1,611	—	1,611
1-day BZDIOVER, 0.06%	At Termination	13.35%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	2,120	622	—	622
1-day BZDIOVER, 0.06%	At Termination	13.42%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	1,459	1,118	—	1,118
1-day BZDIOVER, 0.06%	At Termination	13.43%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	562	388	—	388
1-day BZDIOVER, 0.06%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	2,135	11,744	—	11,744
8.73%	Semi-Annual	1-day COOIS, 8.73%	Semi-Annual	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	1,037,589	(789)	—	(789)
8.78%	Quarterly	1-day COOIS, 8.73%	Quarterly	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	357,248	(427)	—	(427)
8.64%	Quarterly	1-day COOIS, 8.73%	Quarterly	Morgan Stanley & Co. International PLC	N/A	04/04/30	COP	3,981,178	1,030	—	1,030
8.23%	Quarterly	1-day COOIS, 8.73%	Quarterly	Barclays Bank PLC	N/A	09/17/30	COP	4,536,357	22,146	—	22,146
8.58%	Quarterly	1-day COOIS, 8.73%	Quarterly	Barclays Bank PLC	N/A	09/17/30	COP	2,085,510	2,746	—	2,746
8.64%	Quarterly	1-day COOIS, 8.73%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/17/30	COP	1,246,393	804	—	804
8.67%	Quarterly	1-day COOIS, 8.73%	Quarterly	Bank of America N.A.	N/A	09/17/30	COP	1,249,692	418	—	418
8.68%	Quarterly	1-day COOIS, 8.73%	Quarterly	JPMorgan Chase Bank N.A.	N/A	09/17/30	COP	2,101,922	595	—	595
8.74%	Quarterly	1-day COOIS, 8.73%	Quarterly	Barclays Bank PLC	N/A	09/17/30	COP	2,104,234	(818)	—	(818)
8.86%	Quarterly	1-day COOIS, 8.73%	Quarterly	Barclays Bank PLC	N/A	09/17/30	COP	589,474	(960)	—	(960)
1-day BZDIOVER, 0.06%	At Termination	13.04%	At Termination	Barclays Bank PLC	N/A	01/02/31	BRL	7,387	(21,749)	—	(21,749)
1-day BZDIOVER, 0.06%	At Termination	13.48%	At Termination	Barclays Bank PLC	N/A	01/02/31	BRL	337	555	—	555
									$ (247,155)	$ —	$ (247,155)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 79,316,498	$ —	$ 79,316,498
Common Stocks
Canada	93,468	—	—	93,468
Chile	—	—	23,667	23,667
China	188,739	184,744	—	373,483
Italy	—	440,443	—	440,443
Japan	—	164,062	—	164,062
Spain	—	258,059	—	258,059
United Kingdom	200,519	—	—	200,519
United States	10,219,415	485,897	1,485,727	12,191,039
Corporate Bonds
Argentina	—	555,700	—	555,700
Australia	—	4,314,923	687,893	5,002,816
Belgium	—	163,405	—	163,405
Brazil	—	2,061,197	—	2,061,197
Canada	—	4,701,692	940,815	5,642,507
Chile	—	1,470,775	—	1,470,775
China	—	1,690,272	—	1,690,272
Colombia	—	1,271,571	—	1,271,571
Czech Republic	—	1,801,285	—	1,801,285
Denmark	—	232,738	—	232,738
Finland	—	595,801	—	595,801
France	—	18,412,822	747,399	19,160,221
Germany	235,528	8,099,931	449,586	8,785,045
Greece	—	630,888	—	630,888
Hong Kong	—	1,338,440	—	1,338,440
Hungary	—	211,524	—	211,524
India	—	8,667,811	1,205,820	9,873,631
Indonesia	—	3,697,683	—	3,697,683
Ireland	—	786,286	—	786,286
Israel	—	507,217	—	507,217
Italy	215,004	9,992,298	423,687	10,630,989
Jamaica	—	—	4,262	4,262
Japan	—	3,657,976	—	3,657,976
Jersey	—	459,851	—	459,851
Luxembourg	—	3,472,065	—	3,472,065
Macau	—	2,365,776	—	2,365,776
Mexico	—	5,305,556	—	5,305,556
Morocco	—	441,866	—	441,866
Netherlands	—	6,156,807	—	6,156,807
Nigeria	—	200,375	—	200,375
Peru	—	256,111	—	256,111
Philippines	—	1,275,200	—	1,275,200
Portugal	—	353,320	—	353,320
Saudi Arabia	—	1,538,134	—	1,538,134
Singapore	—	448,141	—	448,141
Slovenia	—	236,568	—	236,568
South Africa	—	641,516	—	641,516
South Korea	—	1,036,672	—	1,036,672
Spain	106,038	1,660,102	—	1,766,140
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Sweden	$ —	$ 1,307,703	$ —	$ 1,307,703
Switzerland	—	1,712,076	—	1,712,076
Thailand	—	1,528,339	—	1,528,339
Turkey	—	406,798	—	406,798
Ukraine	—	771,117	—	771,117
United Arab Emirates	—	607,634	—	607,634
United Kingdom	—	17,851,601	—	17,851,601
United States	—	127,677,227	7,165,485	134,842,712
Uzbekistan	—	421,458	—	421,458
Venezuela	—	67,978	—	67,978
Vietnam	—	669,978	—	669,978
Fixed Rate Loan Interests	—	—	363,880	363,880
Floating Rate Loan Interests	—	20,850,424	5,398,561	26,248,985
Foreign Agency Obligations	—	250,340,210	—	250,340,210
Grantor Trust	2,685,930	—	—	2,685,930
Investment Companies	14,325,155	—	—	14,325,155
Municipal Bonds	—	10,240,043	—	10,240,043
Non-Agency Mortgage-Backed Securities	—	109,191,620	2,148,794	111,340,414
Preferred Securities
Capital Trusts	—	12,809,587	—	12,809,587
Preferred Stocks	118,269	—	6,574,137	6,692,406
U.S. Government Sponsored Agency Securities	—	145,584,448	—	145,584,448
U.S. Treasury Obligations	—	3,923,737	—	3,923,737
Warrants
United States	6,145	68	356,123	362,336
Venezuela	—	12,000	—	12,000
Short-Term Securities
Foreign Agency Obligations	—	4,867,645	—	4,867,645
Money Market Funds	4,060,769	—	—	4,060,769
Options Purchased
Credit Contracts	—	923	—	923
Equity Contracts	288,689	3,748	—	292,437
Foreign Currency Exchange Contracts	—	151,499	—	151,499
Interest Rate Contracts	3,500	159,373	—	162,873
Unfunded Floating Rate Loan Interests(a)	—	—	—	—
Liabilities
Investments
Unfunded Floating Rate Loan Interests(a)	—	—	(2,096)	(2,096)
TBA Sale Commitments	—	(2,915,167)	—	(2,915,167)
	$ 32,747,168	$ 889,802,065	$ 27,973,740	$ 950,522,973
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 267,995	$ —	$ 267,995
Equity Contracts	229,923	—	—	229,923
Foreign Currency Exchange Contracts	—	2,808,436	—	2,808,436
Interest Rate Contracts	2,269,979	9,816,114	—	12,086,093
Other Contracts	—	22,100	—	22,100
Liabilities
Credit Contracts	—	(317,236)	—	(317,236)
Equity Contracts	(416,604)	(22,804)	—	(439,408)
Foreign Currency Exchange Contracts	—	(3,271,434)	—	(3,271,434)
Interest Rate Contracts	(1,088,847)	(4,030,464)	—	(5,119,311)
	$ 994,451	$ 5,272,707	$ —	$ 6,267,158

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2024	$ 1,358,458	$ 9,398,057	623,814	$ 4,929,660	$ 1,861,345	$ 5,274,813	(6,427)
Transfers into Level 3	—	723,600	—	91,733	—	—	—
Transfers out of Level 3	—	—	—	(400,070)	—	—	—
Accrued discounts/premiums	—	67,843	349	4,878	29,703	—	—
Net realized gain (loss)	—	(120,456)	(422)	2,224	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(28,086)	(85,160)	(24,669)	(38,872)	1,873	1,129,264	4,331
Purchases	399,887	4,569,952	2,930	1,777,029	407,825	1,180,518	—
Sales	(220,865)	(2,928,889)	(238,122)	(968,021)	(151,952)	(1,010,458)	—
Closing balance, as of September 30, 2025	$ 1,509,394	$ 11,624,947	363,880	$ 5,398,561	$ 2,148,794	$ 6,574,137	(2,096)
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(a)	$ (28,086)	$ 34,945	(22,494)	$ (36,842)	$ 1,873	$ 1,122,662	4,331

	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ 196,655	$ 23,636,375
Transfers into Level 3	129,056	944,389
Transfers out of Level 3	—	(400,070)
Accrued discounts/premiums	—	102,773
Net realized gain (loss)	—	(118,654)
Net change in unrealized appreciation (depreciation)(a)	30,412	989,093
Purchases	—	8,338,141
Sales	—	(5,518,307)
Closing balance, as of September 30, 2025	$ 356,123	$ 27,973,740
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(a)	$ 30,421	$ 1,106,810

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $4,133,428.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stock	$1,338,885	Market	EBITDA Multiple	16.00x - 27.54x	22.18x
			Revenue Multiple	10.00x - 15.12x	11.41x
		Income	Discount Rate	15%	—

Corporate Bonds	10,848,846	Income	Discount Rate	7% - 21%	12%

Floating Rate Loan Interests	4,756,799	Income	Discount Rate	9% - 16%	11%

Preferred Stocks	6,530,659	Market	Revenue Multiple	3.25x - 30.17x	20.06x
			Time to Exit	1.0 - 3.0 years	2.7 years
			Volatility	48% - 80%	53%
			Market Adjustment Multiple	0.20x	—
		Income	Discount Rate	10% - 15%	13%
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Warrants	365,123	Market	Revenue Multiple	1.04x - 10.25x	9.28x
			Volatility	30% - 48%	41%
			Time to Exit	3.0 - 9.6 years	5.2 years
	$23,840,312

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
Currency Abbreviation (continued)
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BBSW	Bank Bill Swap Rate
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CVR	Contingent Value Right
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
GO	General Obligation Bonds
GOL	General Obligation Ltd.
JIBAR	Johannesburg Interbank Average Rate

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Strategic Global Bond Fund, Inc.

Portfolio Abbreviation (continued)
KOSPI	Korea Composite Stock Price Index
M/F	Multi-Family
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PRIBOR	Prague Interbank Offer Rate
PSF	Permanent School Fund
RB	Revenue Bonds
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TAIBOR	Taipei Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
WIBOR	Warsaw Interbank Offered Rate
Schedule of Investments